UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 5.1%
1,819	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.993%, 12/27/22 (e)	1,840
	Ally Auto Receivables Trust,
97	Series 2010-3, Class A3, 1.110%, 10/15/14	97
677	Series 2010-3, Class A4, 1.550%, 08/17/15	682
49	Series 2010-4, Class A3, 0.910%, 11/17/14	49
178	Series 2011-1, Class A3, 1.380%, 01/15/15	179
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,424
980	Series 2012-2, Class A3, 0.740%, 04/15/16	982
728	Series 2012-3, Class A2, 0.700%, 01/15/15	729
1,123	Series 2012-3, Class A3, 0.850%, 08/15/16	1,127
1,375	Series 2012-4, Class A2, 0.480%, 05/15/15	1,375
1,843	Series 2012-5, Class A2, 0.450%, 07/15/15	1,844
	American Credit Acceptance Receivables Trust,
572	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	576
1,065	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,065
1,912	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,910
	AmeriCredit Automobile Receivables Trust,
148	Series 2010-3, Class A3, 1.140%, 04/08/15	147
59	Series 2010-4, Class A3, 1.270%, 04/08/15	59
162	Series 2011-1, Class A3, 1.390%, 09/08/15	162
44	Series 2011-4, Class A2, 0.920%, 03/09/15	44
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,419
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,206
489	Series 2012-1, Class A2, 0.910%, 10/08/15	490
235	Series 2012-1, Class A3, 1.230%, 09/08/16	237
123	Series 2012-2, Class A3, 1.050%, 10/11/16	124
434	Series 2012-3, Class A2, 0.710%, 12/08/15	435
361	Series 2012-3, Class A3, 0.960%, 01/09/17	363
333	Series 2012-4, Class A2, 0.490%, 04/08/16	333
1,000	Series 2012-5, Class A2, 0.510%, 01/08/16	1,000
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
605	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	605
	Bank of America Auto Trust,
94	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	94
589	Series 2012-1, Class A3, 0.780%, 06/15/16	591
3,925	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e) (i)	3,925
605	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	567
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	623
1,268	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,263
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	709
1,659	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,658
	CarMax Auto Owner Trust,
561	Series 2011-1, Class A3, 1.290%, 09/15/15	563
885	Series 2011-1, Class A4, 2.160%, 09/15/16	902
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,357
382	Series 2012-3, Class A2, 0.430%, 09/15/15	382
	CarNow Auto Receivables Trust,
68	Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	68
2,226	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	2,226
495	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	517
887	CFC LLC, Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	887

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
1,642	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,656
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	992
1,218	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.383%, 02/25/46 (e) (i)	1,135
425	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.573%, 12/25/33	389
	CNH Equipment Trust,
212	Series 2010-C, Class A3, 1.170%, 05/15/15	212
331	Series 2011-A, Class A3, 1.200%, 05/16/16	333
747	Series 2011-A, Class A4, 2.040%, 10/17/16	761
50	Series 2012-A, Class A2, 0.650%, 07/15/15	50
920	Series 2012-A, Class A3, 0.940%, 05/15/17	924
949	Series 2012-C, Class A2, 0.440%, 02/16/16	949
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,648
1,931	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,926
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.793%, 10/25/34	728
	CPS Auto Receivables Trust,
1,073	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,113
553	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	563
3,092	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,137
	CPS Auto Trust,
1,788	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,801
292	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	293
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,317
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	573
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,520
	Discover Card Execution Note Trust,
1,040	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,042
813	Series 2012-A1, Class A1, 0.810%, 08/15/17	817
	Exeter Automobile Receivables Trust,
1,083	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,085
1,480	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,478
125	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.293%, 12/25/36	123
831	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	839
	Flagship Credit Auto Trust,
135	Series 2012-1, Class A, 1.860%, 01/15/15 (e)	136
1,847	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,858
	Ford Credit Auto Owner Trust,
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,761
600	Series 2012-B, Class A3, 0.720%, 12/15/16	601
828	Series 2012-D, Class A2, 0.400%, 09/15/15	828
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.579%, 01/15/18	670
	Freedom Trust,
150	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	150
952	Series 2011-2, Class A11, VAR, 3.549%, 08/01/46 (e)	981
340	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	331
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	801
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
562	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	562
4	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		HLSS Servicer Advance Receivables Backed Notes,
1,954		Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,958
1,560		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,590
1,607		Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	1,608
1,197		Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,205
497		Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	500
1,162		Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,162
219		Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.393%, 03/25/36	180
		Honda Auto Receivables Owner Trust,
550		Series 2011-1, Class A4, 1.800%, 04/17/17	556
809		Series 2012-1, Class A3, 0.770%, 01/15/16	811
388		Series 2012-1, Class A4, 0.970%, 04/16/18	391
413		Series 2012-2, Class A3, 0.700%, 02/16/16	414
284		Series 2013-1, Class A2, 0.350%, 06/22/15	284
		HSBC Home Equity Loan Trust USA,
989		Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	970
47		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	47
1,859		Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	1,855
		Huntington Auto Trust,
826		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	829
1,000		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,012
692		Series 2012-1, Class A3, 0.810%, 09/15/16	695
687		Series 2012-2, Class A2, 0.380%, 09/15/15	687
		Hyundai Auto Receivables Trust,
158		Series 2010-B, Class A3, 0.970%, 04/15/15	158
710		Series 2010-B, Class A4, 1.630%, 03/15/17	720
216		Series 2011-A, Class A3, 1.160%, 04/15/15	216
520		Series 2011-A, Class A4, 1.780%, 12/15/15	527
502		Series 2011-B, Class A3, 1.040%, 09/15/15	504
824		Series 2011-B, Class A4, 1.650%, 02/15/17	837
865		Series 2012-A, Class A3, 0.720%, 03/15/16	867
1,000		Series 2013-A, Class A2, 0.400%, 12/15/15	1,000
		John Deere Owner Trust,
235		Series 2011-A, Class A3, 1.290%, 01/15/16	236
355		Series 2011-A, Class A4, 1.960%, 04/16/18	360
884		Series 2012-B, Class A2, 0.430%, 02/17/15	884
581		Series 2012-B, Class A4, 0.690%, 01/15/19	580
15,000		KGS- Alpha Capital Markets LP, 1.317%, 03/25/39	968
75		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	75
834		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.543%, 07/25/34 (e)	826
		Long Beach Mortgage Loan Trust,
–	(h)	Series 2006-8, Class 2A2, VAR, 0.283%, 09/25/36	—	(h)
564		Series 2006-WL2, Class 2A3, VAR, 0.393%, 01/25/36	530
2,420		Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	2,419
1,326		Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.443%, 03/25/32	1,332
		Mercedes-Benz Auto Receivables Trust,
34		Series 2010-1, Class A3, 1.420%, 08/15/14	34
370		Series 2012-1, Class A2, 0.370%, 03/16/15	370
1,157		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,153
3,100		MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,129
		Nationstar Agency Advance Funding Trust,
1,078		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,080
439		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	439

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	217
998	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.548%, 12/07/20	1,001
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.069%, 11/25/33	1,020
375	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	382
935	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	936
	Nissan Auto Receivables Owner Trust,
96	Series 2010-A, Class A3, 0.870%, 07/15/14	96
450	Series 2010-A, Class A4, 1.310%, 09/15/16	452
672	Series 2012-A, Class A3, 0.730%, 05/16/16	674
333	Series 2012-A, Class A4, 1.000%, 07/16/18	336
1,500	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	1,500
1,572	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	1,537
	PennyMac Loan Trust,
142	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	142
894	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	889
3,000	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.493%, 03/25/36	2,814
57	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	57
298	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	172
1,813	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,814
	Resort Finance Timeshare Receivables Trust,
2,206	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	2,205
1,637	Series 2012-2, 5.750%, 09/05/18 (i)	1,637
1,599	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,676
	Santander Drive Auto Receivables Trust,
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	711
450	Series 2011-1, Class B, 2.350%, 11/16/15	455
221	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	222
395	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	397
670	Series 2012-1, Class A2, 1.250%, 04/15/15	672
411	Series 2012-1, Class A3, 1.490%, 10/15/15	414
342	Series 2012-2, Class A2, 0.910%, 05/15/15	342
427	Series 2012-2, Class A3, 1.220%, 12/15/15	429
269	Series 2012-3, Class A3, 1.080%, 04/15/16	270
500	Series 2012-6, Class A2, 0.470%, 09/15/15	500
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
556	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	565
316	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.933%, 01/25/36	215
	SNAAC Auto Receivables Trust,
362	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	364
504	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	503
5,250	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e) (i)	5,273
8,100	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	8,019
	Stanwich Mortgage Loan Co. LLC,
3,725	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	3,732
4,782	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	4,790
	Stanwich Mortgage Loan Trust,
3,929	Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	3,931
2,033	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	2,033
3,500	Station Place Securitization Trust, 1.559%, 02/25/15	3,500
156	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	155

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
289		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	311
		Toyota Auto Receivables Owner Trust,
42		Series 2010-C, Class A3, 0.770%, 04/15/14	42
465		Series 2011-A, Class A3, 0.980%, 10/15/14	465
1,540		Series 2011-A, Class A4, 1.560%, 05/15/15	1,554
3,844		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	3,918
688		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	688
173		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	173
1,100		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,104
2,127		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,136
		VOLT LLC,
2,498		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e) (i)	2,498
289		Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	292
463		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	465
		Westgate Resorts LLC,
1,793		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,842
1,812		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,835
888		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	894
1,750		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,751
90		Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	90
		World Omni Auto Receivables Trust,
742		Series 2010-A, Class A4, 2.210%, 05/15/15	747
1,230		Series 2012-B, Class A2, 0.430%, 11/16/15	1,230

		Total Asset-Backed Securities (Cost $190,435)	192,446

Collateralized Mortgage Obligations — 27.2%
		Agency CMO — 17.4%
964		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	1,029
257		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	288
		Federal Home Loan Mortgage Corp. REMICS,
20		Series 11, Class D, 9.500%, 07/15/19	21
12		Series 22, Class C, 9.500%, 04/15/20	13
18		Series 23, Class F, 9.600%, 04/15/20	20
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	2
5		Series 99, Class Z, 9.500%, 01/15/21	6
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, IO, 1,066.208%, 02/15/21	—	(h)
7		Series 1065, Class J, 9.000%, 04/15/21	9
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	3
6		Series 1084, Class F, VAR, 1.200%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	8
14		Series 1116, Class I, 5.500%, 08/15/21	16
15		Series 1144, Class KB, 8.500%, 09/15/21	17
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	8
14		Series 1250, Class J, 7.000%, 05/15/22	17
24		Series 1343, Class LA, 8.000%, 08/15/22	28
30		Series 1343, Class LB, 7.500%, 08/15/22	35
51		Series 1370, Class JA, VAR, 1.400%, 09/15/22	51
53		Series 1455, Class WB, IF, 4.550%, 12/15/22	55
240		Series 1466, Class PZ, 7.500%, 02/15/23	275
4		Series 1470, Class F, VAR, 1.967%, 02/15/23	4
263		Series 1498, Class I, VAR, 1.400%, 04/15/23	262

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
372	Series 1502, Class PX, 7.000%, 04/15/23	416
50	Series 1505, Class Q, 7.000%, 05/15/23	55
108	Series 1518, Class G, IF, 8.859%, 05/15/23	126
36	Series 1541, Class M, HB, IF, 23.676%, 07/15/23	56
98	Series 1541, Class O, VAR, 1.000%, 07/15/23	101
10	Series 1570, Class F, VAR, 2.467%, 08/15/23	11
356	Series 1573, Class PZ, 7.000%, 09/15/23	403
231	Series 1591, Class PV, 6.250%, 10/15/23	256
1	Series 1595, Class D, 7.000%, 10/15/13	1
6	Series 1596, Class D, 6.500%, 10/15/13	6
27	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	43
1	Series 1607, Class SA, HB, IF, 21.214%, 10/15/13	1
955	Series 1608, Class L, 6.500%, 09/15/23	1,070
156	Series 1609, Class LG, IF, 16.792%, 11/15/23	178
547	Series 1638, Class H, 6.500%, 12/15/23	614
445	Series 1642, Class PJ, 6.000%, 11/15/23	506
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18	Series 1686, Class SH, IF, 18.675%, 02/15/24	28
153	Series 1695, Class EB, 7.000%, 03/15/24	176
31	Series 1699, Class FC, VAR, 0.850%, 03/15/24	31
165	Series 1700, Class GA, PO, 02/15/24	147
431	Series 1706, Class K, 7.000%, 03/15/24	490
14	Series 1709, Class FA, VAR, 0.880%, 03/15/24	15
51	Series 1745, Class D, 7.500%, 08/15/24	59
932	Series 1760, Class ZD, VAR, 1.230%, 02/15/24	986
338	Series 1798, Class F, 5.000%, 05/15/23	366
6	Series 1807, Class G, 9.000%, 10/15/20	7
93	Series 1829, Class ZB, 6.500%, 03/15/26	105
1	Series 1844, Class E, 6.500%, 10/15/13	1
93	Series 1863, Class Z, 6.500%, 07/15/26	104
39	Series 1865, Class D, PO, 02/15/24	32
69	Series 1890, Class H, 7.500%, 09/15/26	80
190	Series 1899, Class ZE, 8.000%, 09/15/26	221
11	Series 1935, Class FL, VAR, 0.950%, 02/15/27	11
147	Series 1963, Class Z, 7.500%, 01/15/27	171
22	Series 1970, Class PG, 7.250%, 07/15/27	26
217	Series 1981, Class Z, 6.000%, 05/15/27	236
94	Series 1987, Class PE, 7.500%, 09/15/27	110
249	Series 2019, Class Z, 6.500%, 12/15/27	280
73	Series 2033, Class SN, HB, IF, 27.088%, 03/15/24	48
197	Series 2038, Class PN, IO, 7.000%, 03/15/28	24
397	Series 2040, Class PE, 7.500%, 03/15/28	463
67	Series 2043, Class CJ, 6.500%, 04/15/28	77
317	Series 2054, Class PV, 7.500%, 05/15/28	370
583	Series 2075, Class PH, 6.500%, 08/15/28	663
655	Series 2075, Class PM, 6.250%, 08/15/28	672
195	Series 2086, Class GB, 6.000%, 09/15/28	211
266	Series 2089, Class PJ, IO, 7.000%, 10/15/28	33
842	Series 2095, Class PE, 6.000%, 11/15/28	945
31	Series 2102, Class TC, 6.000%, 12/15/13	31
22	Series 2102, Class TU, 6.000%, 12/15/13	22
91	Series 2115, Class PE, 6.000%, 01/15/14	92
276	Series 2125, Class JZ, 6.000%, 02/15/29	306
63	Series 2132, Class SB, HB, IF, 29.691%, 03/15/29	108
38	Series 2134, Class PI, IO, 6.500%, 03/15/19	5
3	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
344	Series 2136, Class PG, 6.000%, 03/15/29	384
100	Series 2141, Class IO, IO, 7.000%, 04/15/29	12

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
86	Series 2163, Class PC, IO, 7.500%, 06/15/29	12
987	Series 2169, Class TB, 7.000%, 06/15/29	1,146
435	Series 2172, Class QC, 7.000%, 07/15/29	497
416	Series 2176, Class OJ, 7.000%, 08/15/29	476
234	Series 2201, Class C, 8.000%, 11/15/29	276
201	Series 2209, Class TC, 8.000%, 01/15/30	246
346	Series 2210, Class Z, 8.000%, 01/15/30	407
90	Series 2224, Class CB, 8.000%, 03/15/30	107
210	Series 2230, Class Z, 8.000%, 04/15/30	247
170	Series 2234, Class PZ, 7.500%, 05/15/30	198
140	Series 2247, Class Z, 7.500%, 08/15/30	164
208	Series 2256, Class MC, 7.250%, 09/15/30	242
388	Series 2259, Class ZM, 7.000%, 10/15/30	452
10	Series 2261, Class ZY, 7.500%, 10/15/30	11
50	Series 2262, Class Z, 7.500%, 10/15/30	59
426	Series 2271, Class PC, 7.250%, 12/15/30	497
637	Series 2283, Class K, 6.500%, 12/15/23	709
209	Series 2296, Class PD, 7.000%, 03/15/31	244
66	Series 2306, Class K, PO, 05/15/24	63
155	Series 2306, Class SE, IF, IO, 8.870%, 05/15/24	28
288	Series 2313, Class LA, 6.500%, 05/15/31	328
362	Series 2325, Class PM, 7.000%, 06/15/31	392
502	Series 2344, Class QG, 6.000%, 08/15/16	530
2,307	Series 2344, Class ZD, 6.500%, 08/15/31	2,513
230	Series 2344, Class ZJ, 6.500%, 08/15/31	260
186	Series 2345, Class NE, 6.500%, 08/15/31	192
152	Series 2345, Class PQ, 6.500%, 08/15/16	156
231	Series 2351, Class PZ, 6.500%, 08/15/31	258
1,919	Series 2353, Class AZ, 6.000%, 09/15/31	2,127
200	Series 2353, Class TD, 6.000%, 09/15/16	211
174	Series 2355, Class BP, 6.000%, 09/15/16	184
113	Series 2359, Class PM, 6.000%, 09/15/16	120
800	Series 2359, Class ZB, 8.500%, 06/15/31	960
291	Series 2360, Class PG, 6.000%, 09/15/16	308
68	Series 2363, Class PF, 6.000%, 09/15/16	72
131	Series 2366, Class MD, 6.000%, 10/15/16	139
369	Series 2367, Class ME, 6.500%, 10/15/31	396
471	Series 2391, Class QR, 5.500%, 12/15/16	497
191	Series 2394, Class MC, 6.000%, 12/15/16	202
743	Series 2396, Class FM, VAR, 0.649%, 12/15/31	747
426	Series 2399, Class OH, 6.500%, 01/15/32	464
752	Series 2399, Class TH, 6.500%, 01/15/32	820
644	Series 2410, Class NG, 6.500%, 02/15/32	707
248	Series 2410, Class OE, 6.375%, 02/15/32	270
463	Series 2410, Class QS, IF, 18.982%, 02/15/32	582
232	Series 2410, Class QX, IF, IO, 8.451%, 02/15/32	58
501	Series 2412, Class SP, IF, 15.702%, 02/15/32	681
804	Series 2420, Class XK, 6.500%, 02/15/32	874
569	Series 2423, Class MC, 7.000%, 03/15/32	664
536	Series 2423, Class MT, 7.000%, 03/15/32	593
197	Series 2425, Class OB, 6.000%, 03/15/17	210
1,193	Series 2430, Class WF, 6.500%, 03/15/32	1,364
635	Series 2434, Class TC, 7.000%, 04/15/32	719
565	Series 2435, Class CJ, 6.500%, 04/15/32	634
517	Series 2436, Class MC, 7.000%, 04/15/32	590
432	Series 2444, Class ES, IF, IO, 7.751%, 03/15/32	101

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
285	Series 2450, Class GZ, 7.000%, 05/15/32	332
346	Series 2450, Class SW, IF, IO, 7.801%, 03/15/32	82
1,604	Series 2455, Class GK, 6.500%, 05/15/32	1,834
115	Series 2458, Class QE, 5.500%, 06/15/17	121
538	Series 2462, Class JG, 6.500%, 06/15/32	616
1,252	Series 2464, Class SI, IF, IO, 7.801%, 02/15/32	242
128	Series 2466, Class PG, 6.500%, 04/15/32	130
942	Series 2466, Class PH, 6.500%, 06/15/32	1,045
552	Series 2474, Class NR, 6.500%, 07/15/32	615
733	Series 2484, Class LZ, 6.500%, 07/15/32	838
1,103	Series 2500, Class MC, 6.000%, 09/15/32	1,226
76	Series 2503, Class BH, 5.500%, 09/15/17	81
340	Series 2508, Class AQ, 5.500%, 10/15/17	364
739	Series 2512, Class PG, 5.500%, 10/15/22	816
16	Series 2515, Class DE, 4.000%, 03/15/32	16
404	Series 2535, Class BK, 5.500%, 12/15/22	447
671	Series 2537, Class TE, 5.500%, 12/15/17	718
1,372	Series 2543, Class YX, 6.000%, 12/15/32	1,542
1,389	Series 2544, Class HC, 6.000%, 12/15/32	1,564
1,569	Series 2552, Class ME, 6.000%, 01/15/33	1,766
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,636
1,020	Series 2568, Class KG, 5.500%, 02/15/23	1,117
148	Series 2571, Class SK, HB, IF, 33.641%, 09/15/23	271
3,447	Series 2575, Class ME, 6.000%, 02/15/33	3,878
446	Series 2586, Class WI, IO, 6.500%, 03/15/33	95
1,447	Series 2587, Class WX, 5.000%, 03/15/18	1,546
1,018	Series 2596, Class QG, 6.000%, 03/15/33	1,133
19	Series 2597, Class DS, IF, IO, 7.351%, 02/15/33	—	(h)
7	Series 2599, Class DS, IF, IO, 6.801%, 02/15/33	—	(h)
10	Series 2610, Class DS, IF, IO, 6.901%, 03/15/33	—	(h)
462	Series 2611, Class UH, 4.500%, 05/15/18	483
834	Series 2617, Class GR, 4.500%, 05/15/18	887
773	Series 2626, Class NS, IF, IO, 6.351%, 06/15/23	63
967	Series 2631, Class LC, 4.500%, 06/15/18	1,023
471	Series 2636, Class Z, 4.500%, 06/15/18	497
578	Series 2637, Class SA, IF, IO, 5.901%, 06/15/18	53
41	Series 2638, Class DS, IF, 8.401%, 07/15/23	45
155	Series 2640, Class UG, IO, 5.000%, 01/15/32	3
132	Series 2640, Class UP, IO, 5.000%, 01/15/32	1
1,023	Series 2645, Class BI, IO, 4.500%, 02/15/18	24
487	Series 2650, Class PO, PO, 12/15/32	484
1,677	Series 2650, Class SO, PO, 12/15/32	1,674
708	Series 2651, Class VZ, 4.500%, 07/15/18	748
846	Series 2672, Class ME, 5.000%, 11/15/22	879
3,012	Series 2675, Class CK, 4.000%, 09/15/18	3,173
6,488	Series 2684, Class PO, PO, 01/15/33	6,470
659	Series 2691, Class ME, 4.500%, 04/15/32	671
202	Series 2692, Class SC, IF, 12.888%, 07/15/33	227
949	Series 2695, Class DG, 4.000%, 10/15/18	1,001
77	Series 2696, Class CO, PO, 10/15/18	76
520	Series 2702, Class PC, 5.000%, 01/15/23	544
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,224
914	Series 2715, Class OG, 5.000%, 01/15/23	945
1,468	Series 2716, Class UN, 4.500%, 12/15/23	1,601

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
762	Series 2720, Class PC, 5.000%, 12/15/23	812
852	Series 2744, Class PE, 5.500%, 02/15/34	915
1,211	Series 2744, Class TU, 5.500%, 05/15/32	1,281
289	Series 2755, Class SA, IF, 13.802%, 05/15/30	305
308	Series 2764, Class TE, 5.000%, 10/15/32	315
470	Series 2777, Class OM, PO, 12/15/32	468
66	Series 2780, Class JG, 4.500%, 04/15/19	68
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,370
4,031	Series 2809, Class UC, 4.000%, 06/15/19	4,253
335	Series 2827, Class XO, PO, 01/15/23	333
116	Series 2835, Class QO, PO, 12/15/32	102
249	Series 2840, Class JO, PO, 06/15/23	237
151	Series 2850, Class SN, IF, IO, 6.951%, 09/15/18	3
82	Series 2872, Class JE, 4.500%, 02/15/18	82
611	Series 2922, Class JN, 4.500%, 02/15/20	633
980	Series 2934, Class EC, PO, 02/15/20	913
37	Series 2934, Class EN, PO, 02/15/18	37
817	Series 2934, Class HI, IO, 5.000%, 02/15/20	81
784	Series 2934, Class KI, IO, 5.000%, 02/15/20	74
727	Series 2958, Class QD, 4.500%, 04/15/20	772
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,618
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,668
409	Series 2971, Class GC, 5.000%, 07/15/18	416
117	Series 2989, Class PO, PO, 06/15/23	112
4,226	Series 3004, Class EK, 5.500%, 07/15/35	4,232
71	Series 3007, Class AI, IO, 5.500%, 07/15/24	3
98	Series 3014, Class OD, PO, 08/15/35	89
820	Series 3047, Class OB, 5.500%, 12/15/33	843
944	Series 3047, Class OD, 5.500%, 10/15/35	1,114
758	Series 3049, Class XF, VAR, 0.549%, 05/15/33	761
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,664
229	Series 3068, Class AO, PO, 01/15/35	227
564	Series 3068, Class QB, 4.500%, 06/15/20	586
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,411
833	Series 3085, Class WF, VAR, 0.999%, 08/15/35	843
46	Series 3100, Class MA, VAR, 0.280%, 12/15/35	45
1,353	Series 3102, Class FB, VAR, 0.499%, 01/15/36	1,357
310	Series 3102, Class HS, HB, IF, 23.836%, 01/15/36	454
1,419	Series 3117, Class EO, PO, 02/15/36	1,332
817	Series 3117, Class OK, PO, 02/15/36	775
16	Series 3122, Class ZB, 6.000%, 03/15/36	17
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,061
285	Series 3134, Class PO, PO, 03/15/36	270
1,319	Series 3138, Class PO, PO, 04/15/36	1,250
38	Series 3149, Class SO, PO, 05/15/36	35
1,397	Series 3151, Class UC, 5.500%, 08/15/35	1,477
874	Series 3152, Class MO, PO, 03/15/36	827
246	Series 3171, Class MO, PO, 06/15/36	223
1,307	Series 3179, Class OA, PO, 07/15/36	1,234
477	Series 3194, Class SA, IF, IO, 6.901%, 07/15/36	74
927	Series 3211, Class SO, PO, 09/15/36	881
473	Series 3218, Class AO, PO, 09/15/36	459
1,277	Series 3219, Class DI, IO, 6.000%, 04/15/36	176
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,680
1,108	Series 3232, Class ST, IF, IO, 6.501%, 10/15/36	153
483	Series 3233, Class OP, PO, 05/15/36	450
784	Series 3242, Class NE, 5.750%, 02/15/34	804

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
611	Series 3256, Class PO, PO, 12/15/36	580
1,199	Series 3260, Class CS, IF, IO, 5.941%, 01/15/37	182
631	Series 3261, Class OA, PO, 01/15/37	594
500	Series 3274, Class JO, PO, 02/15/37	473
344	Series 3275, Class FL, VAR, 0.639%, 02/15/37	345
1,773	Series 3290, Class SB, IF, IO, 6.251%, 03/15/37	310
2,864	Series 3315, Class HZ, 6.000%, 05/15/37	3,242
684	Series 3316, Class GD, 5.500%, 06/15/35	693
130	Series 3318, Class AO, PO, 05/15/37	124
279	Series 3326, Class JO, PO, 06/15/37	264
863	Series 3331, Class PO, PO, 06/15/37	819
923	Series 3385, Class SN, IF, IO, 5.801%, 11/15/37	121
1,247	Series 3387, Class SA, IF, IO, 6.221%, 11/15/37	173
1,784	Series 3404, Class SC, IF, IO, 5.801%, 01/15/38	235
5,840	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	59
1,320	Series 3424, Class PI, IF, IO, 6.601%, 04/15/38	226
1,921	Series 3481, Class SJ, IF, IO, 5.651%, 08/15/38	274
1,750	Series 3505, Class SA, IF, IO, 5.801%, 01/15/39	221
1,996	Series 3511, Class SA, IF, IO, 5.801%, 02/15/39	253
758	Series 3549, Class FA, VAR, 1.399%, 07/15/39	772
682	Series 3607, Class BO, PO, 04/15/36	635
1,356	Series 3607, Class OP, PO, 07/15/37	1,289
856	Series 3607, Class PO, PO, 05/15/37	738
293	Series 3611, Class PO, PO, 07/15/34	276
770	Series 3621, Class BO, PO, 01/15/40	736
840	Series 3720, Class A, 4.500%, 09/15/25	902
2,816	Series 3739, Class LI, IO, 4.000%, 03/15/34	181
7,232	Series 3747, Class HI, IO, 4.500%, 07/15/37	548
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,072
3,348	Series 3759, Class HI, IO, 4.000%, 08/15/37	308
3,253	Series 3760, Class GI, IO, 4.000%, 10/15/37	312
275	Series 3798, Class BF, VAR, 0.499%, 06/15/24	275
1,434	Series 3804, Class FN, VAR, 0.649%, 03/15/39	1,442
5,692	Series 3819, Class ZQ, 6.000%, 04/15/36	6,269
879	Series 3852, Class QN, IF, 5.500%, 05/15/41	921
2,468	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,634
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,329
1,744	Series 3925, Class FL, VAR, 0.649%, 01/15/41	1,758
1,420	Series 3957, Class B, 4.000%, 11/15/41	1,531
1,762	Series 3966, Class NA, 4.000%, 12/15/41	1,885
1,460	Series 3997, Class PF, VAR, 0.649%, 11/15/39	1,467
3,980	Series 4048, Class FJ, VAR, 0.598%, 07/15/37	3,971
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
2,235	Series 233, Class 11, IO, 5.000%, 09/15/35	273
3,171	Series 233, Class 13, IO, 5.000%, 09/15/35	392
602	Series 243, Class 16, IO, 4.500%, 11/15/20	49
1,351	Series 243, Class 17, IO, 4.500%, 12/15/20	111
9,236	Series 262, Class 35, 3.500%, 07/15/42	9,366
1,938	Series 264, Class F1, VAR, 0.749%, 07/15/42	1,941
2,416	Series 267, Class F5, VAR, 0.699%, 08/15/42	2,453
2,960	Series 281, Class F1, VAR, 0.699%, 10/15/42	2,993
9,910	Series 299, Class 300, 3.000%, 01/15/43	9,897

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
620		Series T-41, Class 3A, VAR, 6.621%, 07/25/32	745
362		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	443
2,142		Series T-54, Class 2A, 6.500%, 02/25/43	2,527
639		Series T-54, Class 3A, 7.000%, 02/25/43	763
272		Series T-58, Class APO, PO, 09/25/43	205
594		Series T-59, Class 1AP, PO, 10/25/43	450
2,251		Series T-76, Class 2A, VAR, 3.392%, 10/25/37	2,260
		Federal National Mortgage Association - ACES,
3,300		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,635
1,211		Series 2012-M11, Class FA, VAR, 0.703%, 08/25/19	1,213
		Federal National Mortgage Association Grantor Trust,
1,024		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,231
852		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	994
		Federal National Mortgage Association REMIC Trust,
1,060		Series 2003-W1, Class 1A1, VAR, 6.083%, 12/25/42	1,207
403		Series 2003-W1, Class 2A, VAR, 6.849%, 12/25/42	473
166		Series 2003-W4, Class 2A, VAR, 6.463%, 10/25/42	181
122		Series 2007-W7, Class 1A4, HB, IF, 38.020%, 07/25/37	207
2,839		Series 2009-W1, Class A, 6.000%, 12/25/49	3,284
		Federal National Mortgage Association REMICS,
6		Series 1988-7, Class Z, 9.250%, 04/25/18	7
16		Series 1989-70, Class G, 8.000%, 10/25/19	18
5		Series 1989-78, Class H, 9.400%, 11/25/19	6
11		Series 1989-83, Class H, 8.500%, 11/25/19	12
9		Series 1989-89, Class H, 9.000%, 11/25/19	10
10		Series 1990-1, Class D, 8.800%, 01/25/20	11
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
4		Series 1990-63, Class H, 9.500%, 06/25/20	4
2		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
19		Series 1990-102, Class J, 6.500%, 08/25/20	21
25		Series 1990-120, Class H, 9.000%, 10/25/20	29
3		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	4
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
10		Series 1991-24, Class Z, 5.000%, 03/25/21	11
1		Series 1992-101, Class J, 7.500%, 06/25/22	2
50		Series 1992-136, Class PK, 6.000%, 08/25/22	55
41		Series 1992-143, Class MA, 5.500%, 09/25/22	45
121		Series 1992-163, Class M, 7.750%, 09/25/22	139
193		Series 1992-188, Class PZ, 7.500%, 10/25/22	221
78		Series 1993-21, Class KA, 7.700%, 03/25/23	90
131		Series 1993-25, Class J, 7.500%, 03/25/23	150
31		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	40
46		Series 1993-62, Class SA, IF, 18.277%, 04/25/23	68
24		Series 1993-165, Class SD, IF, 12.805%, 09/25/23	31
53		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	63
36		Series 1993-179, Class SB, HB, IF, 25.519%, 10/25/23	57
24		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
75	Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	75
67	Series 1993-205, Class H, PO, 09/25/23	60
12	Series 1993-220, Class SG, IF, 15.563%, 11/25/13	13
105	Series 1993-225, Class UB, 6.500%, 12/25/23	115
34	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	35
99	Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	101
46	Series 1993-247, Class SU, IF, 11.983%, 12/25/23	58
114	Series 1993-250, Class Z, 7.000%, 12/25/23	119
388	Series 1994-37, Class L, 6.500%, 03/25/24	444
1,855	Series 1994-40, Class Z, 6.500%, 03/25/24	2,061
82	Series 1995-2, Class Z, 8.500%, 01/25/25	94
269	Series 1995-19, Class Z, 6.500%, 11/25/23	313
402	Series 1996-14, Class SE, IF, IO, 9.020%, 08/25/23	73
13	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	13
38	Series 1996-59, Class J, 6.500%, 08/25/22	42
416	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	13
28	Series 1997-27, Class J, 7.500%, 04/18/27	31
58	Series 1997-29, Class J, 7.500%, 04/20/27	68
368	Series 1997-39, Class PD, 7.500%, 05/20/27	437
22	Series 1997-42, Class EN, 7.250%, 07/18/27	23
39	Series 1997-42, Class ZC, 6.500%, 07/18/27	44
711	Series 1997-61, Class ZC, 7.000%, 02/25/23	802
120	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	15
14	Series 1998-4, Class C, PO, 04/25/23	13
256	Series 1998-36, Class ZB, 6.000%, 07/18/28	283
136	Series 1998-43, Class SA, IF, IO, 19.663%, 04/25/23	56
244	Series 1998-66, Class SB, IF, IO, 7.957%, 12/25/28	43
139	Series 1999-17, Class C, 6.350%, 04/25/29	158
752	Series 1999-18, Class Z, 5.500%, 04/18/29	835
192	Series 1999-38, Class SK, IF, IO, 7.857%, 08/25/23	26
67	Series 1999-52, Class NS, HB, IF, 22.839%, 10/25/23	107
184	Series 1999-62, Class PB, 7.500%, 12/18/29	214
580	Series 2000-2, Class ZE, 7.500%, 02/25/30	677
309	Series 2000-20, Class SA, IF, IO, 8.907%, 07/25/30	71
42	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
202	Series 2001-4, Class PC, 7.000%, 03/25/21	221
5	Series 2001-5, Class OW, 6.000%, 03/25/16	5
132	Series 2001-7, Class PF, 7.000%, 03/25/31	154
108	Series 2001-7, Class PR, 6.000%, 03/25/16	110
88	Series 2001-10, Class PR, 6.000%, 04/25/16	90
393	Series 2001-30, Class PM, 7.000%, 07/25/31	458
471	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	86
391	Series 2001-36, Class DE, 7.000%, 08/25/31	454
889	Series 2001-44, Class MY, 7.000%, 09/25/31	1,033
151	Series 2001-44, Class PD, 7.000%, 09/25/31	173
168	Series 2001-44, Class PU, 7.000%, 09/25/31	195
1,532	Series 2001-48, Class Z, 6.500%, 09/25/21	1,713
122	Series 2001-49, Class Z, 6.500%, 09/25/31	140
114	Series 2001-52, Class KB, 6.500%, 10/25/31	130
166	Series 2001-52, Class XN, 6.500%, 11/25/15	174
1,336	Series 2001-61, Class Z, 7.000%, 11/25/31	1,533

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
120	Series 2001-71, Class MB, 6.000%, 12/25/16	127
268	Series 2001-71, Class QE, 6.000%, 12/25/16	283
67	Series 2001-72, Class SX, IF, 17.016%, 12/25/31	97
420	Series 2001-74, Class MB, 6.000%, 12/25/16	445
123	Series 2002-1, Class HC, 6.500%, 02/25/22	137
136	Series 2002-1, Class SA, HB, IF, 24.559%, 02/25/32	221
99	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	155
346	Series 2002-2, Class UC, 6.000%, 02/25/17	367
861	Series 2002-3, Class OG, 6.000%, 02/25/17	910
192	Series 2002-7, Class OG, 6.000%, 03/25/17	203
577	Series 2002-7, Class TG, 6.000%, 03/25/17	608
203	Series 2002-10, Class SB, IF, 18.736%, 03/25/17	248
260	Series 2002-11, Class QG, 5.500%, 03/25/17	273
1,338	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	64
21	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	23
252	Series 2002-18, Class PC, 5.500%, 04/25/17	255
204	Series 2002-19, Class PE, 6.000%, 04/25/17	215
45	Series 2002-21, Class LO, PO, 04/25/32	43
430	Series 2002-21, Class PE, 6.500%, 04/25/32	474
466	Series 2002-24, Class AJ, 6.000%, 04/25/17	500
132	Series 2002-25, Class SG, IF, 18.856%, 05/25/17	165
1,117	Series 2002-28, Class PK, 6.500%, 05/25/32	1,276
274	Series 2002-37, Class Z, 6.500%, 06/25/32	299
332	Series 2002-42, Class C, 6.000%, 07/25/17	355
1,513	Series 2002-48, Class GH, 6.500%, 08/25/32	1,729
172	Series 2002-55, Class QE, 5.500%, 09/25/17	182
2,033	Series 2002-56, Class UC, 5.500%, 09/25/17	2,163
691	Series 2002-62, Class ZE, 5.500%, 11/25/17	737
193	Series 2002-63, Class KC, 5.000%, 10/25/17	205
271	Series 2002-77, Class S, IF, 14.129%, 12/25/32	349
35	Series 2002-81, Class JO, PO, 04/25/32	35
787	Series 2002-83, Class CS, 6.881%, 08/25/23	892
1,471	Series 2002-94, Class BK, 5.500%, 01/25/18	1,560
705	Series 2003-3, Class HJ, 5.000%, 02/25/18	751
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,708
1,565	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	241
1,090	Series 2003-34, Class AX, 6.000%, 05/25/33	1,225
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,789
65	Series 2003-35, Class UC, 3.750%, 05/25/33	69
190	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	30
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,477
1,498	Series 2003-41, Class PE, 5.500%, 05/25/23	1,654
386	Series 2003-42, Class GB, 4.000%, 05/25/33	414
109	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	4
720	Series 2003-47, Class PE, 5.750%, 06/25/33	778
289	Series 2003-52, Class SX, HB, IF, 22.370%, 10/25/31	460
400	Series 2003-56, Class AZ, 5.500%, 08/25/31	403
197	Series 2003-64, Class SX, IF, 13.255%, 07/25/33	236
700	Series 2003-71, Class DS, IF, 7.202%, 08/25/33	700
615	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	29
1,632	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	224
122	Series 2003-74, Class SH, IF, 9.822%, 08/25/33	132

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
562	Series 2003-76, Class GQ, 4.500%, 08/25/18	596
1,383	Series 2003-80, Class SY, IF, IO, 7.457%, 06/25/23	148
994	Series 2003-81, Class LC, 4.500%, 09/25/18	1,056
2,232	Series 2003-83, Class PG, 5.000%, 06/25/23	2,384
387	Series 2003-91, Class SD, IF, 12.178%, 09/25/33	455
2,081	Series 2003-116, Class SB, IF, IO, 7.407%, 11/25/33	470
2,354	Series 2003-117, Class JB, 3.500%, 06/25/33	2,466
818	Series 2003-122, Class TE, 5.000%, 12/25/22	850
40	Series 2003-128, Class KE, 4.500%, 01/25/14	40
606	Series 2003-128, Class NG, 4.000%, 01/25/19	639
165	Series 2003-130, Class SX, IF, 11.230%, 01/25/34	193
203	Series 2003-132, Class OA, PO, 08/25/33	190
1,934	Series 2004-4, Class QI, IF, IO, 6.907%, 06/25/33	341
183	Series 2004-4, Class QM, IF, 13.813%, 06/25/33	223
941	Series 2004-10, Class SC, HB, IF, 27.827%, 02/25/34	1,340
981	Series 2004-25, Class PC, 5.500%, 01/25/34	1,063
1,484	Series 2004-25, Class SA, IF, 18.993%, 04/25/34	2,049
7,140	Series 2004-27, Class HB, 4.000%, 05/25/19	7,560
671	Series 2004-36, Class PC, 5.500%, 02/25/34	727
1,742	Series 2004-36, Class SA, IF, 18.993%, 05/25/34	2,410
665	Series 2004-36, Class SN, IF, 13.813%, 07/25/33	795
2,876	Series 2004-37, Class AG, 4.500%, 11/25/32	2,954
746	Series 2004-46, Class QB, HB, IF, 23.227%, 05/25/34	1,082
2,416	Series 2004-46, Class SK, IF, 15.968%, 05/25/34	3,053
423	Series 2004-51, Class SY, IF, 13.853%, 07/25/34	544
460	Series 2004-53, Class NC, 5.500%, 07/25/24	507
614	Series 2004-59, Class BG, PO, 12/25/32	544
1,144	Series 2004-61, Class FH, VAR, 0.993%, 11/25/32	1,159
151	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	157
432	Series 2004-76, Class CL, 4.000%, 10/25/19	454
726	Series 2004-79, Class SP, IF, 19.268%, 11/25/34	993
189	Series 2004-81, Class AC, 4.000%, 11/25/19	199
18	Series 2004-92, Class JO, PO, 12/25/34	17
225	Series 2005-52, Class PA, 6.500%, 06/25/35	243
2,075	Series 2005-56, Class S, IF, IO, 6.517%, 07/25/35	344
441	Series 2005-66, Class SG, IF, 16.892%, 07/25/35	611
914	Series 2005-68, Class BC, 5.250%, 06/25/35	1,002
2,017	Series 2005-68, Class PG, 5.500%, 08/25/35	2,263
1,237	Series 2005-68, Class UC, 5.000%, 06/25/35	1,345
903	Series 2005-74, Class CS, IF, 19.488%, 05/25/35	1,239
8,141	Series 2005-84, Class XM, 5.750%, 10/25/35	9,115
1,649	Series 2005-97, Class HC, 5.000%, 02/25/32	1,663
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,866
469	Series 2005-110, Class GJ, 5.500%, 11/25/30	469
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,274
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,045
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,268
958	Series 2005-116, Class PB, 6.000%, 04/25/34	1,022
662	Series 2005-118, Class PN, 6.000%, 01/25/32	667
289	Series 2006-15, Class OT, PO, 01/25/36	270
709	Series 2006-16, Class OA, PO, 03/25/36	682

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
870	Series 2006-22, Class AO, PO, 04/25/36	826
306	Series 2006-23, Class KO, PO, 04/25/36	288
3,094	Series 2006-39, Class WC, 5.500%, 01/25/36	3,352
176	Series 2006-42, Class CF, VAR, 0.643%, 06/25/36	178
1,729	Series 2006-44, Class GO, PO, 06/25/36	1,551
3,778	Series 2006-44, Class P, PO, 12/25/33	3,561
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,204
2,532	Series 2006-53, Class US, IF, IO, 6.387%, 06/25/36	362
2,142	Series 2006-56, Class FC, VAR, 0.483%, 07/25/36	2,144
2,169	Series 2006-56, Class PF, VAR, 0.543%, 07/25/36	2,181
1,215	Series 2006-56, Class PO, PO, 07/25/36	1,175
1,852	Series 2006-58, Class AP, PO, 07/25/36	1,729
187	Series 2006-58, Class FL, VAR, 0.653%, 07/25/36	188
750	Series 2006-58, Class PO, PO, 07/25/36	712
1,270	Series 2006-59, Class QO, PO, 01/25/33	1,265
3,132	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,820
1,184	Series 2006-65, Class QO, PO, 07/25/36	1,133
306	Series 2006-72, Class TO, PO, 08/25/36	289
4,313	Series 2006-77, Class PC, 6.500%, 08/25/36	4,900
951	Series 2006-79, Class DO, PO, 08/25/36	852
701	Series 2006-90, Class AO, PO, 09/25/36	640
310	Series 2006-109, Class PO, PO, 11/25/36	294
2,551	Series 2006-110, Class PO, PO, 11/25/36	2,404
216	Series 2006-111, Class EO, PO, 11/25/36	207
1,109	Series 2006-118, Class A2, VAR, 0.255%, 12/25/36	1,047
350	Series 2006-119, Class PO, PO, 12/25/36	337
6,187	Series 2006-124, Class HB, VAR, 5.981%, 11/25/36	6,687
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,159
1,275	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	202
2,028	Series 2007-7, Class SG, IF, IO, 6.307%, 08/25/36	438
4,226	Series 2007-14, Class ES, IF, IO, 6.247%, 03/25/37	666
341	Series 2007-15, Class NO, PO, 03/25/22	333
1,603	Series 2007-16, Class FC, VAR, 0.943%, 03/25/37	1,592
457	Series 2007-42, Class AO, PO, 05/25/37	444
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,533
522	Series 2007-48, Class PO, PO, 05/25/37	507
1,942	Series 2007-54, Class FA, VAR, 0.593%, 06/25/37	1,953
8,302	Series 2007-60, Class AX, IF, IO, 6.957%, 07/25/37	1,851
436	Series 2007-77, Class FG, VAR, 0.693%, 03/25/37	440
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,615
4,182	Series 2007-84, Class PG, 6.000%, 12/25/36	4,457
4,899	Series 2007-88, Class VI, IF, IO, 6.347%, 09/25/37	783
3,298	Series 2007-91, Class ES, IF, IO, 6.267%, 10/25/37	550
2,209	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	292
3,902	Series 2007-101, Class A2, VAR, 0.443%, 06/27/36	3,871
956	Series 2007-106, Class A7, VAR, 5.991%, 10/25/37	1,068
3,000	Series 2007-114, Class A6, VAR, 0.393%, 10/27/37	3,001
2,464	Series 2007-116, Class HI, IO, VAR, 1.622%, 01/25/38	183
100	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	7
2,426	Series 2008-1, Class BI, IF, IO, 5.717%, 02/25/38	301
1,729	Series 2008-10, Class XI, IF, IO, 6.037%, 03/25/38	251
1,081	Series 2008-16, Class IS, IF, IO, 6.007%, 03/25/38	130
1,173	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	92
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,093

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,078		Series 2008-27, Class SN, IF, IO, 6.707%, 04/25/38	160
590		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	41
668		Series 2008-42, Class AO, PO, 09/25/36	621
84		Series 2008-44, Class PO, PO, 05/25/38	79
1,156		Series 2008-47, Class SI, IF, IO, 6.307%, 06/25/23	141
1,497		Series 2008-53, Class CI, IF, IO, 7.007%, 07/25/38	242
633		Series 2008-76, Class GF, VAR, 0.843%, 09/25/23	640
2,941		Series 2008-80, Class SA, IF, IO, 5.657%, 09/25/38	351
1,862		Series 2008-81, Class SB, IF, IO, 5.657%, 09/25/38	311
2,775		Series 2009-6, Class GS, IF, IO, 6.357%, 02/25/39	388
1,166		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	115
1,125		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	100
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	586
1,901		Series 2009-60, Class HT, 6.000%, 08/25/39	2,187
1,329		Series 2009-62, Class HJ, 6.000%, 05/25/39	1,455
1,973		Series 2009-70, Class CO, PO, 01/25/37	1,881
1,755		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	70
1,438		Series 2009-99, Class SC, IF, IO, 5.987%, 12/25/39	162
1,180		Series 2009-103, Class MB, VAR, 2.934%, 12/25/39	1,262
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,070
1,931		Series 2010-49, Class SC, IF, 12.273%, 03/25/40	2,321
1,275		Series 2010-64, Class DM, 5.000%, 06/25/40	1,409
1,494		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,701
3,285		Series 2010-133, Class A, 5.500%, 05/25/38	3,546
3,709		Series 2010-147, Class SA, IF, IO, 6.337%, 01/25/41	848
2,025		Series 2010-148, Class MA, 4.000%, 02/25/39	2,088
2,018		Series 2011-2, Class WA, VAR, 5.800%, 02/25/51	2,193
2,193		Series 2011-22, Class MA, 6.500%, 04/25/38	2,480
4,725		Series 2011-30, Class LS, IO, VAR, 3.071%, 04/25/41	397
1,138		Series 2011-75, Class FA, VAR, 0.743%, 08/25/41	1,148
2,171		Series 2011-118, Class MT, 7.000%, 11/25/41	2,634
3,035		Series 2011-130, Class CA, 6.000%, 12/25/41	3,376
1,752		Series 2012-14, Class FB, VAR, 0.643%, 08/25/37	1,760
10,032		Series 2012-47, Class HF, VAR, 0.593%, 05/25/27	10,113
3,901		Series 2012-108, Class F, VAR, 0.693%, 10/25/42	3,940
4,891		Series 2012-137, Class CF, VAR, 0.493%, 08/25/41	4,900
–	(h)	Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	9
27		Series G-28, Class S, IF, 14.881%, 09/25/21	34
33		Series G-35, Class M, 8.750%, 10/25/21	37
12		Series G-51, Class SA, HB, IF, 26.829%, 12/25/21	18
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	2
166		Series G92-35, Class E, 7.500%, 07/25/22	186
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
20		Series G92-42, Class Z, 7.000%, 07/25/22	23
536		Series G92-44, Class ZQ, 8.000%, 07/25/22	592
26		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	26
199		Series G92-54, Class ZQ, 7.500%, 09/25/22	222
25		Series G92-59, Class F, VAR, 1.667%, 10/25/22	26
50		Series G92-61, Class Z, 7.000%, 10/25/22	58
36		Series G92-62, Class B, PO, 10/25/22	31
177		Series G93-1, Class KA, 7.900%, 01/25/23	202
39		Series G93-5, Class Z, 6.500%, 02/25/23	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
49	Series G93-14, Class J, 6.500%, 03/25/23	55
120	Series G93-17, Class SI, IF, 6.000%, 04/25/23	128
111	Series G93-27, Class FD, VAR, 1.099%, 08/25/23	112
27	Series G93-37, Class H, PO, 09/25/23	24
46	Series G95-1, Class C, 8.800%, 01/25/25	53
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
16	Series 218, Class 2, IO, 7.500%, 04/01/23	3
16	Series 265, Class 2, 9.000%, 03/01/24	19
236	Series 329, Class 1, PO, 01/01/33	224
706	Series 339, Class 18, IO, 4.500%, 07/01/18	48
1,003	Series 339, Class 21, IO, 4.500%, 08/25/18	71
504	Series 339, Class 28, IO, 5.500%, 07/01/18	41
284	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	35
1,059	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	132
861	Series 355, Class 11, IO, 6.000%, 07/01/34	138
432	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	33
1,678	Series 365, Class 8, IO, 5.500%, 05/01/36	268
218	Series 368, Class 3, IO, 4.500%, 11/01/20	17
843	Series 374, Class 5, IO, 5.500%, 08/01/36	99
507	Series 383, Class 32, IO, 6.000%, 01/01/38	69
1,331	Series 383, Class 33, IO, 6.000%, 01/01/38	182
255	Series 393, Class 6, IO, 5.500%, 04/25/37	35
	Federal National Mortgage Association Trust,
286	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	335
1,315	Series 2004-W15, Class 2AF, VAR, 0.443%, 08/25/44	1,306
931	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,092
3,395	Series 2005-W3, Class 2AF, VAR, 0.413%, 03/25/45	3,367
1,148	Series 2006-W2, Class 1AF1, VAR, 0.413%, 02/25/36	1,141
	Government National Mortgage Association,
1,814	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,101
244	Series 1998-26, Class K, 7.500%, 09/17/25	279
1,235	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,403
1,207	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,407
140	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	31
17	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	18
238	Series 1999-40, Class ZW, 7.500%, 11/20/29	281
335	Series 1999-41, Class Z, 8.000%, 11/16/29	401
123	Series 1999-44, Class PC, 7.500%, 12/20/29	142
2,447	Series 1999-44, Class ZC, 8.500%, 12/16/29	2,969
425	Series 1999-44, Class ZG, 8.000%, 12/20/29	522
165	Series 2000-9, Class Z, 8.000%, 06/20/30	201
1,572	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,839
278	Series 2000-12, Class ST, HB, IF, 38.509%, 02/16/30	542
87	Series 2000-16, Class ZN, 7.500%, 02/16/30	90
2,196	Series 2000-21, Class Z, 9.000%, 03/16/30	2,569
17	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	22
318	Series 2000-31, Class Z, 9.000%, 10/20/30	373
185	Series 2000-35, Class ZA, 9.000%, 11/20/30	201
31	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
156	Series 2001-4, Class SJ, IF, IO, 7.952%, 01/19/30	34
138	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	33
267	Series 2001-7, Class PK, 6.500%, 03/20/31	282
14	Series 2001-32, Class WA, IF, 19.629%, 07/20/31	24
227	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	51
186	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	41
954	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,121
250	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	63
327	Series 2002-7, Class PG, 6.500%, 01/20/32	383
988	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	264
86	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	111
2,199	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	493
642	Series 2002-40, Class UK, 6.500%, 06/20/32	746
35	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	37
2,407	Series 2002-45, Class QE, 6.500%, 06/20/32	2,799
816	Series 2002-47, Class PG, 6.500%, 07/16/32	947
1,533	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,784
45	Series 2002-51, Class SG, HB, IF, 31.641%, 04/20/31	85
1,326	Series 2002-52, Class GH, 6.500%, 07/20/32	1,509
789	Series 2002-70, Class PS, IF, IO, 7.502%, 08/20/32	88
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,150
44	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
97	Series 2003-4, Class NY, 5.500%, 12/20/13	97
1,093	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	252
446	Series 2003-12, Class SP, IF, IO, 7.502%, 02/20/33	119
100	Series 2003-24, Class PO, PO, 03/16/33	89
36	Series 2003-40, Class TC, 7.500%, 03/20/33	36
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,585
753	Series 2003-46, Class MG, 6.500%, 05/20/33	912
1,266	Series 2003-46, Class TC, 6.500%, 03/20/33	1,450
384	Series 2003-52, Class AP, PO, 06/16/33	350
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,485
281	Series 2003-76, Class LS, IF, IO, 7.002%, 09/20/31	9
120	Series 2003-90, Class PO, PO, 10/20/33	105
1,461	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	261
1,796	Series 2003-112, Class TS, IF, IO, 6.752%, 10/20/32	157
4,368	Series 2004-11, Class SW, IF, IO, 5.302%, 02/20/34	587
276	Series 2004-15, Class SA, IF, 19.118%, 12/20/32	317
518	Series 2004-28, Class S, IF, 19.118%, 04/16/34	723
210	Series 2004-68, Class PO, PO, 05/20/31	209
202	Series 2004-73, Class AE, IF, 14.446%, 08/17/34	250
2,446	Series 2004-90, Class SI, IF, IO, 5.902%, 10/20/34	354
1,719	Series 2005-3, Class SB, IF, IO, 5.902%, 01/20/35	254
4,261	Series 2005-17, Class SL, IF, IO, 6.502%, 07/20/34	792
401	Series 2005-35, Class FL, VAR, 0.548%, 03/20/32	402
154	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	10
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	644
443	Series 2005-68, Class DP, IF, 15.956%, 06/17/35	594
6,159	Series 2005-68, Class KI, IF, IO, 6.102%, 09/20/35	962
948	Series 2005-69, Class SY, IF, IO, 6.552%, 11/20/33	117
791	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	118
432	Series 2006-16, Class OP, PO, 03/20/36	392

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
168	Series 2006-28, Class GO, PO, 03/20/35	168
1,351	Series 2006-38, Class SW, IF, IO, 6.302%, 06/20/36	166
1,449	Series 2006-59, Class SD, IF, IO, 6.502%, 10/20/36	217
2,510	Series 2006-65, Class SA, IF, IO, 6.602%, 11/20/36	430
1,458	Series 2007-9, Class DI, IF, IO, 6.312%, 03/20/37	215
3,213	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	561
345	Series 2007-17, Class JO, PO, 04/16/37	313
2,181	Series 2007-19, Class SD, IF, IO, 6.002%, 04/20/37	318
2,235	Series 2007-26, Class SC, IF, IO, 6.002%, 05/20/37	320
1,549	Series 2007-27, Class SA, IF, IO, 6.002%, 05/20/37	234
528	Series 2007-28, Class BO, PO, 05/20/37	475
1,318	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	198
3,746	Series 2007-40, Class SB, IF, IO, 6.552%, 07/20/37	578
2,259	Series 2007-42, Class SB, IF, IO, 6.552%, 07/20/37	348
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,048
162	Series 2007-49, Class NO, PO, 12/20/35	162
1,733	Series 2007-50, Class AI, IF, IO, 6.577%, 08/20/37	262
248	Series 2007-53, Class SW, IF, 19.610%, 09/20/37	334
1,018	Series 2007-57, Class PO, PO, 03/20/37	940
1,311	Series 2007-57, Class QA, IF, IO, 6.302%, 10/20/37	189
1,675	Series 2007-71, Class SB, IF, IO, 6.502%, 07/20/36	179
1,266	Series 2007-72, Class US, IF, IO, 6.352%, 11/20/37	183
1,277	Series 2007-73, Class MI, IF, IO, 5.802%, 11/20/37	173
2,506	Series 2007-76, Class SA, IF, IO, 6.332%, 11/20/37	365
1,305	Series 2007-79, Class SY, IF, IO, 6.352%, 12/20/37	192
800	Series 2007-81, Class SP, IF, IO, 6.452%, 12/20/37	119
1,437	Series 2007-82, Class SA, IF, IO, 6.332%, 12/20/37	209
684	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	115
2,279	Series 2008-2, Class NS, IF, IO, 6.342%, 01/16/38	369
1,358	Series 2008-10, Class S, IF, IO, 5.632%, 02/20/38	189
356	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	23
991	Series 2008-25, Class SB, IF, IO, 6.702%, 03/20/38	172
943	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	118
1,899	Series 2008-36, Class SH, IF, IO, 6.102%, 04/20/38	290
8,246	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	1,447
1,903	Series 2008-41, Class SA, IF, IO, 6.142%, 05/20/38	284
1,244	Series 2008-55, Class SA, IF, IO, 6.002%, 06/20/38	180
476	Series 2008-60, Class PO, PO, 01/20/38	471
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,119
683	Series 2008-71, Class SC, IF, IO, 5.802%, 08/20/38	93
1,324	Series 2008-93, Class AS, IF, IO, 5.502%, 12/20/38	178
2,302	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	360
1,424	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	142
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	447
1,407	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	248
1,258	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	225
3,668	Series 2009-22, Class SA, IF, IO, 6.072%, 04/20/39	514
1,049	Series 2009-25, Class SE, IF, IO, 7.402%, 09/20/38	200
944	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	138
859	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	142
490	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	19
1,579	Series 2009-43, Class SA, IF, IO, 5.752%, 06/20/39	215

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,311	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	183
3,152	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	459
638	Series 2009-79, Class OK, PO, 11/16/37	562
700	Series 2010-14, Class CO, PO, 08/20/35	608
729	Series 2010-130, Class CP, 7.000%, 10/16/40	847
4,348	Series 2010-157, Class OP, PO, 12/20/40	3,633
3,464	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	3,997
1,482	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,655
3,828	Series 2011-75, Class SM, IF, IO, 6.402%, 05/20/41	521
3,537	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42	3,544
1,034	Series 2012-141, Class WC, VAR, 3.777%, 01/20/42	1,123
4,835	Series 2012-H10, Class FA, VAR, 0.754%, 12/20/61	4,849
2,899	Series 2012-H15, Class FA, VAR, 0.654%, 05/20/62	2,896
3,471	Series 2012-H21, Class CF, VAR, 0.904%, 05/20/61	3,490
2,998	Series 2012-H21, Class DF, VAR, 0.854%, 05/20/61	3,012
4,964	Series 2012-H22, Class FD, VAR, 0.674%, 01/20/61	4,960
1,853	Series 2012-H24, Class FA, VAR, 0.654%, 03/20/60	1,851
3,905	Series 2012-H24, Class FG, VAR, 0.634%, 04/20/60	3,899
1,990	Series 2012-H26, Class MA, VAR, 0.754%, 07/20/62	2,000
2,918	Series 2012-H28, Class FA, VAR, 0.784%, 09/20/62	2,926
4,608	Series 2012-H30, Class PA, VAR, 0.654%, 11/20/59	4,612
2,443	Series 2012-H31, Class FD, VAR, 0.544%, 12/20/62	2,430
4,928	Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	5,520
4,000	Series 2013-75, Class WA, VAR, 5.251%, 06/20/40	4,600
3,119	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,095
1,919	Series 2013-H03, Class FA, VAR, 0.504%, 08/20/60	1,915
1,506	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,492
4,980	Series 2013-H05, Class FB, VAR, 0.604%, 02/20/62	4,970
2,009	Series 2013-H07, Class HA, VAR, 0.614%, 03/20/63	2,004
9,998	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,942
1,992	Series 2013-H08, Class FC, VAR, 0.450%, 02/20/63	1,992
2,002	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,982
	Vendee Mortgage Trust,
562	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	629
947	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,059
823	Series 1996-1, Class 1Z, 6.750%, 02/15/26	944
605	Series 1996-2, Class 1Z, 6.750%, 06/15/26	704
1,177	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,368
1,391	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,632
2,643	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,092

		662,818

	Non-Agency CMO — 9.8%
410	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	398
206	ABN Amro Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	207
2,847	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,827
	Alternative Loan Trust,
344	Series 2002-8, Class A4, 6.500%, 07/25/32	356
12,726	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,543
1,172	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,197
2,648	Series 2005-1CB, Class 1A6, IF, IO, 6.907%, 03/25/35	514
5,589	Series 2005-20CB, Class 3A8, IF, IO, 4.557%, 07/25/35	794
9,863	Series 2005-22T1, Class A2, IF, IO, 4.877%, 06/25/35	1,573
5,791	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,691

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
193	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	164
7,634	Series 2005-37T1, Class A2, IF, IO, 4.857%, 09/25/35	1,222
5,087	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,770
12,789	Series 2005-54CB, Class 1A2, IF, IO, 4.657%, 11/25/35	2,007
3,199	Series 2005-57CB, Class 3A2, IF, IO, 4.907%, 12/25/35	571
1,959	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,852
8,353	Series 2005-J1, Class 1A4, IF, IO, 4.907%, 02/25/35	1,102
2,846	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,361
242	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	245
	American General Mortgage Loan Trust,
2,231	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,248
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,754
623	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	639
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	753
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,198
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	501
	ASG Resecuritization Trust,
945	Series 2009-1, Class A60, VAR, 2.333%, 06/26/37 (e)	931
1,162	Series 2009-2, Class A55, VAR, 4.750%, 05/24/36 (e)	1,191
1,000	Series 2009-2, Class G60, VAR, 4.750%, 05/24/36 (e)	1,054
4,465	Series 2009-3, Class A65, VAR, 2.293%, 03/26/37 (e)	4,486
3,872	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,009
1,077	Series 2010-2, Class A60, VAR, 2.096%, 01/28/37 (e)	1,060
456	Series 2010-3, Class 2A22, VAR, 0.451%, 10/28/36 (e)	453
900	Series 2011-1, Class 3A50, VAR, 2.542%, 11/28/35 (e) (i)	886
	Banc of America Alternative Loan Trust,
210	Series 2003-2, Class PO, PO, 04/25/33	167
421	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	432
355	Series 2003-11, Class PO, PO, 01/25/34	281
222	Series 2004-6, Class 15PO, PO, 07/25/19	220
1,737	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,696
4,989	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	798
1,400	Series 2006-4, Class 1A4, 6.000%, 05/25/46	975
2,811	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,816
	Banc of America Funding Trust,
439	Series 2004-1, Class PO, PO, 03/25/34	395
716	Series 2004-2, Class 30PO, PO, 09/20/34	634
527	Series 2004-C, Class 1A1, VAR, 5.061%, 12/20/34	534
1,088	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,112
724	Series 2005-7, Class 30PO, PO, 11/25/35	596
459	Series 2005-8, Class 30PO, PO, 01/25/36	352
1,788	Series 2005-E, Class 4A1, VAR, 2.687%, 03/20/35	1,812
660	Series 2006-A, Class 3A2, VAR, 2.909%, 02/20/36	548
1,075	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,116
	Banc of America Mortgage Trust,
163	Series 2003-3, Class 2A1, VAR, 0.743%, 05/25/18	156
185	Series 2003-6, Class 2A1, VAR, 0.643%, 08/25/18	178
72	Series 2003-7, Class A2, 4.750%, 09/25/18	74
219	Series 2003-8, Class APO, PO, 11/25/33	186
1,544	Series 2004-3, Class 15IO, IO, VAR, 0.267%, 04/25/19	6
93	Series 2004-4, Class APO, PO, 05/25/34	79
2,312	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,386

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
624	Series 2004-6, Class 2A5, PO, 07/25/34	516
399	Series 2004-6, Class APO, PO, 07/25/34	362
42	Series 2004-8, Class 5PO, PO, 05/25/32	35
48	Series 2004-8, Class XPO, PO, 10/25/34	40
333	Series 2004-A, Class 2A2, VAR, 2.916%, 02/25/34	334
1,312	Series 2004-J, Class 3A1, VAR, 3.231%, 11/25/34	1,320
1,619	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,654
	BCAP LLC Trust,
655	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	647
730	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	760
871	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	888
600	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	603
72	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	71
956	Series 2010-RR6, Class 22A3, VAR, 4.754%, 06/26/36 (e)	1,001
311	Series 2010-RR6, Class 5A1, VAR, 3.817%, 11/26/37 (e)	310
497	Series 2010-RR7, Class 15A1, VAR, 0.995%, 01/26/36 (e)	490
835	Series 2010-RR7, Class 16A1, VAR, 0.873%, 02/26/47 (e)	810
519	Series 2010-RR7, Class 1A5, VAR, 5.002%, 04/26/35 (e)	511
2,385	Series 2010-RR7, Class 2A1, VAR, 2.478%, 07/26/45 (e)	2,314
536	Series 2010-RR8, Class 3A3, VAR, 5.058%, 05/26/35 (e)	554
1,500	Series 2010-RR8, Class 3A4, VAR, 5.058%, 05/26/35 (e)	1,430
1,667	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,706
2,529	Series 2011-RR10, Class 2A1, VAR, 1.122%, 09/26/37 (e)	2,275
2,061	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	2,028
2,601	Series 2011-RR5, Class 11A3, VAR, 0.343%, 05/28/36 (e)	2,397
1,140	Series 2011-RR5, Class 14A3, VAR, 2.838%, 07/26/36 (e) (i)	1,136
1,715	Series 2012-RR10, Class 3A1, VAR, 0.383%, 05/26/36 (e) (i)	1,596
2,350	Series 2012-RR2, Class 1A1, VAR, 0.363%, 08/26/36 (e) (i)	2,262
1,698	Series 2012-RR3, Class 2A5, VAR, 2.184%, 05/26/37 (e)	1,681
	Bear Stearns ARM Trust,
200	Series 2003-7, Class 3A, VAR, 2.596%, 10/25/33	202
884	Series 2004-1, Class 12A1, VAR, 2.895%, 04/25/34	882
319	Series 2004-2, Class 14A, VAR, 5.075%, 05/25/34	324
2,170	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	2,242
4,692	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	4,623
1,533	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,529
	CHL Mortgage Pass-Through Trust,
1,195	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,193
275	Series 2003-44, Class A9, PO, 10/25/33	267
408	Series 2003-J7, Class 4A3, IF, 9.523%, 08/25/18	428
637	Series 2004-7, Class 2A1, VAR, 2.709%, 06/25/34	634
571	Series 2004-8, Class 2A1, 4.500%, 06/25/19	590
256	Series 2004-HYB1, Class 2A, VAR, 2.814%, 05/20/34	246
966	Series 2004-HYB3, Class 2A, VAR, 2.608%, 06/20/34	916
777	Series 2004-HYB6, Class A3, VAR, 2.908%, 11/20/34	734
375	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	385
2,194	Series 2005-16, Class A23, 5.500%, 09/25/35	2,215
4,015	Series 2005-22, Class 2A1, VAR, 2.997%, 11/25/35	3,408
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
208	Series 2005-5, Class APO, PO, 08/25/35	189
262	Series 2005-8, Class APO, PO, 11/25/35	212
	Citicorp Mortgage Securities, Inc.,
798	Series 2004-1, Class 3A1, 4.750%, 01/25/34	809
488	Series 2004-5, Class 2A5, 4.500%, 08/25/34	504

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citigroup Mortgage Loan Trust,
1,637	Series 2008-AR4, Class 1A1A, VAR, 2.935%, 11/25/38 (e)	1,669
732	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	774
7,888	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	8,170
8,463	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	8,929
325	Series 2011-3, Class 1A1, VAR, 0.273%, 02/25/47 (e)	324
566	Series 2011-10, Class 4A1, VAR, 0.394%, 02/25/46 (e) (i)	542
	Citigroup Mortgage Loan Trust, Inc.,
479	Series 2003-1, Class 2A5, 5.250%, 10/25/33	489
248	Series 2003-1, Class 2A6, PO, 10/25/33	225
198	Series 2003-1, Class PO2, PO, 10/25/33	182
147	Series 2003-1, Class PO3, PO, 09/25/33	126
121	Series 2003-UP3, Class A3, 7.000%, 09/25/33	125
393	Series 2003-UST1, Class A1, 5.500%, 12/25/18	411
81	Series 2003-UST1, Class PO1, PO, 12/25/18	74
53	Series 2003-UST1, Class PO3, PO, 12/25/18	49
208	Series 2004-UST1, Class A6, VAR, 4.434%, 08/25/34	211
483	Series 2005-1, Class 2A1A, VAR, 2.833%, 04/25/35	394
645	Series 2005-2, Class 2A11, 5.500%, 05/25/35	673
562	Series 2005-5, Class 1A2, VAR, 2.557%, 08/25/35	390
583	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	577
	Credit Suisse First Boston Mortgage Securities Corp.,
731	Series 2003-1, Class DB1, 6.564%, 02/25/33	762
165	Series 2003-17, Class 2A1, 5.000%, 07/25/18	170
500	Series 2003-21, Class 1A4, 5.250%, 09/25/33	522
645	Series 2003-25, Class 1P, PO, 10/25/33	538
60	Series 2004-5, Class 5P, PO, 08/25/19	55
2,001	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,054
1,726	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,745
2,226	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,237
	CSMC,
627	Series 2010-16, Class A3, VAR, 4.067%, 06/25/50 (e)	613
373	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	373
10,493	Series 2010-11R, Class A6, VAR, 1.204%, 06/28/47 (e)	9,911
446	Series 2010-12R, Class 14A1, VAR, 2.808%, 09/26/46 (e)	445
219	Series 2010-15R, Class 7A2, VAR, 1.352%, 10/26/37 (e)	217
2,800	Series 2011-1R, Class A1, VAR, 1.193%, 02/27/47 (e)	2,788
1,126	Series 2011-6R, Class 3A1, VAR, 2.832%, 07/28/36 (e)	1,097
2,979	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	2,965
1,935	Series 2011-9R, Class A1, VAR, 2.193%, 03/27/46 (e)	1,945
2,844	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,903
1,330	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,335
331	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.334%, 04/26/37 (e)	325
9	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	9
	First Horizon Alternative Mortgage Securities Trust,
1,262	Series 2004-AA4, Class A1, VAR, 2.354%, 10/25/34	1,255
2,061	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,962
3,285	Series 2007-FA4, Class 1A2, IF, IO, 5.457%, 08/25/37	604
	First Horizon Mortgage Pass-Through Trust,
2,939	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,047
914	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	918

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,741	Series 2005-AR1, Class 2A2, VAR, 2.657%, 04/25/35	1,760
1,112	Freedom Trust, Series 2011-4, Class A18, VAR, 4.362%, 03/25/37 (e)	1,124
	GMACM Mortgage Loan Trust,
869	Series 2003-AR1, Class A4, VAR, 3.388%, 10/19/33	895
439	Series 2004-J5, Class A7, 6.500%, 01/25/35	465
188	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	194
36	Series 2005-AR3, Class 3A3, VAR, 3.353%, 06/19/35	36
5,565	Series 2005-AR3, Class 3A4, VAR, 3.353%, 06/19/35	5,384
	GSMPS Mortgage Loan Trust,
1,072	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,125
1,575	Series 2005-RP3, Class 1AF, VAR, 0.543%, 09/25/35 (e)	1,354
1,190	Series 2005-RP3, Class 1AS, IO, VAR, 4.916%, 09/25/35 (e)	197
5,152	Series 2006-RP2, Class 1AS2, IF, IO, 4.977%, 04/25/36 (e)	793
	GSR Mortgage Loan Trust,
907	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	975
1,097	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,147
608	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	601
377	Series 2005-4F, Class AP, PO, 05/25/35	341
4,079	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,146
4,541	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,479
4,300	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,387
4,999	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,927
460	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.493%, 05/25/35	461
	Impac Secured Assets Trust,
874	Series 2006-1, Class 2A1, VAR, 0.543%, 05/25/36	857
1,205	Series 2006-2, Class 2A1, VAR, 0.543%, 08/25/36	1,185
18,226	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	3
	JP Morgan Mortgage Trust,
1,918	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	1,912
2,573	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	2,628
476	Series 2006-A3, Class 6A1, VAR, 2.956%, 08/25/34	475
714	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 5.001%, 09/26/36 (e)	726
	Lehman Mortgage Trust,
868	Series 2006-2, Class 1A1, VAR, 6.352%, 04/25/36	825
1,636	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,650
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.085%, 11/27/37 (e)	1,063
	MASTR Adjustable Rate Mortgages Trust,
93	Series 2004-4, Class 2A1, VAR, 2.015%, 05/25/34	83
1,106	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	1,139
2,667	Series 2004-13, Class 3A7, VAR, 2.632%, 11/21/34	2,773
407	Series 2004-15, Class 3A1, VAR, 3.244%, 12/25/34	397
	MASTR Alternative Loan Trust,
229	Series 2003-3, Class 1A1, 6.500%, 05/25/33	239
783	Series 2003-9, Class 8A1, 6.000%, 01/25/34	802
796	Series 2004-3, Class 2A1, 6.250%, 04/25/34	812
1,325	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,376
569	Series 2004-6, Class 30PO, PO, 07/25/34	498
824	Series 2004-6, Class 7A1, 6.000%, 07/25/34	846
422	Series 2004-7, Class 30PO, PO, 08/25/34	311
1,679	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,761
257	Series 2004-10, Class 1A1, 4.500%, 09/25/19	263
	MASTR Asset Securitization Trust,
109	Series 2003-2, Class 2A1, 4.500%, 03/25/18	111

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
24	Series 2003-3, Class 4A1, 5.000%, 04/25/18	24
154	Series 2003-4, Class 3A2, 5.000%, 05/25/18	158
163	Series 2003-12, Class 30PO, PO, 12/25/33	149
123	Series 2004-1, Class 30PO, PO, 02/25/34	102
51	Series 2004-4, Class 3A1, 4.500%, 04/25/19	53
80	Series 2004-6, Class 15PO, PO, 07/25/19	73
105	Series 2004-8, Class 1A1, 4.750%, 08/25/19	107
54	Series 2004-8, Class PO, PO, 08/25/19	50
3,109	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.543%, 05/25/35 (e)	2,598
1,769	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,415
1,022	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A1, VAR, 2.289%, 12/25/34	1,037
51	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	56
750	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.513%, 02/25/35	727
573	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	587
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
277	Series 2003-A1, Class A1, 5.500%, 05/25/33	282
127	Series 2003-A1, Class A2, 6.000%, 05/25/33	133
62	Series 2003-A1, Class A5, 7.000%, 04/25/33	65
8	Series 2003-A1, Class A7, 5.000%, 04/25/18	8
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
10	Series P, Class 4, 8.500%, 08/01/19	11
494	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.746%, 05/25/35	505
	RALI Trust,
149	Series 2002-QS16, Class A3, IF, 16.219%, 10/25/17	157
484	Series 2002-QS8, Class A5, 6.250%, 06/25/17	495
5,372	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,546
947	Series 2003-QS12, Class A2A, IF, IO, 7.407%, 06/25/18	108
288	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	23
1,947	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,988
635	Series 2003-QS18, Class A1, 5.000%, 09/25/18	653
1,944	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,075
395	Series 2003-QS3, Class A2, IF, 16.075%, 02/25/18	434
273	Series 2003-QS3, Class A8, IF, IO, 7.407%, 02/25/18	16
1,004	Series 2003-QS9, Class A3, IF, IO, 7.357%, 05/25/18	125
2,587	Series 2004-QA6, Class NB2, VAR, 3.212%, 12/26/34	2,336
	RBSSP Resecuritization Trust,
597	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	631
576	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	590
832	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	861
1,471	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,574
1,215	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,250
465	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	471
	Residential Asset Securitization Trust,
499	Series 2003-A13, Class A3, 5.500%, 01/25/34	513
43	Series 2003-A14, Class A1, 4.750%, 02/25/19	45
3,501	Series 2005-A2, Class A4, IF, IO, 4.857%, 03/25/35	641
1,004	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	947
	RFMSI Trust,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,136
166	Series 2003-S14, Class A4, PO, 07/25/18	158
349	Series 2004-S3, Class A1, 4.750%, 03/25/19	357

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
806	Series 2004-S6, Class 2A6, PO, 06/25/34	696
151	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	154
892	Series 2005-SA4, Class 1A1, VAR, 3.112%, 09/25/35	745
33	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	26
	Salomon Brothers Mortgage Securities VII, Inc.,
414	Series 2003-HYB1, Class A, VAR, 3.096%, 09/25/33	421
62	Series 2003-UP2, Class PO1, PO, 12/25/18	56
	Springleaf Mortgage Loan Trust,
2,099	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,169
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,204
831	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	847
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,692
3,452	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	3,573
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,057
4,150	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,170
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,146
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	601
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	473
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	278
3,076	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,081
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,118
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	903
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	636
2,789	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.897%, 06/25/34	2,834
916	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.858%, 10/19/34	921
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
58	Series 2002-10H, Class 1AP, PO, 05/25/32	49
71	Series 2003-8, Class 1A2, 5.000%, 04/25/18	72
1,186	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,198
2,085	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,155
	Structured Asset Securities Corp. Trust,
284	Series 2005-6, Class 4A1, 5.000%, 05/25/35	288
431	Series 2005-10, Class 5A9, 5.250%, 12/25/34	421
	Thornburg Mortgage Securities Trust,
711	Series 2003-4, Class A1, VAR, 0.833%, 09/25/43	690
612	Series 2004-4, Class 3A, VAR, 2.247%, 12/25/44	616
	Vericrest Opportunity Loan Transferee,
1,869	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	1,872
3,741	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	3,766
1,937	Vericrest Opportunity Loan Trust, Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e) (i)	1,937
	WaMu Mortgage Pass-Through Certificates,
218	Series 2003-AR8, Class A, VAR, 2.457%, 08/25/33	224
3,588	Series 2003-AR9, Class 1A6, VAR, 2.429%, 09/25/33	3,676
547	Series 2003-AR9, Class 2A, VAR, 2.462%, 09/25/33	559
414	Series 2003-S8, Class A6, 4.500%, 09/25/18	420
1,950	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,044
181	Series 2003-S9, Class P, PO, 10/25/33	165
301	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	306
252	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	256
2,693	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,688
384	Series 2006-AR10, Class 2P, VAR, 09/25/36	239

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
271	Series 2006-AR12, Class 2P, VAR, 10/25/36	166
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
11,436	Series 2005-2, Class 1A4, IF, IO, 4.857%, 04/25/35	2,040
2,490	Series 2005-2, Class 2A3, IF, IO, 4.807%, 04/25/35	405
3,021	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	823
3,541	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,435
2,969	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	759
911	Series 2005-6, Class 2A4, 5.500%, 08/25/35	865
5,844	Series 2005-6, Class 2A9, 5.500%, 08/25/35	5,483
1,834	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,857
	Wells Fargo Mortgage-Backed Securities Trust,
337	Series 2003-K, Class 1A1, VAR, 4.468%, 11/25/33	345
638	Series 2003-K, Class 1A2, VAR, 4.468%, 11/25/33	657
509	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	515
769	Series 2004-EE, Class 2A1, VAR, 2.624%, 12/25/34	796
822	Series 2004-EE, Class 3A1, VAR, 2.960%, 12/25/34	838
3,896	Series 2004-P, Class 2A1, VAR, 2.617%, 09/25/34	4,002
813	Series 2004-V, Class 1A1, VAR, 2.654%, 10/25/34	845
443	Series 2005-1, Class 2A1, 5.000%, 01/25/20	458
116	Series 2005-13, Class APO, PO, 11/25/20	110
429	Series 2005-16, Class APO, PO, 01/25/36	343
497	Series 2005-AR16, Class 2A1, VAR, 2.715%, 02/25/34	508
751	Series 2005-AR8, Class 2A1, VAR, 2.726%, 06/25/35	773
870	Series 2006-2, Class APO, PO, 03/25/36	518
421	Series 2006-4, Class 1APO, PO, 04/25/36	324
2,064	Series 2007-7, Class A7, 6.000%, 06/25/37	2,078
570	Series 2007-11, Class A14, 6.000%, 08/25/37	576

		372,257

	Total Collateralized Mortgage Obligations (Cost $956,446)	1,035,075

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
1,909	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,931
1,414	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,404
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	551
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	400
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,517
915	Series 2006-5, Class A4, 5.414%, 09/10/47	1,018
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	426
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,702
2,126	Series 2005-6, Class ASB, VAR, 5.186%, 09/10/47	2,159
	BB-UBS Trust,
1,700	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,664
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,459
	Bear Stearns Commercial Mortgage Securities Trust,
41,389	Series 2005-PWR8, Class X1, IO, VAR, 0.223%, 06/11/41 (e)	532
773	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	788
3,148	Series 2006-PW11, Class A4, VAR, 5.447%, 03/11/39	3,462
99,202	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.157%, 12/11/49 (e)	763

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,320
	COBALT CMBS Commercial Mortgage Trust,
605	Series 2006-C1, Class A4, 5.223%, 08/15/48	667
25,457	Series 2006-C1, Class IO, IO, VAR, 0.752%, 08/15/48	509
	COMM Mortgage Trust,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,170
3,045	Series 2012-CR2, Class XA, IO, VAR, 1.960%, 08/15/45	376
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,027
	Commercial Mortgage Pass-Through Certificates,
700	Series 2006-C2, Class A3, VAR, 5.674%, 03/15/39	772
334	Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	338
	Commercial Mortgage Trust,
500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	523
300	Series 2006-GG7, Class AM, VAR, 5.860%, 07/10/38	333
	DBRR Trust,
736	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	738
2,613	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	2,614
1,857	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	1,932
	Federal National Mortgage Association - ACES,
1,416	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,525
8,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,016
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,038
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,806
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,323
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,950
4,265	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,584
1,459	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,479
1,850	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,910
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	495
850	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	935
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,116
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.363%, 08/12/37	1,065
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	410
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,134
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	989
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,092
40,956	Series 2006-C7, Class XW, IO, VAR, 0.651%, 11/15/38 (e)	846
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	333
1,000	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,113
	Merrill Lynch Mortgage Trust,
3,027	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,292
1,090	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,089
	ML-CFC Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.478%, 02/12/39	3,531
29,608	Series 2006-4, Class XC, IO, VAR, 0.182%, 12/12/49 (e)	366
	Morgan Stanley Capital I Trust,
37,842	Series 2006-IQ12, Class X1, IO, VAR, 0.152%, 12/15/43 (e)	516

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
78,096	Series 2007-HQ11, Class X, IO, VAR, 0.226%, 02/12/44 (e)	433
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	834
	Morgan Stanley Re-REMIC Trust,
1,425	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,433
90	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	90
3,022	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,104
2,832	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	2,858
1,552	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	1,534
6,396	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	6,476
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,249
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,601
11,199	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,710
2,291	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	2,289
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	644
1,962	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,959
4,610	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.536%, 08/15/39	4,816
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,262
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,089
10,491	Series 2012-C2, Class XA, IO, VAR, 1.813%, 05/10/63 (e)	1,061
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	860
1,398	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,371
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,481
2,687	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,688
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,875
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	830

	Total Commercial Mortgage-Backed Securities (Cost $151,670)	156,595

Corporate Bonds — 18.8%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	614
675	4.250%, 03/01/21	728
1,000	5.250%, 12/01/41	1,073

		2,415

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	426
532	1.875%, 01/11/18 (e)	530
739	2.625%, 09/15/16 (e)	765
1,425	2.950%, 01/11/17 (e)	1,485
1,000	6.500%, 11/15/13	1,026
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	870
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	332

		5,434

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	551

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	147
252	5.750%, 04/15/20	292
150	7.875%, 09/01/23	193
1,000	7.875%, 07/30/30	1,321
190	8.875%, 05/15/19	251
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	371
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	625

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,080
2,885	5.900%, 03/15/16	3,273
400	6.450%, 03/15/37	504
1,355	6.500%, 11/15/35	1,714
	COX Communications, Inc.,
446	3.250%, 12/15/22 (e)	438
162	5.450%, 12/15/14	174
125	8.375%, 03/01/39 (e)	182
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	570
	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc.,
400	3.800%, 03/15/22	406
1,000	4.600%, 02/15/21	1,078
772	5.000%, 03/01/21	854
2,000	6.000%, 08/15/40	2,136
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,101
319	4.950%, 05/15/42	321
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,676
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	335
800	5.950%, 04/01/41	964
515	6.400%, 04/30/40	649
	News America, Inc.,
100	6.200%, 12/15/34	116
400	6.650%, 11/15/37	485
250	6.900%, 08/15/39	311
1,075	7.300%, 04/30/28	1,317
500	8.000%, 10/17/16	607
415	8.875%, 04/26/23	560
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,360
441	4.500%, 05/23/43	414
325	4.700%, 10/15/19	368
493	5.950%, 07/15/13	496
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	365
2,127	5.850%, 05/01/17	2,449
400	6.550%, 05/01/37	460
800	8.250%, 04/01/19	1,030
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	160
1,250	8.375%, 07/15/33	1,696
	Time Warner, Inc.,
525	4.750%, 03/29/21	586
313	5.375%, 10/15/ 41	333
150	6.200%, 03/15/40	173
172	6.250%, 03/29/41	201
265	6.500%, 11/15/36	314
250	7.625%, 04/15/31	338
171	7.700%, 05/01/32	232
	Viacom, Inc.,
208	1.250%, 02/27/15	209
500	3.125%, 06/15/22	491
67	3.250%, 03/15/23	66
808	3.875%, 12/15/21	845
464	4.375%, 03/15/43 (e)	419
100	4.500%, 03/01/21	109
250	4.500%, 02/27/42	231
333	Walt Disney Co. (The), 0.450%, 12/01/15	332

		37,728

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	414
275	6.250%, 12/15/17	321
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	493
157	5.125%, 01/15/42	160
200	7.450%, 07/15/17	243

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Multiline Retail — Continued
455	Nordstrom, Inc., 4.000%, 10/15/21	494
	Target Corp.,
200	6.000%, 01/15/18	239
268	7.000%, 01/15/38	367

		2,731

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	619
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	1,983
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	760
326	5.125%, 11/15/41	355
750	7.110%, 05/15/37	987

		4,704

	Total Consumer Discretionary	53,563

	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	702
905	5.750%, 04/01/36	1,073
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	115
515	7.750%, 01/15/19	668
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	513
410	4.875%, 03/15/19	475
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	265
510	4.828%, 07/15/20	588
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	886
255	Diageo Investment Corp., 8.000%, 09/15/22	351
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	961
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	350
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
287	1.250%, 08/13/17	286
368	3.000%, 08/25/21	376
54	7.900%, 11/01/18	70
500	VAR, 0.483%, 02/26/16	501
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	583
698	3.750%, 01/15/22 (e)	734
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	722
250	6.500%, 07/01/16 (e)	288

		10,658

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,153
250	6.125%, 09/15/39	308
1,077	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,253
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,132
850	7.500%, 01/15/14	885
2,460	7.500%, 04/01/31	3,094
1,031	Walgreen Co., 3.100%, 09/15/22	1,018
	Wal-Mart Stores, Inc.,
752	5.250%, 09/01/35	857
215	6.200%, 04/15/38	274
350	7.550%, 02/15/30	494

		10,468

	Food Products — 0.4%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	238
1,305	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,670
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	213
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	608
535	4.307%, 05/14/21 (e)	582
850	7.350%, 03/06/19 (e)	1,076
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	224

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — Continued
286	2.100%, 03/15/18	288
	Kellogg Co.,
365	1.750%, 05/17/17	369
608	3.125%, 05/17/22	613
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	837
694	5.000%, 06/04/42	727
1,187	6.125%, 08/23/18	1,420
1,793	6.875%, 01/26/39	2,353
	Mondelez International, Inc.,
378	6.125%, 02/01/18	445
1,480	6.500%, 08/11/17	1,755

		13,418

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	215
66	7.500%, 11/01/18	86
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	134

		435

	Personal Products — 0.0% (g)
841	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,103

	Total Consumer Staples	36,082

	Energy — 1.6%
	Energy Equipment & Services — 0.2%
225	Cameron International Corp., 1.600%, 04/30/15	227
1,605	Halliburton Co., 7.450%, 09/15/39	2,310
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	115
83	5.250%, 03/15/42	81
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	461
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	355
256	6.375%, 12/15/21	299
905	6.500%, 11/15/20	1,051
198	7.350%, 12/15/41	244
100	7.500%, 04/15/31	121
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	320
113	5.950%, 04/15/42	116
110	6.500%, 08/01/36	119
350	9.875%, 03/01/39	503

		6,508

	Oil, Gas & Consumable Fuels — 1.4%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	198
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	131
2,000	7.625%, 03/15/14	2,108
265	8.700%, 03/15/19	351
	Apache Corp.,
615	2.625%, 01/15/23	588
190	3.250%, 04/15/22	193
556	4.750%, 04/15/43	555
500	6.900%, 09/15/18	622
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	256
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	91
929	1.846%, 05/05/17	941
882	2.750%, 05/10/23	840
900	4.742%, 03/11/21	1,014
2,122	5.250%, 11/07/13	2,166
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	413
1,000	6.750%, 02/01/39	1,246
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	205
490	4.450%, 09/15/42	469
450	6.750%, 11/15/39	573

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,000	Chevron Corp., 4.950%, 03/03/19	1,171
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	561
	ConocoPhillips,
325	5.200%, 05/15/18	377
450	5.750%, 02/01/19	540
150	6.000%, 01/15/20	184
200	6.500%, 02/01/39	262
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,200
	Devon Energy Corp.,
750	3.250%, 05/15/22	749
522	4.750%, 05/15/42	508
360	6.300%, 01/15/19	426
	Encana Corp., (Canada),
545	6.500%, 05/15/19	662
150	6.500%, 08/15/34	174
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	932
	EOG Resources, Inc.,
379	2.625%, 03/15/23	365
600	4.100%, 02/01/21	664
180	Hess Corp., 7.875%, 10/01/29	235
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	247
1,000	7.875%, 09/15/31	1,290
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,040
1,620	6.000%, 10/01/17	1,894
402	Occidental Petroleum Corp., 1.750%, 02/15/17	407
841	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	810
	Petrobras International Finance Co. - Pifco, (Cayman Islands),
1,020	5.375%, 01/27/21	1,078
110	6.750%, 01/27/41	117
175	7.875%, 03/15/19	211
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	384
1,045	6.800%, 05/15/38	1,311
	Phillips 66,
314	2.950%, 05/01/17	329
182	4.300%, 04/01/22	196
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	211
275	4.000%, 03/21/14	283
1,020	4.300%, 09/22/19	1,165
1,005	4.375%, 03/25/20	1,145
1,280	6.375%, 12/15/38	1,708
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,670
500	6.200%, 04/15/18	594
400	8.000%, 10/01/19	518
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	892
353	1.200%, 01/17/18	349
406	2.450%, 01/17/23	388
1,071	2.650%, 01/15/24	1,023
467	3.125%, 08/17/17	500
300	3.150%, 01/23/22	309
253	4.250%, 11/23/41	255
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	205
250	6.850%, 06/01/39	317
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,154
185	5.850%, 02/01/37	198
190	6.250%, 02/01/38	215
850	7.750%, 06/01/19	1,060
	Tosco Corp.,
300	7.800%, 01/01/27	420

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
400	8.125%, 02/15/30	577
124	Total Capital Canada Ltd., (Canada), VAR, 0.657%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	263
508	1.550%, 06/28/17	510
233	2.875%, 02/17/22	233
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,454
370	4.125%, 01/28/21	409
	TransCanada PipeLines Ltd., (Canada),
993	4.000%, 06/15/13	994
550	6.200%, 10/15/37	676
340	6.500%, 08/15/18	418
1,100	7.250%, 08/15/38	1,498
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,057

		55,212

	Total Energy	61,720

	Financials — 8.7%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	361
1,789	2.400%, 01/17/17	1,854
900	2.950%, 06/18/15	941
413	3.550%, 09/23/21	438
750	4.600%, 01/15/20	849
310	5.125%, 08/27/13	313
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,241
540	3.500%, 12/10/14	564
652	5.000%, 12/10/19	764
385	6.250%, 09/15/17	461
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,263
260	Charles Schwab Corp. (The), 3.225%, 09/01/22	262
942	Credit Suisse, (Switzerland), 5.500%, 05/01/14	984
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	826
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	686
970	3.875%, 08/18/14	1,007
355	6.000%, 09/01/17	416
500	FMR LLC, 6.450%, 11/15/39 (e)	600
	Goldman Sachs Group, Inc. (The),
400	3.300%, 05/03/15	416
3,060	3.625%, 02/07/16	3,236
492	3.700%, 08/01/15	518
1,056	4.750%, 07/15/13	1,061
2,658	5.150%, 01/15/14	2,731
848	5.250%, 07/27/21	945
1,366	5.375%, 03/15/20	1,553
750	5.500%, 11/15/14	798
800	5.750%, 01/24/22	916
4,100	5.950%, 01/18/18	4,728
949	6.000%, 06/15/20	1,111
240	6.150%, 04/01/18	279
340	6.250%, 09/01/17	395
685	6.750%, 10/01/37	747
2,570	7.500%, 02/15/19	3,185
	Jefferies Group LLC,
450	3.875%, 11/09/15	472
1,015	5.125%, 04/13/18	1,109
1,000	6.450%, 06/08/27	1,110
203	6.500%, 01/20/43	217
780	8.500%, 07/15/19	987
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,310
1,400	6.250%, 01/14/21 (e)	1,549
750	7.300%, 08/01/14 (e)	798

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
250	7.625%, 08/13/19 (e)	301
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,318
2,996	6.400%, 08/28/17	3,484
1,564	6.875%, 04/25/18	1,863
	Morgan Stanley,
179	1.750%, 02/25/16	179
625	4.000%, 07/24/15	658
893	4.200%, 11/20/14	930
1,000	5.450%, 01/09/17	1,110
1,021	5.500%, 07/24/20	1,152
380	5.500%, 07/28/21	429
1,265	5.625%, 09/23/19	1,433
360	5.750%, 01/25/21	410
1,200	6.000%, 05/13/14	1,257
400	6.625%, 04/01/18	471
370	6.750%, 10/15/13	378
970	7.300%, 05/13/19	1,189
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,109
150	5.000%, 03/04/15	160
547	6.700%, 03/04/20	646
226	Northern Trust Corp., 5.500%, 08/15/13	228
359	State Street Corp., 3.100%, 05/15/23	349
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	415
1,337	3.875%, 01/15/15	1,404
365	4.875%, 08/04/20	414
244	5.750%, 04/25/18	287
247	5.875%, 12/20/17	290

		67,865

	Commercial Banks — 2.7%
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	575
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,326
900	3.250%, 03/01/16 (e)	956
228	4.875%, 01/12/21 (e)	261
1,455	Bank of America N.A., 5.300%, 03/15/17	1,614
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	750
1,666	1.400%, 09/11/17	1,655
1,106	2.550%, 11/06/22	1,064
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,059
2,000	2.550%, 01/12/17	2,076
737	3.400%, 01/22/15	770
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,310
679	3.850%, 01/22/15 (e)	712
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	287
800	2.500%, 09/21/15 (e)	831
1,735	2.750%, 02/23/15	1,788
310	5.000%, 09/22/16	347
700	5.200%, 07/10/14	734
1,000	6.050%, 12/04/17 (e)	1,120
	BB&T Corp.,
655	3.375%, 09/25/13	661
750	3.950%, 04/29/16	811
740	4.900%, 06/30/17	823
1,885	5.700%, 04/30/14	1,973
370	6.850%, 04/30/19	464
695	Branch Banking & Trust Co., 5.625%, 09/15/16	790
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
4,000	2.600%, 07/02/15 (e)	4,167
260	Comerica, Inc., 3.000%, 09/16/15	273
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,123
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	147
2,400	3.200%, 03/11/15 (e)	2,499
455	3.375%, 01/19/17	484
789	3.875%, 02/08/22	820
500	5.800%, 09/30/10 (e)	551
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,076
760	Fifth Third Bancorp, 5.450%, 01/15/17	845
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,767
1,438	3.100%, 05/24/16 (e)	1,520
666	4.125%, 08/12/20 (e)	725
575	4.750%, 01/19/21 (e)	649
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	530
530	4.875%, 01/14/22	594
556	5.100%, 04/05/21	634
600	6.100%, 01/14/42	744
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	498
216	2.000%, 09/25/15 (e)	219
1,445	3.750%, 03/07/17 (e)	1,535
2,847	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	3,126
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,527
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,542
750	2.750%, 09/28/15 (e)	783
1,000	3.000%, 07/27/16 (e)	1,057
795	3.750%, 03/02/15 (e)	836
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,364
250	National City Bank, 5.800%, 06/07/17	289
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	990
600	1.750%, 10/04/13 (e)	603
1,800	3.125%, 03/20/17 (e)	1,900
945	4.875%, 05/13/21 (e)	1,017
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	848
400	PNC Bank N.A., 6.875%, 04/01/18	484
	PNC Funding Corp.,
659	3.300%, 03/08/22	667
567	4.375%, 08/11/20	630
940	5.250%, 11/15/15	1,035
950	5.625%, 02/01/17	1,071
595	6.700%, 06/10/19	743
985	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	980
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	400
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	902
820	SunTrust Banks, Inc., 6.000%, 09/11/17	953
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,495
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,392
1,140	2.200%, 07/29/15 (e)	1,179
	U.S. Bancorp,
550	1.650%, 05/15/17	557
675	2.450%, 07/27/15	700
540	3.000%, 03/15/22	546
566	4.125%, 05/24/21	623
1,107	7.500%, 06/01/26	1,471
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,120
250	6.000%, 11/15/17	294

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
1,125	6.600%, 01/15/38	1,440
	Wachovia Corp.,
695	4.875%, 02/15/14	716
4,780	5.750%, 02/01/18	5,618
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,912
850	3.500%, 03/08/22	881
500	4.600%, 04/01/21	560
2,350	5.625%, 12/11/17	2,738
1,025	SUB, 3.676%, 06/15/16	1,101
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,612
250	5.750%, 05/16/16	283
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	955
2,141	4.875%, 11/19/19	2,475

		102,799

	Consumer Finance — 1.0%
700	American Express Co., 7.000%, 03/19/18	861
	American Express Credit Corp.,
361	2.375%, 03/24/17	374
1,028	2.800%, 09/19/16	1,082
1,150	5.125%, 08/25/14	1,213
400	7.300%, 08/20/13	406
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	675
363	1.500%, 09/11/17 (e)	363
533	1.600%, 02/16/18 (e)	530
565	2.125%, 02/28/17 (e)	578
1,599	2.600%, 09/20/16 (e)	1,672
150	7.625%, 10/01/18 (e)	192
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,628
	Capital One Financial Corp.,
273	1.000%, 11/06/15	271
1,165	6.750%, 09/15/17	1,403
2,140	7.375%, 05/23/14	2,276
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	401
705	4.900%, 08/15/13	711
560	5.500%, 03/15/16	628
1,300	6.200%, 09/30/13	1,325
305	7.050%, 10/01/18	385
545	7.150%, 02/15/19	693
	Ford Motor Credit Co. LLC,
1,253	3.000%, 06/12/17	1,286
1,917	3.984%, 06/15/16	2,034
561	4.207%, 04/15/16	598
200	4.250%, 09/20/22	205
803	VAR, 1.525%, 05/09/16	806
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,005
3,538	5.000%, 06/30/15	3,808
2,200	5.250%, 01/15/14	2,261
207	7.350%, 11/27/32	255
	HSBC USA, Inc.,
800	1.625%, 01/16/18	794
1,500	2.375%, 02/13/15	1,539
	John Deere Capital Corp.,
759	1.200%, 10/10/17	753
335	1.700%, 01/15/20	324
400	2.250%, 04/17/19	409
233	3.150%, 10/15/21	240
663	PACCAR Financial Corp., 1.600%, 03/15/17	666
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,129
2,480	2.000%, 09/15/16	2,557
962	3.200%, 06/17/15	1,010

		39,346

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — 1.7%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,482
	Bank of America Corp.,
600	2.000%, 01/11/18	595
520	3.625%, 03/17/16	549
2,065	5.000%, 05/13/21	2,287
2,720	5.625%, 10/14/16	3,064
740	5.625%, 07/01/20	855
645	5.650%, 05/01/18	739
420	5.750%, 12/01/17	481
400	5.875%, 01/05/21	467
150	7.375%, 05/15/14	159
600	7.625%, 06/01/19	756
1,510	7.800%, 09/15/16	1,772
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	760
	Citigroup, Inc.,
450	2.250%, 08/07/15	461
423	3.375%, 03/01/23	416
500	4.450%, 01/10/17	547
433	4.500%, 01/14/22	469
842	4.587%, 12/15/15	913
856	4.700%, 05/29/15	915
1,022	4.750%, 05/19/15	1,093
3,127	5.000%, 09/15/14	3,271
1,270	5.125%, 05/05/14	1,320
1,225	5.375%, 08/09/20	1,410
321	5.875%, 01/30/42	374
120	6.000%, 12/13/13	123
2,154	6.000%, 08/15/17	2,495
780	6.010%, 01/15/15	840
350	6.125%, 11/21/17	410
555	6.375%, 08/12/14	590
600	6.500%, 08/19/13	607
250	6.625%, 01/15/28	303
400	8.125%, 07/15/39	567
1,409	8.500%, 05/22/19	1,846
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,131
1,786	5.400%, 08/01/13	1,800
1,500	5.750%, 02/15/14	1,553
557	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	534
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,118
750	2.300%, 04/27/17	772
2,000	3.150%, 09/07/22	1,953
650	4.625%, 01/07/21	718
2,100	4.650%, 10/17/21	2,320
191	5.300%, 02/11/21	215
2,500	5.400%, 02/15/17	2,839
6,165	5.625%, 05/01/18	7,218
1,000	5.650%, 06/09/14	1,053
310	5.875%, 01/14/38	353
2,622	6.750%, 03/15/32	3,267
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	515
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,521
626	2.500%, 10/17/22 (e)	595
338	2.875%, 04/21/14 (e)	345
540	3.125%, 04/14/16 (e)	571
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,181
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	327
	National Rural Utilities Cooperative Finance Corp.,
665	4.750%, 03/01/14	686

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
200	10.375%, 11/01/18	285
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	590

		66,564

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	475
410	5.600%, 05/15/15	448
	Aflac, Inc.,
228	2.650%, 02/15/17	238
260	4.000%, 02/15/22	275
317	6.450%, 08/15/40	390
200	8.500%, 05/15/19	266
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	662
2,985	American International Group, Inc., 5.450%, 05/18/17	3,366
	Aon Corp.,
402	3.125%, 05/27/16	424
336	3.500%, 09/30/15	354
306	6.250%, 09/30/40	381
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	400
233	2.450%, 12/15/15	244
233	3.000%, 05/15/22	231
748	4.300%, 05/15/43	712
1,574	4.400%, 05/15/42	1,525
605	5.000%, 08/15/13	611
1,670	5.400%, 05/15/18	1,964
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,435
840	3.750%, 08/15/21	897
120	Chubb Corp. (The), 5.750%, 05/15/18	143
	CNA Financial Corp.,
750	5.850%, 12/15/14	801
785	5.875%, 08/15/20	920
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	444
	Lincoln National Corp.,
345	4.200%, 03/15/22	370
253	4.850%, 06/24/21	281
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	315
920	MetLife Institutional Funding II, VAR, 1.182%, 04/04/14 (e)	927
535	MetLife, Inc., 6.817%, 08/15/18	663
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	615
1,150	2.000%, 01/10/14 (e)	1,161
820	2.500%, 09/29/15 (e)	851
400	3.125%, 01/11/16 (e)	420
1,900	3.650%, 06/14/18 (e)	2,063
1,277	3.875%, 04/11/22 (e)	1,350
100	5.125%, 06/10/14 (e)	104
1,093	5.200%, 09/18/13 (e)	1,108
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,558
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	743
350	1.300%, 01/12/15 (e)	354
2,637	5.375%, 09/15/13 (e)	2,674
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	682
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	818
	Pricoa Global Funding I,
384	1.600%, 05/29/18 (e)	380
2,100	5.450%, 06/11/14 (e)	2,205
166	Principal Financial Group, Inc., 1.850%, 11/15/17	166
304	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	305
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,343
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	329

		41,391

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 0.3%
471	American Tower Trust I, 1.551%, 03/15/18 (e)	468
	CommonWealth REIT,
600	5.875%, 09/15/20	635
1,340	6.650%, 01/15/18	1,485
608	ERP Operating LP, 4.625%, 12/15/21	669
	HCP, Inc.,
331	2.625%, 02/01/20	316
161	3.750%, 02/01/19	172
895	5.375%, 02/01/21	1,028
	Simon Property Group LP,
917	2.150%, 09/15/17	938
579	4.125%, 12/01/21	632
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	222
705	5.625%, 08/15/14	746
675	6.100%, 05/01/16	764
345	6.125%, 05/30/18	416
370	6.750%, 05/15/14	385
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	539
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22 (e)	582
1,408	6.750%, 09/02/19 (e)	1,727

		11,758

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	444
	Stadshypotek AB, (Sweden),
1,463	1.450%, 09/30/13 (e)	1,469
1,148	1.875%, 10/02/19 (e)	1,132

		3,045

	Total Financials	332,768

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,068
237	4.500%, 03/15/20	265
500	4.950%, 10/01/41	513
2,000	5.150%, 11/15/41	2,122
265	5.650%, 06/15/42	298
570	5.700%, 02/01/19	672
720	5.750%, 03/15/40	823
1,336	Celgene Corp., 3.250%, 08/15/22	1,333

		7,094

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	390
245	4.625%, 03/15/15	261
100	Becton Dickinson and Co., 5.000%, 05/15/19	116

		767

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	262
440	6.750%, 12/15/37	568
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	384
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	167
400	2.875%, 03/15/23	390
975	3.375%, 11/15/21	1,009
620	6.625%, 11/15/37	788
	WellPoint, Inc.,
615	3.125%, 05/15/22	607
280	3.300%, 01/15/23	278
500	4.625%, 05/15/42	496
535	4.650%, 01/15/43	531
172	5.875%, 06/15/17	199
115	7.000%, 02/15/19	142

		5,985

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17 (e)	949

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
609	2.900%, 11/06/22 (e)	592
275	Actavis, Inc., 3.250%, 10/01/22	270
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	676
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	501
750	5.650%, 05/15/18	892
530	6.375%, 05/15/38	681
	Merck & Co., Inc.,
474	2.400%, 09/15/22	455
562	2.800%, 05/18/23	550
650	6.000%, 09/15/17	773
650	Pfizer, Inc., 3.000%, 06/15/23	648
	Zoetis, Inc.,
193	1.875%, 02/01/18 (e)	193
123	4.700%, 02/01/43 (e)	123

		7,303

	Total Health Care	21,149

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	473
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	766
200	Boeing Co. (The), 7.950%, 08/15/24	283
390	Honeywell International, Inc., 5.300%, 03/01/18	456
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	398
1,281	4.070%, 12/15/42	1,171
292	4.850%, 09/15/41	299
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	412
215	Precision Castparts Corp., 0.700%, 12/20/15	215
	United Technologies Corp.,
214	1.800%, 06/01/17	218
681	3.100%, 06/01/22	696
914	4.500%, 06/01/42	943
1,261	6.125%, 02/01/19	1,540

		7,870

	Air Freight & Logistics — 0.0% (g)
214	United Parcel Service, Inc., 2.450%, 10/01/22	208

	Airlines — 0.1%
441	Air Canada, 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	451
240	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	261
635	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	670
243	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	272
439	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	498
212	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	222
542	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	594
198	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	221
465	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	507

		3,696

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
420	3.500%, 07/15/22	403
264	4.125%, 06/15/23	264
328	4.875%, 07/15/42	301
200	Pitney Bowes, Inc., 5.600%, 03/15/18	221
614	Republic Services, Inc., 3.550%, 06/01/22	625
	Waste Management, Inc.,
214	4.750%, 06/30/20	239
455	7.375%, 03/11/19	564

		2,617

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	291
145	4.375%, 05/08/42	147

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Construction & Engineering — Continued
789	Fluor Corp., 3.375%, 09/15/21	814

		1,479

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17 (e)	180
170	4.000%, 11/02/32 (e)	166
500	5.600%, 05/15/18	579
300	7.625%, 04/01/24	382

		1,307

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	646
212	General Electric Co., 2.700%, 10/09/22	208
290	Ingersoll-Rand Co., 6.391%, 11/15/27	336
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,018
409	5.750%, 03/11/18	482
130	7.200%, 06/01/26	165
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	345

		3,200

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	161
	Deere & Co.,
819	2.600%, 06/08/22	810
346	3.900%, 06/09/42	327
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,798
205	Parker Hannifin Corp., 5.500%, 05/15/18	240

		3,336

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	197
522	3.050%, 03/15/22	526
300	3.450%, 09/15/21	312
136	3.600%, 09/01/20	145
375	4.375%, 09/01/42	365
1,000	5.400%, 06/01/41	1,115
540	5.650%, 05/01/17	622
250	5.750%, 03/15/18	295
425	5.750%, 05/01/40	496
250	6.700%, 08/01/28	315
450	7.000%, 02/01/14	469
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	321
	CSX Corp.,
191	4.100%, 03/15/44	176
300	4.250%, 06/01/21	330
575	5.500%, 04/15/41	642
145	6.250%, 04/01/15	159
205	7.375%, 02/01/19	259
500	7.900%, 05/01/17	612
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	155
355	2.750%, 03/15/17 (e)	369
559	4.500%, 08/16/21 (e)	604
436	5.625%, 03/15/42 (e)	475
350	6.375%, 10/15/17 (e)	415
746	6.700%, 06/01/34 (e)	889
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	767
595	3.950%, 10/01/42	543
100	6.000%, 03/15/05	117
1,776	6.000%, 05/23/11 (†)	2,081
355	7.700%, 05/15/17	436
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	493
	Ryder System, Inc.,
484	2.500%, 03/01/17	493
434	3.600%, 03/01/16	457
	Union Pacific Corp.,
182	2.950%, 01/15/23	182
710	4.163%, 07/15/22	778

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
200	4.300%, 06/15/42	198
235	4.875%, 01/15/15	250
907	5.650%, 05/01/17	1,040
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	479
160	SUB, 8.375%, 04/01/30	235

		18,812

	Total Industrials	42,525

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	988
350	5.500%, 01/15/40	412
755	5.900%, 02/15/39	928

		2,328

	Computers & Peripherals — 0.3%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,438
2,069	VAR, 0.523%, 05/03/18	2,075
300	Dell, Inc., 7.100%, 04/15/28	314
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	593
600	4.300%, 06/01/21	604
781	4.375%, 09/15/21	787
387	4.650%, 12/09/21	399
670	4.750%, 06/02/14	695
1,365	5.400%, 03/01/17	1,509
2,500	6.000%, 09/15/41	2,522
1,230	6.125%, 03/01/14	1,276

		13,212

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	222
575	3.375%, 11/01/15	596
190	4.500%, 03/01/23	192
165	6.000%, 04/01/20	183
485	6.875%, 06/01/18	571
1,088	7.500%, 01/15/27	1,299

		3,063

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	290
271	4.000%, 07/15/42	240

		530

	IT Services — 0.3%
1,040	HP Enterprise Services LLC, 6.000%, 08/01/13	1,049
	International Business Machines Corp.,
409	1.250%, 02/06/17	409
3,267	1.625%, 05/15/20	3,155
2,600	5.700%, 09/14/17	3,059
690	6.220%, 08/01/27	891
1,075	7.625%, 10/15/18	1,398

		9,961

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	201
270	4.500%, 05/15/21	286
610	5.625%, 12/15/19	692
550	6.750%, 02/01/17	635
100	8.250%, 05/15/14	107

		1,921

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
697	3.300%, 10/01/21	722
685	4.000%, 12/15/32	661
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,626
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	757
365	1.650%, 08/03/19	360

		4,126

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Software — 0.2%
360	Intuit, Inc., 5.750%, 03/15/17	406
	Microsoft Corp.,
262	0.875%, 11/15/17	258
720	1.625%, 09/25/15	739
384	2.125%, 11/15/22	364
810	2.375%, 05/01/23	779
117	4.500%, 10/01/40	123
	Oracle Corp.,
500	5.000%, 07/08/19	586
1,412	5.250%, 01/15/16	1,575
728	5.750%, 04/15/18	867
465	6.500%, 04/15/38	610

		6,307

	Total Information Technology	41,448

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	525
385	4.125%, 11/15/21	409
203	4.250%, 11/15/20	223
200	5.250%, 11/15/41	214
370	7.375%, 11/01/29	483
158	8.550%, 05/15/19	210
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	653
350	4.900%, 01/15/41	386
1,630	6.000%, 07/15/18	1,973
	Ecolab, Inc.,
447	1.450%, 12/08/17	441
150	5.500%, 12/08/41	171
	Mosaic Co. (The),
280	3.750%, 11/15/21	291
79	4.875%, 11/15/41	80
	PPG Industries, Inc.,
114	5.500%, 11/15/40	129
700	6.650%, 03/15/18	848
355	9.000%, 05/01/21	489
	Praxair, Inc.,
662	4.625%, 03/30/15	710
885	5.250%, 11/15/14	945
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,215
850	7.750%, 10/01/96	1,000

		11,395

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	470
425	5.500%, 04/01/14	443
560	6.500%, 04/01/19	698
	Freeport-McMoRan Copper & Gold, Inc.,
1,329	2.150%, 03/01/17	1,343
688	3.100%, 03/15/20 (e)	673
299	5.450%, 03/15/43 (e)	287
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	306
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	121
550	3.750%, 09/20/21	567
650	9.000%, 05/01/19	879
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	391

		6,178

	Total Materials	17,573

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
345	0.900%, 02/12/16	344
879	4.300%, 12/15/42 (e)	821
462	4.350%, 06/15/45 (e)	428
850	4.450%, 05/15/21	949
386	5.100%, 09/15/14	408
375	5.350%, 09/01/40	401

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
250	5.500%, 02/01/18	293
2,700	6.300%, 01/15/38	3,218
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,452
25	6.875%, 10/15/31	29
	BellSouth Telecommunications, Inc.,
578	6.300%, 12/15/15	601
300	7.000%, 10/01/25	368
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	205
150	9.625%, 12/15/30	232
600	Centel Capital Corp., 9.000%, 10/15/19	730
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,480
920	7.600%, 09/15/39	920
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	343
1,150	4.875%, 07/08/14	1,202
232	4.875%, 03/06/42 (e)	235
400	6.000%, 07/08/19	483
325	8.750%, 06/15/30	469
	France Telecom S.A., (France),
560	2.750%, 09/14/16	582
1,305	8.500%, 03/01/31	1,867
2,100	GTE Corp., 6.840%, 04/15/18	2,548
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,839
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	266
741	Qwest Corp., 6.750%, 12/01/21	851
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	1,042
1,621	5.250%, 11/15/13	1,649
765	6.999%, 06/04/18	888
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	253
316	5.462%, 02/16/21	341
515	5.877%, 07/15/19	575
300	6.421%, 06/20/16	335
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	745
443	5.550%, 02/15/16	495
100	5.850%, 09/15/35	113
175	6.400%, 02/15/38	211
1,250	7.350%, 04/01/39	1,679
1,475	7.750%, 12/01/30	1,987
500	Verizon New England, Inc., 7.875%, 11/15/29	639
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	817
1,444	8.350%, 12/15/30	1,894

		37,227

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	657
592	3.125%, 07/16/22	567
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	515
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	502
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	346
1,200	1.625%, 03/20/17	1,202
1,145	5.000%, 09/15/15	1,252

		5,041

	Total Telecommunication Services	42,268

	Utilities — 1.7%
	Electric Utilities — 1.2%
229	Alabama Power Co., 6.125%, 05/15/38	287
286	American Electric Power Co., Inc., 1.650%, 12/15/17	284
	Arizona Public Service Co.,
296	4.500%, 04/01/42	302

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
467	5.050%, 09/01/41	519
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	375
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,237
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	909
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	219
224	DTE Electric Co., 2.650%, 06/15/22	222
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	127
660	5.100%, 04/15/18	768
100	6.000%, 01/15/38	124
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	343
240	6.400%, 06/15/38	309
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,679
	Duke Energy Progress, Inc.,
525	2.800%, 05/15/22	526
273	4.100%, 05/15/42	263
125	4.100%, 03/15/43	120
888	5.125%, 09/15/13	900
310	5.300%, 01/15/19	368
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,028
	Florida Power & Light Co.,
420	5.950%, 10/01/33	530
335	5.950%, 02/01/38	423
	Georgia Power Co.,
210	5.950%, 02/01/39	255
225	6.000%, 11/01/13	230
229	Great Plains Energy, Inc., 4.850%, 06/01/21	250
	Hydro-Quebec, (Canada),
350	8.050%, 07/07/24	499
1,000	8.400%, 01/15/22	1,402
100	Indiana Michigan Power Co., 7.000%, 03/15/19	124
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	124
774	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	844
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	399
1,400	5.300%, 10/01/41	1,509
25	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	25
105	MidAmerican Energy Co., 5.300%, 03/15/18	123
	Nevada Power Co.,
55	5.375%, 09/15/40	64
305	5.450%, 05/15/41	359
720	6.500%, 08/01/18	887
100	6.650%, 04/01/36	131
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
255	5.350%, 06/15/13	256
725	6.000%, 03/01/19	856
280	7.875%, 12/15/15	327
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	341
	Nisource Finance Corp.,
370	3.850%, 02/15/23	377
360	4.450%, 12/01/21	387
1,256	5.800%, 02/01/42	1,390
510	Northern States Power Co., 6.250%, 06/01/36	666
	Ohio Power Co.,
320	5.750%, 09/01/13	324
310	6.050%, 05/01/18	368
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,036
110	7.000%, 09/01/22	142
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	526
71	3.250%, 09/15/21	73
217	4.450%, 04/15/42	218

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
390	4.500%, 12/15/41	397
780	5.625%, 11/30/17	919
100	6.050%, 03/01/34	124
160	8.250%, 10/15/18	211
	PacifiCorp,
180	5.500%, 01/15/19	215
150	5.650%, 07/15/18	179
	Peco Energy Co.,
350	2.375%, 09/15/22	338
175	5.350%, 03/01/18	206
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,425
	Progress Energy, Inc.,
673	3.150%, 04/01/22	672
300	6.050%, 03/15/14	312
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	239
90	3.200%, 11/15/20	95
125	5.800%, 08/01/18	151
2,490	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,163
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	240
277	5.375%, 11/01/39	332
2,000	6.330%, 11/01/13	2,047
	Southern California Edison Co.,
175	4.150%, 09/15/14	183
765	5.500%, 08/15/18	916
391	5.750%, 03/15/14	407
200	5.950%, 02/01/38	252
1,185	6.050%, 03/15/39	1,509
	Southern Co. (The),
363	1.950%, 09/01/16	373
270	4.150%, 05/15/14	279
570	Southwestern Public Service Co., 8.750%, 12/01/18	749
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	307
	Virginia Electric and Power Co.,
1,395	5.400%, 04/30/18	1,645
625	5.950%, 09/15/17	743
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	470
265	6.250%, 12/01/15	300
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	161
92	4.800%, 09/15/41	98
200	6.500%, 07/01/36	261

		46,511

	Gas Utilities — 0.2%
	AGL Capital Corp.,
563	3.500%, 09/15/21	593
208	4.400%, 06/01/43	204
1,445	5.875%, 03/15/41	1,724
1,243	6.375%, 07/15/16	1,434
	Atmos Energy Corp.,
828	4.150%, 01/15/43	800
285	8.500%, 03/15/19	379
308	Boston Gas Co., 4.487%, 02/15/42 (e)	315
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	396
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	537

		6,382

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,065
235	5.750%, 10/01/41	254
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,585
772	PSEG Power LLC, 5.125%, 04/15/20	865

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
202	Southern Power Co., 5.150%, 09/15/41	219

		3,988

	Multi-Utilities — 0.2%
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	735
	Consumers Energy Co.,
216	2.850%, 05/15/22	218
130	5.650%, 04/15/20	157
235	Delmarva Power & Light Co., 4.000%, 06/01/42	229
	Dominion Resources, Inc.,
920	5.250%, 08/01/33	1,031
300	7.000%, 06/15/38	410
600	8.875%, 01/15/19	805
375	PG&E Corp., 5.750%, 04/01/14	391
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	373
275	6.000%, 06/01/26	352
	Sempra Energy,
350	2.875%, 10/01/22	342
1,145	6.150%, 06/15/18	1,376
180	6.500%, 06/01/16	208
860	8.900%, 11/15/13	891
435	9.800%, 02/15/19	602

		8,120

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,291

	Total Utilities	66,292

	Total Corporate Bonds (Cost $664,816)	715,388

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
1,973	Zero Coupon, 08/15/17	1,884
20,000	Zero Coupon, 03/15/18	18,855
1,776	Zero Coupon, 02/15/22	1,434
1,500	Zero Coupon, 11/01/23	1,107
1,500	Zero Coupon, 11/01/24	1,045
1,000	5.500%, 09/18/33	1,261
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,361
700	2.700%, 06/16/15	731
2,220	2.950%, 02/05/15	2,312
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	523
5,000	Tunisia Government AID Bonds, (Tunisia), 1.686%, 07/16/19	4,976
	United Mexican States, (Mexico),
120	4.750%, 03/08/44	118
856	6.625%, 03/03/15	931
3,338	7.500%, 04/08/33	4,590

	Total Foreign Government Securities
	(Cost $39,463)	41,128

Loan Assignments — 0.2%
	Invitation Homes,
1,565	VAR, 0.500%, 03/15/15 (i)	1,558
5,435	VAR, 3.750%, 03/15/15	5,407

	Total Loan Assignments
	(Cost $7,000)	6,965

Mortgage Pass-Through Securities — 14.7%
	Federal Home Loan Mortgage Corp.,
41	ARM, 2.088%, 07/01/19	44
506	ARM, 2.240%, 10/01/36	540
41	ARM, 2.328%, 04/01/30	44
613	ARM, 2.355%, 12/01/33	651
1,135	ARM, 2.456%, 03/01/37	1,219
158	ARM, 2.543%, 05/01/36	169
1,160	ARM, 2.559%, 04/01/34	1,230
527	ARM, 2.693%, 12/01/34	560
545	ARM, 2.703%, 11/01/36	582
333	ARM, 2.707%, 02/01/36	355
140	ARM, 2.714%, 10/01/36	150
383	ARM, 2.723%, 12/01/36	411
274	ARM, 2.755%, 02/01/37	293

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
716		ARM, 3.227%, 10/01/36	765
805		ARM, 4.881%, 02/01/36	868
847		ARM, 5.018%, 01/01/35	914
548		ARM, 5.050%, 07/01/36	593
746		ARM, 6.117%, 11/01/36	793
3,071		Federal Home Loan Mortgage Corp. Gold
		Pools, ARM, 3.995%, 07/01/40	3,273
		Federal Home Loan Mortgage Corp. Gold
		Pools, 15 Year, Single Family,
846		4.000%, 08/01/18 - 05/01/19	892
154		4.500%, 08/01/18	162
456		5.000%, 12/01/18	483
3,709		5.500%, 06/01/17 - 01/01/24	4,005
65		6.000%, 04/01/18	70
584		6.500%, 08/01/16 - 02/01/19	620
18		7.000%, 04/01/17	19
–	(h)	7.500%, 10/01/14	—	(h)
2		8.500%, 11/01/15	3
		Federal Home Loan Mortgage Corp. Gold
		Pools, 20 Year, Single Family,
3,166		3.500%, 01/01/32 - 03/01/32	3,304
139		6.000%, 12/01/22	151
416		6.500%, 11/01/22	462
		Federal Home Loan Mortgage Corp. Gold
		Pools, 30 Year, Single Family,
4,992		3.500%, 04/01/43	5,166
1,777		4.000%, 09/01/35	1,874
6,758		4.500%, 05/01/41	7,172
6,582		5.000%, 09/01/34 - 08/01/40	7,166
2,616		5.500%, 10/01/33 - 07/01/35	2,826
448		6.000%, 12/01/33 - 01/01/34	496
2,846		6.500%, 11/01/34 - 11/01/36	3,242
784		7.000%, 07/01/32 - 10/01/36	902
899		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,052
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
22,662		3.500%, 10/01/32 - 06/01/42	23,891
9,320		4.000%, 01/01/32 - 06/01/42	10,019
493		5.500%, 10/01/33 - 01/01/34	529
1,052		6.000%, 02/01/33	1,143
105		7.000%, 07/01/29	119
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		12.000%, 08/01/15 - 07/01/19	3
		Federal National Mortgage Association,
171		ARM, 1.813%, 09/01/34	179
14		ARM, 1.904%, 03/01/19	14
1,059		ARM, 1.909%, 01/01/33	1,111
1,912		ARM, 2.023%, 01/01/35	2,027
579		ARM, 2.034%, 11/01/34	611
1,604		ARM, 2.035%, 09/01/35	1,693
695		ARM, 2.065%, 07/01/36	740
875		ARM, 2.106%, 05/01/35	933
368		ARM, 2.152%, 01/01/36	389
295		ARM, 2.170%, 07/01/34	314
360		ARM, 2.217%, 04/01/34	378
753		ARM, 2.245%, 01/01/35	799
8		ARM, 2.261%, 01/01/19	8
359		ARM, 2.277%, 07/01/33 - 11/01/33	375
764		ARM, 2.294%, 08/01/34	813
900		ARM, 2.325%, 07/01/33	962
683		ARM, 2.345%, 05/01/34	731
2,086		ARM, 2.367%, 04/01/35	2,222
529		ARM, 2.378%, 04/01/35	563
74		ARM, 2.387%, 04/01/34	79
222		ARM, 2.397%, 05/01/35	233
262		ARM, 2.465%, 02/01/35	278
1,045		ARM, 2.514%, 11/01/34	1,106
1,180		ARM, 2.521%, 06/01/35	1,252
386		ARM, 2.528%, 10/01/34	411
318		ARM, 2.567%, 06/01/36	341

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
232	ARM, 2.622%, 01/01/34	246
882	ARM, 2.625%, 10/01/34	940
651	ARM, 2.666%, 10/01/34	694
219	ARM, 2.669%, 09/01/35	234
336	ARM, 2.697%, 01/01/38	358
337	ARM, 2.749%, 09/01/34	360
366	ARM, 2.765%, 08/01/34	392
87	ARM, 2.853%, 09/01/27	92
601	ARM, 2.935%, 09/01/33	642
698	ARM, 3.192%, 10/01/36	746
200	ARM, 3.208%, 02/01/34	213
141	ARM, 3.242%, 01/01/36	150
74	ARM, 3.797%, 03/01/29	79
989	ARM, 4.914%, 07/01/33	1,059
541	ARM, 5.409%, 01/01/23	594
	Federal National Mortgage Association, 15 Year, Single Family,
1,018	3.500%, 09/01/18 - 07/01/19	1,073
2,794	4.000%, 07/01/18 - 11/01/18	2,974
4,977	4.500%, 06/01/18 - 12/01/19	5,355
1,203	5.000%, 12/01/16 - 08/01/24	1,292
1,190	5.500%, 03/01/20 - 07/01/20	1,271
6,716	6.000%, 06/01/16 - 01/01/24	7,340
271	6.500%, 03/01/17 - 08/01/20	294
266	7.000%, 03/01/17 - 09/01/17	284
8	7.500%, 03/01/17	8
3	8.000%, 11/01/15	3
	Federal National Mortgage Association, 20 Year, Single Family,
1,818	3.500%, 08/01/32	1,896
179	4.500%, 04/01/24	195
1,495	6.500%, 05/01/22 - 04/01/25	1,663
	Federal National Mortgage Association, 30 Year, FHA/VA,
104	6.000%, 09/01/33	116
1,607	6.500%, 03/01/29 - 08/01/39	1,820
46	7.000%, 02/01/33	55
54	8.000%, 06/01/28	63
32	9.000%, 05/01/18 - 12/01/25	34
	Federal National Mortgage Association, 30
	Year, Single Family,
581	4.500%, 11/01/33 - 02/01/35	622
1,696	5.000%, 07/01/33 - 09/01/35	1,860
3,315	5.500%, 09/01/31 - 02/01/38	3,656
3,460	6.000%, 12/01/28 - 09/01/37	3,841
1,518	6.500%, 11/01/29 - 08/01/31	1,754
1,509	7.000%, 01/01/24 - 01/01/39	1,757
738	7.500%, 08/01/36 - 11/01/37	882
748	8.000%, 03/01/27 - 11/01/28	901
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	17
3	12.500%, 01/01/16	3
	Federal National Mortgage Association, Other,
1,490	VAR, 0.564%, 01/01/23	1,495
5,979	VAR, 0.594%, 10/01/22 - 01/01/23	5,993
1,472	VAR, 0.944%, 01/01/19	1,479
977	VAR, 1.004%, 03/01/22	991
2,442	VAR, 6.070%, 11/01/18	2,647
32,500	06/01/20 - 06/01/63	35,327
2,000	1.690%, 12/01/19	1,980
3,450	1.730%, 05/01/20	3,376
2,000	1.940%, 07/01/19	2,024
1,500	2.000%, 12/01/20	1,472
12,000	2.010%, 06/01/20	11,865
4,569	2.030%, 08/01/19	4,632
2,000	2.140%, 04/01/19	2,058
1,490	2.150%, 04/01/19	1,522
2,977	2.190%, 12/01/22	2,903
4,064	2.210%, 12/01/22	3,967

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
5,500	2.340%, 12/01/22	5,412
2,000	2.350%, 05/01/23	1,960
3,375	2.370%, 11/01/22	3,337
3,000	2.380%, 12/01/22	2,965
5,360	2.390%, 12/01/22	5,300
3,500	2.400%, 12/01/22	3,463
4,000	2.450%, 11/01/22	3,937
2,984	2.460%, 02/01/23	2,965
5,758	2.490%, 10/01/17	6,034
7,000	2.520%, 10/01/22 - 05/01/23	6,882
3,000	2.670%, 07/01/22	3,008
6,930	2.690%, 10/01/17	7,299
3,432	2.700%, 04/01/23	3,440
3,286	2.750%, 03/01/22	3,392
1,476	2.940%, 05/01/22	1,527
3,831	2.970%, 11/01/18	4,066
7,479	3.000%, 02/01/22 - 01/01/43	7,639
7,149	3.070%, 01/01/22	7,476
3,870	3.120%, 01/01/22 - 05/01/22	4,056
1,502	3.150%, 12/01/21	1,582
2,790	3.160%, 02/01/22	2,932
3,953	3.200%, 02/01/22	4,156
9,919	3.230%, 11/01/20	10,535
2,251	3.260%, 01/01/22	2,381
2,000	3.290%, 10/01/20	2,132
2,000	3.350%, 11/01/20	2,137
965	3.375%, 11/01/20	1,036
2,000	3.390%, 08/01/17	2,152
1,473	3.430%, 09/01/20	1,582
37,613	3.500%, 12/01/32 - 06/01/43	38,991
7,565	3.505%, 09/01/20	8,162
1,962	3.520%, 01/01/18	2,129
4,922	3.540%, 10/01/20	5,307
2,893	3.600%, 09/01/20	3,134
986	3.640%, 01/01/25	1,042
2,967	3.680%, 09/01/20	3,229
4,591	3.729%, 07/01/22	5,021
1,919	3.740%, 07/01/20	2,097
3,000	3.770%, 09/01/21	3,286
2,927	3.780%, 09/01/21	3,200
6,821	3.790%, 09/01/21	7,463
4,774	3.820%, 06/01/17	5,182
1,540	3.870%, 01/01/21	1,694
5,000	3.890%, 09/01/21	5,507
3,978	3.930%, 07/01/20 - 01/01/21	4,395
7,956	3.950%, 07/01/20 - 07/01/21	8,796
4,750	3.980%, 11/01/16	4,942
7,331	4.000%, 10/01/32 - 07/01/42	7,813
1,685	4.120%, 04/01/20	1,878
5,906	4.130%, 11/01/19 - 08/01/21	6,586
1,904	4.240%, 11/01/19	2,147
4,380	4.250%, 04/01/21	4,927
2,000	4.260%, 07/01/21	2,252
2,096	4.290%, 06/01/20	2,359
2,441	4.300%, 08/01/20 - 04/01/21	2,751
1,457	4.301%, 01/01/21	1,638
1,465	4.317%, 07/01/21	1,661
2,144	4.330%, 04/01/21	2,421
5,000	4.340%, 06/01/21	5,653
1,481	4.350%, 04/01/20	1,672
943	4.355%, 03/01/20	1,062
2,937	4.369%, 02/01/20 - 04/01/20	3,326
1,456	4.380%, 01/01/21	1,647
2,000	4.390%, 05/01/21	2,267
2,000	4.400%, 02/01/20	2,262
2,921	4.480%, 02/01/21	3,319

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
6,743	4.530%, 12/01/19	7,772
4,307	4.540%, 01/01/20	4,900
3,900	4.640%, 01/01/21	4,463
605	5.500%, 03/01/17 - 09/01/33	648
2,143	6.000%, 09/01/37 - 06/01/39	2,266
595	6.500%, 01/01/36 - 07/01/36	660
85	7.000%, 10/01/46	94
79	10.890%, 04/15/19	87
	Government National Mortgage Association II, 30 Year, Single Family,
396	4.500%, 08/20/33	431
5,263	6.000%, 09/20/38	5,715
74	7.500%, 02/20/28 - 09/20/28	91
117	8.000%, 12/20/25 - 09/20/28	143
34	8.500%, 05/20/25	40
	Government National Mortgage Association II, Other,
381	4.433%, 05/20/63	435
2,989	4.462%, 05/20/63	3,372
	Government National Mortgage Association, 15 Year, Single Family,
78	6.500%, 06/15/17	83
75	8.000%, 01/15/16	79
	Government National Mortgage Association, 30 Year, Single Family,
366	6.500%, 03/15/28 - 04/15/33	414
248	7.000%, 02/15/33 - 06/15/33	292
86	7.500%, 11/15/22 - 11/15/31	95
19	8.000%, 09/15/22 - 08/15/28	20
4	9.000%, 12/15/16	4
887	9.500%, 10/15/24	1,014

	Total Mortgage Pass-Through Securities (Cost $543,655)	558,466

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	561
350	State of California, Build America Bonds, GO, 7.300%, 10/01/39	487

		1,048

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	161

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	435
1,825	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	2,192
2,500	Port Authority of New York & New Jersey, Taxable Consolidated 174, Rev., 4.458%, 10/01/62	2,463

		5,090

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,740
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,593

		3,333

	Total Municipal Bonds (Cost $8,739)	9,632

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	4,004
641	Corp. Andina de Fomento, 3.750%, 01/15/16	680

	Total Supranational (Cost $4,616)	4,684

U.S. Government Agency Securities — 2.1%
646	Federal Farm Credit Banks, 5.125%, 11/15/18	771
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	1,977
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,724
1,000	5.000%, 05/11/17	1,158
	Financing Corp. Fico,
3,500	Zero Coupon, 05/11/18	3,310
2,000	Zero Coupon, 04/05/19	1,798
1,240	Zero Coupon, 09/26/19	1,103

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,882
5,000	Zero Coupon, 04/01/16	4,804
13,319	Zero Coupon, 10/01/19	11,503
	Residual Funding Corp. STRIPS,
4,000	Zero Coupon, 10/15/19	3,586
30,450	Zero Coupon, 07/15/20	26,642
4,930	Zero Coupon, 10/15/20	4,270
	Tennessee Valley Authority,
304	4.625%, 09/15/60	322
3,500	5.250%, 09/15/39	4,243
765	5.880%, 04/01/36	996
	Tennessee Valley Authority STRIPS,
2,000	Zero Coupon, 05/01/19	1,783
5,000	Zero Coupon, 11/01/25	3,254
800	Zero Coupon, 06/15/35	324

	Total U.S. Government Agency Securities (Cost $80,388)	81,450

U.S. Treasury Obligations — 24.6%
	U.S. Treasury Bonds,
7,575	4.500%, 02/15/36	9,337
700	4.500%, 05/15/38	864
300	4.500%, 08/15/39	371
1,500	4.750%, 02/15/37	1,915
2,500	5.000%, 05/15/37	3,301
1,250	5.375%, 02/15/31	1,683
750	6.125%, 11/15/27	1,063
300	6.125%, 08/15/29	431
2,296	6.250%, 08/15/23	3,169
900	6.250%, 05/15/30	1,318
400	6.625%, 02/15/27	588
4,690	7.500%, 11/15/16	5,785
1,881	7.875%, 02/15/21	2,731
864	8.125%, 05/15/21	1,279
2,225	8.500%, 02/15/20	3,236
1,500	8.750%, 05/15/20	2,223
6,675	8.750%, 08/15/20	9,972
22,765	8.875%, 08/15/17	30,349
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	425
799	3.625%, 04/15/28 (m)	1,687
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,105
1,000	1.125%, 01/15/21	1,191
1,000	1.250%, 04/15/14	1,116
630	1.375%, 07/15/18	763
2,000	2.000%, 01/15/14	2,555
	U.S. Treasury Notes,
1,500	0.250%, 10/31/13	1,501
3,560	0.875%, 01/31/18	3,542
4,510	1.000%, 11/30/19	4,391
11,635	1.375%, 11/30/18	11,761
4,900	1.500%, 08/31/18	4,998
1,000	1.750%, 01/31/14	1,011
31,000	1.750%, 10/31/18 (m)	31,981
1,000	1.875%, 02/28/14	1,013
2,000	1.875%, 04/30/14	2,031
10,000	2.000%, 02/15/22	10,049
12,245	2.125%, 12/31/15	12,780
21,972	2.625%, 12/31/14	22,795
1,000	2.625%, 02/29/16	1,059
4,575	2.625%, 04/30/16	4,854
9,300	2.625%, 01/31/18	10,006
700	2.625%, 08/15/20	749
2,300	2.625%, 11/15/20	2,457
500	2.750%, 10/31/13	505
19,485	2.750%, 05/31/17	20,995
7,500	2.750%, 12/31/17	8,108

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
8,000	3.125%, 10/31/16	8,672
6,015	3.125%, 04/30/17	6,562
11,638	3.125%, 05/15/19	12,881
8,900	3.125%, 05/15/21	9,802
15,700	3.250%, 12/31/16	17,128
12,300	3.250%, 03/31/17	13,465
2,000	3.375%, 07/31/13	2,011
2,600	3.500%, 02/15/18	2,904
1,000	3.500%, 05/15/20	1,132
9,500	3.625%, 02/15/21	10,826
10,000	4.000%, 02/15/15	10,630
2,000	4.250%, 08/15/13	2,017
3,725	4.500%, 11/15/15	4,096
10,375	4.750%, 08/15/17	12,054
	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,385
7,665	08/15/14 (m)	7,645
23,533	11/15/14 (m)	23,444
17,230	02/15/15 (m)	17,138
19,180	02/15/15	19,083
3,926	05/15/15	3,901
2,049	08/15/15	2,033
28,397	11/15/15	28,101
5,445	11/15/15	5,389
51,751	02/15/16	51,074
1,000	05/15/16	984
14,070	05/15/16	13,846
5,681	08/15/16	5,571
15,857	11/15/16	15,489
20,629	02/15/17	20,057
21,411	08/15/17	20,637
20,589	11/15/17	19,751
2,000	02/15/18	1,908
8,400	05/15/18	7,967
16,241	08/15/18	15,318
6,982	02/15/19	6,498
10,595	05/15/19	9,790
22,360	08/15/19	20,513
2,435	02/15/20	2,197
67,929	05/15/20 (m)	60,753
250	05/15/20	224
37,935	08/15/20 (m)	33,644
655	11/15/20	576
345	02/15/21	300
17,000	05/15/21	14,657
4,300	08/15/21	3,672
8,025	11/15/21	6,782
6,778	02/15/22	5,674
5,487	02/15/23	4,409
1,000	05/15/23	795
200	05/15/24	152
600	08/15/24	452
1,400	11/15/24	1,042
1,000	02/15/26	704
1,500	05/15/26	1,044
1,592	08/15/26	1,095
28,150	11/15/26	19,133
28,300	02/15/27	19,018
3,550	05/15/27	2,360
5,675	08/15/27	3,726
800	11/15/27	520
8,860	02/15/28	5,690
5,600	05/15/28	3,556
3,000	08/15/28	1,886
2,500	11/15/28	1,554
925	02/15/29	569

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
1,600	08/15/29	963
1,650	11/15/29	984
21,300	02/15/30	12,562
2,000	05/15/30	1,167
8,200	08/15/30	4,736
7,425	11/15/30	4,243
800	02/15/31	452
3,000	05/15/31	1,678
1,500	08/15/31	830
3,000	11/15/31	1,643
1,550	02/15/32	840
1,000	05/15/32	538
350	08/15/32	186
6,140	11/15/32	3,236
11,150	05/15/33	5,758
3,050	08/15/33	1,559
4,500	11/15/33	2,276
4,000	02/15/34	2,003
2,800	05/15/34	1,390
1,650	08/15/34	811
2,850	02/15/35	1,372
800	05/15/35	382
100	08/15/35	47

	Total U.S. Treasury Obligations (Cost $870,155)	935,585

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
111,276	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.039% (b) (l) (Cost $111,276)	111,276

	Total Investments — 101.2% (Cost $3,628,659)	3,848,690

	Liabilities in Excess of Other Assets — (1.2)%	(44,994)

	NET ASSETS — 100.0%	$3,803,696

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	—	Security matures in 2111.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,329
Aggregate gross unrealized depreciation	(20,298)

Net unrealized appreciation/depreciation	$220,031

Federal income tax cost of investments	$3,628,659

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2	Level 3
		Other significant observable inputs	Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$125,299	$67,147		$192,446
Collateralized Mortgage Obligations
Agency CMO	—	646,913	15,905		662,818
Non-Agency CMO	—	298,952	73,305		372,257

Total Collateralized Mortgage Obligations	—	945,865	89,210		1,035,075

Commercial Mortgage-Backed
Securities	—	133,101	23,494		156,595
Corporate Bonds
Consumer Discretionary	—	53,563	—		53,563
Consumer Staples	—	36,082	—		36,082
Energy	—	61,720	—		61,720
Financials	—	332,768	—		332,768
Health Care	—	21,149	—		21,149
Industrials	—	39,423	3,102		42,525
Information Technology	—	41,448	—		41,448
Materials	—	17,573	—		17,573
Telecommunication Services	—	42,268	—		42,268
Utilities	—	66,292	—		66,292

Total Corporate Bonds	—	712,286	3,102		715,388

Foreign Government Securities	—	41,128	—		41,128
Mortgage Pass-Through Securities	—	530,315	28,151		558,466
Municipal Bonds	—	9,632	—		9,632
Supranational	—	4,684	—		4,684
U.S. Government Agency
Securities	—	81,450	—		81,450
U.S. Treasury Obligations	—	935,585	—		935,585
Loan Assignment
Financials	—	5,407	1,558		6,965

Total Loan Assignment	—	5,407	1,558		6,965

Short-Term Investment
Investment Company	111,276	—	—		111,276

Total Investments in Securities	$111,276	$3,524,752	$212,662	*	$3,848,690

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $212,662,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Core Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$60,762	$(209)	$263	$25	$10,251	$(9,368)	$15,746	$(10,323)	$67,147
Collateralized Mortgage Obligations
Agency CMO	27,817	—	(670)	—	967	(933)	5,393	(16,669)	15,905
Non-Agency CMO	48,208	(1)	(596)	(59)	10,306	(5,595)	32,444	(11,402)	73,305
Commercial Mortgage-Backed Securities	30,371	—	(107)	(8)	—	(3,073)	—	(3,689)	23,494
Corporate Bonds
Industrials	3,316	—	37	(1)	441	(63)	—	(628)	3,102
Telecommunication Services	1,884	—	—	—	—	—	—	(1,884)	—
Loan Assignment — Financials	—	—	(7)	—	1,565	—	—	—	1,558
Mortgage Pass-Through Securities	11,987	—	(436)	— (a)	28,588	—	—	(11,988)	28,151

Total	$184,345	$(210)	$(1,516)	$(43)	$52,118	$(19,032)	$53,583	$(56,583)	$212,662

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(1,516,000).

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
Consumer Discretionary — 11.7%
		Auto Components — 0.4%
3		BorgWarner, Inc. (a)	214
7		Delphi Automotive plc, (United Kingdom)	327
6		Goodyear Tire & Rubber Co. (The) (a)	85
16		Johnson Controls, Inc.	584

			1,210

		Automobiles — 0.5%
90		Ford Motor Co.	1,405
5		Harley-Davidson, Inc.	282

			1,687

		Distributors — 0.1%
4		Genuine Parts Co.	275

		Diversified Consumer Services — 0.1%
2		Apollo Group, Inc., Class A (a)	46
6		H&R Block, Inc.	181

			227

		Hotels, Restaurants & Leisure — 1.7%
10		Carnival Corp.	336
1		Chipotle Mexican Grill, Inc. (a)	256
3		Darden Restaurants, Inc.	153
6		International Game Technology	108
6		Marriott International, Inc., Class A	234
23		McDonald’s Corp.	2,213
17		Starbucks Corp.	1,080
4		Starwood Hotels & Resorts Worldwide, Inc.	302
3		Wyndham Worldwide Corp.	181
2		Wynn Resorts Ltd.	248
10		Yum! Brands, Inc.	698

			5,809

		Household Durables — 0.4%
6		D.R. Horton, Inc.	156
3		Garmin Ltd., (Switzerland)	88
2		Harman International Industries, Inc.	82
3		Leggett & Platt, Inc.	104
4		Lennar Corp., Class A	148
7		Newell Rubbermaid, Inc.	177
8		PulteGroup, Inc. (a)	168
2		Whirlpool Corp.	229

			1,152

		Internet & Catalog Retail — 1.1%
8		Amazon.com, Inc. (a)	2,235
2		Expedia, Inc.	123
1		Netflix, Inc. (a)	289
1		priceline.com, Inc. (a)	916
3		TripAdvisor, Inc. (a)	162

			3,725

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	117
8		Mattel, Inc.	352

			469

		Media — 3.5%
5		Cablevision Systems Corp., Class A	74
13		CBS Corp. (Non-Voting), Class B	662
60		Comcast Corp., Class A	2,421
13		DIRECTV (a)	800
6		Discovery Communications, Inc., Class A (a)	442
5		Gannett Co., Inc.	113
9		Interpublic Group of Cos., Inc. (The)	134
46		News Corp., Class A	1,467
6		Omnicom Group, Inc.	371
2		Scripps Networks Interactive, Inc., Class A	132
7		Time Warner Cable, Inc.	645
21		Time Warner, Inc.	1,247
10		Viacom, Inc., Class B	686
41		Walt Disney Co. (The)	2,602
–	(h)	Washington Post Co. (The), Class B	49

			11,845

		Multiline Retail — 0.8%
7		Dollar General Corp. (a)	365
5		Dollar Tree, Inc. (a)	249
2		Family Dollar Stores, Inc.	134
3		J.C. Penney Co., Inc. (a)	57
5		Kohl’s Corp.	249
9		Macy’s, Inc.	437
3		Nordstrom, Inc.	201
15		Target Corp.	1,034

			2,726

		Specialty Retail — 2.3%
2		Abercrombie & Fitch Co., Class A	91
1		AutoNation, Inc. (a)	41
1		AutoZone, Inc. (a)	339
5		Bed Bath & Beyond, Inc. (a)	353
6		Best Buy Co., Inc.	167
5		CarMax, Inc. (a)	244
3		GameStop Corp., Class A	92

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
7	Gap, Inc. (The)	275
34	Home Depot, Inc. (The)	2,687
5	L Brands, Inc.	273
25	Lowe’s Cos., Inc.	1,068
3	O’Reilly Automotive, Inc. (a)	277
2	PetSmart, Inc.	166
5	Ross Stores, Inc.	327
15	Staples, Inc.	231
3	Tiffany & Co.	212
17	TJX Cos., Inc.	843
3	Urban Outfitters, Inc. (a)	105

		7,791

	Textiles, Apparel & Luxury Goods — 0.7%
6	Coach, Inc.	374
1	Fossil, Inc. (a)	130
17	NIKE, Inc., Class B	1,022
2	PVH Corp.	206
1	Ralph Lauren Corp.	243
2	V.F. Corp.	370

		2,345

	Total Consumer Discretionary	39,261

Consumer Staples — 10.5%
	Beverages — 2.3%
4	Beam, Inc.	237
3	Brown-Forman Corp., Class B	238
88	Coca-Cola Co. (The)	3,502
6	Coca-Cola Enterprises, Inc.	223
3	Constellation Brands, Inc., Class A (a)	185
5	Dr. Pepper Snapple Group, Inc.	214
4	Molson Coors Brewing Co., Class B	176
3	Monster Beverage Corp. (a)	180
35	PepsiCo, Inc.	2,847

		7,802

	Food & Staples Retailing — 2.4%
10	Costco Wholesale Corp.	1,092
28	CVS Caremark Corp.	1,620
12	Kroger Co. (The)	399
5	Safeway, Inc.	126
13	Sysco Corp.	453
20	Walgreen Co.	938
38	Wal-Mart Stores, Inc.	2,860
8	Whole Foods Market, Inc.	408

		7,896

	Food Products — 1.8%
15	Archer-Daniels-Midland Co.	485
4	Campbell Soup Co.	175
9	ConAgra Foods, Inc.	319
15	General Mills, Inc.	696
7	H.J. Heinz Co.	530
3	Hershey Co. (The)	306
3	Hormel Foods Corp.	122
2	JM Smucker Co. (The)	248
6	Kellogg Co.	354
14	Kraft Foods Group, Inc.	746
3	McCormick & Co., Inc. (Non-Voting)	209
5	Mead Johnson Nutrition Co.	375
41	Mondelez International, Inc., Class A	1,197
6	Tyson Foods, Inc., Class A	162

		5,924

	Household Products — 2.1%
3	Clorox Co. (The)	248
20	Colgate-Palmolive Co.	1,162
9	Kimberly-Clark Corp.	858
62	Procter & Gamble Co. (The)	4,791

		7,059

	Personal Products — 0.2%
10	Avon Products, Inc.	233
5	Estee Lauder Cos., Inc. (The), Class A	371

		604

	Tobacco — 1.7%
46	Altria Group, Inc.	1,658
9	Lorillard, Inc.	368
38	Philip Morris International, Inc.	3,422
7	Reynolds American, Inc.	354

		5,802

	Total Consumer Staples	35,087

Energy — 10.5%
	Energy Equipment & Services — 1.8%
10	Baker Hughes, Inc.	459
6	Cameron International Corp. (a)	345
2	Diamond Offshore Drilling, Inc.	109
5	Ensco plc, (United Kingdom), Class A	320
5	FMC Technologies, Inc. (a)	302
21	Halliburton Co.	891
2	Helmerich & Payne, Inc.	150
7	Nabors Industries Ltd., (Bermuda)	107
10	National Oilwell Varco, Inc.	685
6	Noble Corp., (Switzerland)	224

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
3	Rowan Cos. plc, Class A (a)	94
30	Schlumberger Ltd.	2,216

		5,902

	Oil, Gas & Consumable Fuels — 8.7%
11	Anadarko Petroleum Corp.	1,000
9	Apache Corp.	735
5	Cabot Oil & Gas Corp.	338
12	Chesapeake Energy Corp.	260
44	Chevron Corp.	5,448
28	ConocoPhillips	1,711
5	CONSOL Energy, Inc.	181
9	Denbury Resources, Inc. (a)	157
9	Devon Energy Corp.	490
6	EOG Resources, Inc.	802
3	EQT Corp.	275
102	Exxon Mobil Corp.	9,261
7	Hess Corp.	458
14	Kinder Morgan, Inc.	548
16	Marathon Oil Corp.	556
8	Marathon Petroleum Corp.	625
4	Murphy Oil Corp.	262
3	Newfield Exploration Co. (a)	74
8	Noble Energy, Inc.	473
18	Occidental Petroleum Corp.	1,695
6	Peabody Energy Corp.	121
14	Phillips 66	945
3	Pioneer Natural Resources Co.	419
4	QEP Resources, Inc.	116
4	Range Resources Corp.	280
8	Southwestern Energy Co. (a)	302
15	Spectra Energy Corp.	467
3	Tesoro Corp.	194
13	Valero Energy Corp.	513
16	Williams Cos., Inc. (The)	548
5	WPX Energy, Inc. (a)	88

		29,342

	Total Energy	35,244

Financials — 16.6%
	Capital Markets — 2.2%
5	Ameriprise Financial, Inc.	379
27	Bank of New York Mellon Corp. (The)	799
3	BlackRock, Inc.	802
25	Charles Schwab Corp. (The)	499
6	E*TRADE Financial Corp. (a)	68
3	Franklin Resources, Inc.	489
10	Goldman Sachs Group, Inc. (The)	1,621
10	Invesco Ltd.	340
3	Legg Mason, Inc.	92
31	Morgan Stanley	812
5	Northern Trust Corp.	289
10	State Street Corp.	691
6	T. Rowe Price Group, Inc.	449

		7,330

	Commercial Banks — 2.8%
16	BB&T Corp.	526
4	Comerica, Inc.	169
20	Fifth Third Bancorp	364
6	First Horizon National Corp.	64
19	Huntington Bancshares, Inc.	149
21	KeyCorp	227
3	M&T Bank Corp.	291
12	PNC Financial Services Group, Inc.	865
32	Regions Financial Corp.	295
12	SunTrust Banks, Inc.	395
43	U.S. Bancorp	1,493
112	Wells Fargo & Co.	4,542
4	Zions Bancorp	118

		9,498

	Consumer Finance — 1.0%
22	American Express Co.	1,662
13	Capital One Financial Corp.	811
11	Discover Financial Services	537
10	SLM Corp.	246

		3,256

	Diversified Financial Services — 4.1%
247	Bank of America Corp.	3,377
69	Citigroup, Inc.	3,610
7	CME Group, Inc.	476
2	IntercontinentalExchange, Inc. (a)	284
87	JPMorgan Chase & Co. (q)	4,774
7	Leucadia National Corp.	210
6	McGraw Hill Financial, Inc.	350
4	Moody’s Corp.	294
3	NASDAQ OMX Group, Inc. (The)	85
6	NYSE Euronext	224

		13,684

	Insurance — 4.3%
8	ACE Ltd., (Switzerland)	695

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
11	Aflac, Inc.	595
11	Allstate Corp. (The)	526
34	American International Group, Inc. (a)	1,500
7	Aon plc, (United Kingdom)	453
2	Assurant, Inc.	90
42	Berkshire Hathaway, Inc., Class B (a)	4,754
6	Chubb Corp. (The)	519
3	Cincinnati Financial Corp.	159
11	Genworth Financial, Inc., Class A (a)	122
10	Hartford Financial Services Group, Inc.	306
6	Lincoln National Corp.	221
7	Loews Corp.	324
13	Marsh & McLennan Cos., Inc.	501
25	MetLife, Inc.	1,105
6	Principal Financial Group, Inc.	238
13	Progressive Corp. (The)	323
11	Prudential Financial, Inc.	733
2	Torchmark Corp.	138
9	Travelers Cos., Inc. (The)	723
6	Unum Group	176
7	XL Group plc, (Ireland)	212

		14,413

	Real Estate Investment Trusts (REITs) — 2.1%
9	American Tower Corp.	703
3	Apartment Investment & Management Co., Class A	101
3	AvalonBay Communities, Inc.	368
3	Boston Properties, Inc.	369
7	Equity Residential	414
10	HCP, Inc.	491
6	Health Care REIT, Inc.	437
17	Host Hotels & Resorts, Inc.	295
9	Kimco Realty Corp.	206
3	Macerich Co. (The)	204
4	Plum Creek Timber Co., Inc.	177
11	Prologis, Inc.	455
3	Public Storage	500
7	Simon Property Group, Inc.	1,193
7	Ventas, Inc.	476
4	Vornado Realty Trust	309
12	Weyerhaeuser Co.	371

		7,069

	Real Estate Management & Development — 0.0% (g)
7	CBRE Group, Inc., Class A (a)	161

	Thrifts & Mortgage Finance — 0.1%
11	Hudson City Bancorp, Inc.	92
8	People’s United Financial, Inc.	107

		199

	Total Financials	55,610

Health Care — 12.5%
	Biotechnology — 2.1%
4	Alexion Pharmaceuticals, Inc. (a)	435
17	Amgen, Inc.	1,719
5	Biogen Idec, Inc. (a)	1,283
10	Celgene Corp. (a)	1,183
35	Gilead Sciences, Inc. (a)	1,895
2	Regeneron Pharmaceuticals, Inc. (a)	423

		6,938

	Health Care Equipment & Supplies — 2.1%
36	Abbott Laboratories	1,316
12	Baxter International, Inc.	877
4	Becton, Dickinson & Co.	437
31	Boston Scientific Corp. (a)	287
2	C.R. Bard, Inc.	179
5	CareFusion Corp. (a)	187
11	Covidien plc, (Ireland)	686
3	DENTSPLY International, Inc.	136
3	Edwards Lifesciences Corp. (a)	173
1	Intuitive Surgical, Inc. (a)	456
23	Medtronic, Inc.	1,179
6	St. Jude Medical, Inc.	279
7	Stryker Corp.	439
2	Varian Medical Systems, Inc. (a)	167
4	Zimmer Holdings, Inc.	304

		7,102

	Health Care Providers & Services — 1.9%
9	Aetna, Inc.	524
5	AmerisourceBergen Corp.	284
8	Cardinal Health, Inc.	366
7	Cigna Corp.	444
2	DaVita HealthCare Partners, Inc. (a)	239
19	Express Scripts Holding Co. (a)	1,162
4	Humana, Inc.	292
2	Laboratory Corp. of America Holdings (a)	212
5	McKesson Corp.	617
2	Patterson Cos., Inc.	75
4	Quest Diagnostics, Inc.	223
2	Tenet Healthcare Corp. (a)	113
23	UnitedHealth Group, Inc.	1,467

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
7	WellPoint, Inc.	535

		6,553

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	329

	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	360
4	Life Technologies Corp. (a)	291
3	PerkinElmer, Inc.	81
8	Thermo Fisher Scientific, Inc.	722
2	Waters Corp. (a)	190

		1,644

	Pharmaceuticals — 5.8%
36	AbbVie, Inc.	1,542
3	Actavis, Inc. (a)	360
7	Allergan, Inc.	699
37	Bristol-Myers Squibb Co.	1,721
23	Eli Lilly & Co.	1,213
5	Forest Laboratories, Inc. (a)	213
4	Hospira, Inc. (a)	131
64	Johnson & Johnson	5,376
69	Merck & Co., Inc.	3,225
9	Mylan, Inc. (a)	275
2	Perrigo Co.	234
164	Pfizer, Inc.	4,473

		19,462

	Total Health Care	42,028

Industrials — 10.1%
	Aerospace & Defense — 2.4%
16	Boeing Co. (The)	1,540
8	General Dynamics Corp.	585
18	Honeywell International, Inc.	1,405
2	L-3 Communications Holdings, Inc.	175
6	Lockheed Martin Corp.	647
5	Northrop Grumman Corp.	446
3	Precision Castparts Corp.	716
7	Raytheon Co.	496
3	Rockwell Collins, Inc.	202
6	Textron, Inc.	167
19	United Technologies Corp.	1,829

		8,208

	Air Freight & Logistics — 0.7%
4	C.H. Robinson Worldwide, Inc.	209
5	Expeditors International of Washington, Inc.	184
7	FedEx Corp.	644
16	United Parcel Service, Inc., Class B	1,403

		2,440

	Airlines — 0.1%
17	Southwest Airlines Co.	236

	Building Products — 0.0% (g)
8	Masco Corp.	171

	Commercial Services & Supplies — 0.6%
5	ADT Corp. (The) (a)	215
2	Avery Dennison Corp.	99
2	Cintas Corp.	109
4	Iron Mountain, Inc.	137
5	Pitney Bowes, Inc.	68
7	Republic Services, Inc.	232
2	Stericycle, Inc. (a)	216
11	Tyco International Ltd., (Switzerland)	360
10	Waste Management, Inc.	419

		1,855

	Construction & Engineering — 0.2%
4	Fluor Corp.	235
3	Jacobs Engineering Group, Inc. (a)	170
5	Quanta Services, Inc. (a)	138

		543

	Electrical Equipment — 0.7%
11	Eaton Corp. plc, (Ireland)	711
16	Emerson Electric Co.	948
3	Rockwell Automation, Inc.	281
2	Roper Industries, Inc.	281

		2,221

	Industrial Conglomerates — 2.4%
15	3M Co.	1,599
13	Danaher Corp.	819
238	General Electric Co.	5,541

		7,959

	Machinery — 1.8%
15	Caterpillar, Inc.	1,284
4	Cummins, Inc.	483
9	Deere & Co.	775
4	Dover Corp.	312
1	Flowserve Corp.	185
9	Illinois Tool Works, Inc.	666

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
6	Ingersoll-Rand plc, (Ireland)	362
2	Joy Global, Inc.	131
8	PACCAR, Inc.	433
3	Pall Corp.	173
3	Parker Hannifin Corp.	340
5	Pentair Ltd., (Switzerland)	274
1	Snap-on, Inc.	121
4	Stanley Black & Decker, Inc.	290
4	Xylem, Inc.	120

		5,949

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	92
3	Equifax, Inc.	167
3	Robert Half International, Inc.	111

		370

	Road & Rail — 0.9%
23	CSX Corp.	588
3	Kansas City Southern	279
7	Norfolk Southern Corp.	550
1	Ryder System, Inc.	74
11	Union Pacific Corp.	1,658

		3,149

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	322
1	W.W. Grainger, Inc.	351

		673

	Total Industrials	33,774

Information Technology — 18.0%
	Communications Equipment — 1.9%
122	Cisco Systems, Inc.	2,934
2	F5 Networks, Inc. (a)	149
3	Harris Corp.	129
5	JDS Uniphase Corp. (a)	73
12	Juniper Networks, Inc. (a)	209
6	Motorola Solutions, Inc.	366
39	QUALCOMM, Inc.	2,492

		6,352

	Computers & Peripherals — 4.1%
21	Apple, Inc.	9,648
33	Dell, Inc.	446
48	EMC Corp. (a)	1,191
45	Hewlett-Packard Co.	1,090
8	NetApp, Inc. (a)	309
6	SanDisk Corp. (a)	326
7	Seagate Technology plc, (Ireland)	314
5	Western Digital Corp.	313

		13,637

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	284
34	Corning, Inc.	517
3	FLIR Systems, Inc.	81
4	Jabil Circuit, Inc.	84
3	Molex, Inc.	93
10	TE Connectivity Ltd., (Switzerland)	426

		1,485

	Internet Software & Services — 2.3%
4	Akamai Technologies, Inc. (a)	188
27	eBay, Inc. (a)	1,442
6	Google, Inc., Class A (a)	5,311
3	VeriSign, Inc. (a)	164
22	Yahoo!, Inc. (a)	582

		7,687

	IT Services — 3.7%
15	Accenture plc, (Ireland), Class A	1,209
11	Automatic Data Processing, Inc.	762
7	Cognizant Technology Solutions Corp., Class A (a)	446
4	Computer Sciences Corp.	157
7	Fidelity National Information Services, Inc.	301
3	Fiserv, Inc. (a)	266
24	International Business Machines Corp.	4,979
2	Mastercard, Inc., Class A	1,375
7	Paychex, Inc.	275
6	SAIC, Inc.	94
4	Teradata Corp. (a)	211
4	Total System Services, Inc.	86
12	Visa, Inc., Class A	2,099
13	Western Union Co. (The)	213

		12,473

	Office Electronics — 0.1%
28	Xerox Corp.	246

	Semiconductors & Semiconductor Equipment — 2.0%
14	Advanced Micro Devices, Inc. (a)	55
7	Altera Corp.	242
7	Analog Devices, Inc.	321

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
27	Applied Materials, Inc.	417
12	Broadcom Corp., Class A	429
1	First Solar, Inc. (a)	75
113	Intel Corp.	2,744
4	KLA-Tencor Corp.	214
4	Lam Research Corp. (a)	173
5	Linear Technology Corp.	199
13	LSI Corp. (a)	93
4	Microchip Technology, Inc.	163
23	Micron Technology, Inc. (a)	273
13	NVIDIA Corp.	190
4	Teradyne, Inc. (a)	78
25	Texas Instruments, Inc.	906
6	Xilinx, Inc.	243

		6,815

	Software — 3.5%
11	Adobe Systems, Inc. (a)	489
5	Autodesk, Inc. (a)	194
3	BMC Software, Inc. (a)	136
8	CA, Inc.	208
4	Citrix Systems, Inc. (a)	274
7	Electronic Arts, Inc. (a)	158
6	Intuit, Inc.	372
172	Microsoft Corp.	6,008
84	Oracle Corp.	2,848
4	Red Hat, Inc. (a)	213
12	Salesforce.com, Inc. (a)	521
16	Symantec Corp. (a)	352

		11,773

	Total Information Technology	60,468

Materials — 3.3%
	Chemicals — 2.4%
5	Air Products & Chemicals, Inc.	448
2	Airgas, Inc.	161
1	CF Industries Holdings, Inc.	259
28	Dow Chemical Co. (The)	948
21	E.I. du Pont de Nemours & Co.	1,191
4	Eastman Chemical Co.	252
6	Ecolab, Inc.	512
3	FMC Corp.	197
2	International Flavors & Fragrances, Inc.	150
9	LyondellBasell Industries N.V., (Netherlands), Class A	578
12	Monsanto Co.	1,232
6	Mosaic Co. (The)	385
3	PPG Industries, Inc.	501
7	Praxair, Inc.	774
2	Sherwin-Williams Co. (The)	370
3	Sigma-Aldrich Corp.	230

		8,188

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co.	159

	Containers & Packaging — 0.2%
3	Ball Corp.	147
2	Bemis Co., Inc.	92
4	MeadWestvaco Corp.	141
4	Owens-Illinois, Inc. (a)	103
4	Sealed Air Corp.	107

		590

	Metals & Mining — 0.6%
24	Alcoa, Inc.	208
2	Allegheny Technologies, Inc.	68
3	Cliffs Natural Resources, Inc.	62
24	Freeport-McMoRan Copper & Gold, Inc.	736
11	Newmont Mining Corp.	389
7	Nucor Corp.	323
3	United States Steel Corp.	58

		1,844

	Paper & Forest Products — 0.1%
10	International Paper Co.	465

	Total Materials	11,246

Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.4%
125	AT&T, Inc.	4,390
14	CenturyLink, Inc.	488
23	Frontier Communications Corp.	95
65	Verizon Communications, Inc.	3,166
13	Windstream Corp.	109

		8,248

	Wireless Telecommunication Services — 0.3%
7	Crown Castle International Corp. (a)	477
69	Sprint Nextel Corp. (a)	502

		979

	Total Telecommunication Services	9,227

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Utilities — 3.2%
	Electric Utilities — 1.8%
11	American Electric Power Co., Inc.	508
16	Duke Energy Corp.	1,078
7	Edison International	342
4	Entergy Corp.	280
20	Exelon Corp.	612
10	FirstEnergy Corp.	373
10	NextEra Energy, Inc.	732
7	Northeast Utilities	299
5	Pepco Holdings, Inc.	109
3	Pinnacle West Capital Corp.	142
13	PPL Corp.	396
20	Southern Co. (The)	872
11	Xcel Energy, Inc.	320

		6,063

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	114
5	ONEOK, Inc.	211

		325

	Independent Power Producers & Energy Traders — 0.1%
14	AES Corp. (The)	172
7	NRG Energy, Inc.	188

		360

	Multi-Utilities — 1.2%
6	Ameren Corp.	189
10	CenterPoint Energy, Inc.	226
6	CMS Energy Corp.	163
7	Consolidated Edison, Inc.	382
13	Dominion Resources, Inc.	745
4	DTE Energy Co.	263
2	Integrys Energy Group, Inc.	103
7	NiSource, Inc.	204
10	PG&E Corp.	450
12	Public Service Enterprise Group, Inc.	382
3	SCANA Corp.	153
5	Sempra Energy	420
5	TECO Energy, Inc.	82
5	Wisconsin Energy Corp.	214

		3,976

	Total Utilities	10,724

	Total Common Stocks (Cost $195,646)	332,669

Investment Company — 0.1%
3	SPDR S&P 500 ETF Trust (Cost $347)	457

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.6%
	U.S. Treasury Obligation — 0.1%
325	U.S. Treasury Bill, 0.058%, 06/20/13 (k) (n) (Cost $325)	325

SHARES
	Investment Company — 0.5%
1,707	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $1,707)	1,707

	Total Short-Term Investments (Cost $2,032)	2,032

	Total Investments — 99.8% (Cost $198,025)	335,158
	Other Assets in Excess of Liabilities — 0.2%	585

	NET ASSETS — 100.0%	$335,743

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini S&P 500	06/21/13	$2,036	$90

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,289
Aggregate gross unrealized depreciation	(3,156)

Net unrealized appreciation/depreciation	$137,133

Federal income tax cost of investments	$198,025

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$334,833	$325	$–	$335,158
Appreciation in Other Financial Instruments
Futures Contracts	$90	$–	$–	$90

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 3.7%
146	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.993%, 12/27/22 (e)	147
	Ally Auto Receivables Trust,
21	Series 2010-4, Class A3, 0.910%, 11/17/14	21
124	Series 2012-1, Class A3, 0.930%, 02/16/16	125
377	Series 2012-2, Class A3, 0.740%, 04/15/16	378
181	Series 2012-4, Class A2, 0.480%, 05/15/15	181
198	Series 2012-5, Class A2, 0.450%, 07/15/15	198
	American Credit Acceptance Receivables Trust,
57	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	58
177	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	178
64	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	64
	AmeriCredit Automobile Receivables Trust,
22	Series 2010-3, Class A3, 1.140%, 04/08/15	21
12	Series 2010-4, Class A3, 1.270%, 04/08/15	12
219	Series 2011-5, Class A3, 1.550%, 07/08/16	221
82	Series 2012-1, Class A2, 0.910%, 10/08/15	82
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
58	Series 2012-4, Class A2, 0.490%, 04/08/16	58
196	Series 2013-1, Class A2, 0.490%, 06/08/16	196
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
	Bank of America Auto Trust,
20	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	20
87	Series 2010-2, Class A4, 1.940%, 06/15/17	87
55	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	52
	BMW Vehicle Lease Trust,
146	Series 2013-1, Class A2, 0.400%, 01/20/15	146
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
124	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	124
247	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	247
19	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	19
165	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	172
	CNH Equipment Trust,
42	Series 2010-C, Class A3, 1.170%, 05/15/15	43
4	Series 2012-A, Class A2, 0.650%, 07/15/15	4
99	Series 2012-A, Class A3, 0.940%, 05/15/17	99
158	Series 2012-C, Class A2, 0.440%, 02/16/16	158
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	100
	CPS Auto Receivables Trust,
57	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	59
50	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	51
300	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	305
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	205
71	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	71
	First Investors Auto Owner Trust,
83	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	84
100	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	100
	Ford Credit Auto Owner Trust,
176	Series 2012-A, Class A3, 0.840%, 08/15/16	176
91	Series 2012-D, Class A2, 0.400%, 09/15/15	91

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.579%, 01/15/18	140
78	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	76
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	200
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
60	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	60
1	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	1
	HLSS Servicer Advance Receivables Backed Notes,
232	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	232
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	249
193	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	193
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	166
	Honda Auto Receivables Owner Trust,
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	57
114	Series 2013-1, Class A2, 0.350%, 06/22/15	114
67	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.468%, 01/20/35	66
	HSBC Home Equity Loan Trust USA,
49	Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	49
55	Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	55
	Huntington Auto Trust,
124	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	124
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
116	Series 2012-1, Class A3, 0.810%, 09/15/16	117
172	Series 2012-2, Class A2, 0.380%, 09/15/15	172
	Hyundai Auto Receivables Trust,
31	Series 2010-B, Class A3, 0.970%, 04/15/15	31
104	Series 2012-A, Class A3, 0.720%, 03/15/16	104
164	Series 2012-B, Class A2, 0.540%, 01/15/15	164
119	Series 2012-B, Class A3, 0.620%, 09/15/16	119
75	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	75
23	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	23
200	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	200
	Mercedes-Benz Auto Receivables Trust,
6	Series 2010-1, Class A3, 1.420%, 08/15/14	6
74	Series 2012-1, Class A2, 0.370%, 03/16/15	75
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	328
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	135
94	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	94
	Nissan Auto Receivables Owner Trust,
15	Series 2010-A, Class A3, 0.870%, 07/15/14	15
75	Series 2010-A, Class A4, 1.310%, 09/15/16	75
91	Series 2012-A, Class A3, 0.730%, 05/16/16	91
117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
207	Series 2013-A, Class A2, 0.370%, 09/15/15	207
233	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	228
150	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.493%, 03/25/36	141
155	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	155

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		Resort Finance Timeshare Receivables Trust,
259		Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	259
546		Series 2012-2, 5.750%, 09/05/18 (i)	546
		Santander Drive Auto Receivables Trust,
100		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	102
100		Series 2011-1, Class B, 2.350%, 11/16/15	101
16		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	16
54		Series 2012-1, Class A2, 1.250%, 04/15/15	54
31		Series 2012-2, Class A2, 0.910%, 05/15/15	31
53		Series 2012-2, Class A3, 1.220%, 12/15/15	53
44		Series 2012-5, Class A2, 0.570%, 12/15/15	44
60		Series 2012-5, Class A3, 0.830%, 12/15/16	60
56		Series 2012-6, Class A3, 0.620%, 07/15/16	56
43		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.933%, 01/25/36	29
		SNAAC Auto Receivables Trust,
31		Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	31
67		Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	67
650		Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	644
		Stanwich Mortgage Loan Co. LLC,
172		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	172
273		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	274
393		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	393
6		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	6
321		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	327
34		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	34
213		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214
50		VOLT LLC, Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	50
205		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	211
		World Omni Auto Receivables Trust,
73		Series 2010-A, Class A4, 2.210%, 05/15/15	74
118		Series 2012-A, Class A2, 0.520%, 06/15/15	118
102		Series 2012-A, Class A3, 0.640%, 02/15/17	102
123		Series 2012-B, Class A2, 0.430%, 11/16/15	123

		Total Asset-Backed Securities (Cost $13,883)	13,965

Collateralized Mortgage Obligations — 22.1%
		Agency CMO — 17.5%
61		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	68
		Federal Home Loan Mortgage Corp. REMICS,
4		Series 11, Class D, 9.500%, 07/15/19	4
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 46, Class B, 7.800%, 09/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
13		Series 114, Class H, 6.950%, 01/15/21	15
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	1
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
–	(h)	Series 1084, Class S, HB, IF, 44.100%, 05/15/21	1
9		Series 1144, Class KB, 8.500%, 09/15/21	10
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	1
9		Series 1206, Class IA, 7.000%, 03/15/22	10
6		Series 1250, Class J, 7.000%, 05/15/22	7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19	Series 1343, Class LA, 8.000%, 08/15/22	23
84	Series 1466, Class PZ, 7.500%, 02/15/23	96
1	Series 1470, Class F, VAR, 1.967%, 02/15/23	1
31	Series 1491, Class I, 7.500%, 04/15/23	35
31	Series 1518, Class G, IF, 8.859%, 05/15/23	36
28	Series 1541, Class O, VAR, 1.000%, 07/15/23	29
3	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	5
98	Series 1608, Class L, 6.500%, 09/15/23	110
45	Series 1609, Class LG, IF, 16.792%, 11/15/23	52
4	Series 1671, Class L, 7.000%, 02/15/24	5
17	Series 1700, Class GA, PO, 02/15/24	15
172	Series 1706, Class K, 7.000%, 03/15/24	195
568	Series 1720, Class PL, 7.500%, 04/15/24	658
18	Series 1745, Class D, 7.500%, 08/15/24	21
34	Series 1798, Class F, 5.000%, 05/15/23	37
2	Series 1807, Class G, 9.000%, 10/15/20	2
162	Series 1927, Class PH, 7.500%, 01/15/27	189
71	Series 1981, Class Z, 6.000%, 05/15/27	77
21	Series 1987, Class PE, 7.500%, 09/15/27	25
10	Series 2033, Class SN, HB, IF, 27.088%, 03/15/24	7
28	Series 2038, Class PN, IO, 7.000%, 03/15/28	4
140	Series 2040, Class PE, 7.500%, 03/15/28	163
32	Series 2056, Class TD, 6.500%, 05/15/18	35
162	Series 2063, Class PG, 6.500%, 06/15/28	185
28	Series 2064, Class TE, 7.000%, 06/15/28	32
115	Series 2075, Class PH, 6.500%, 08/15/28	131
111	Series 2075, Class PM, 6.250%, 08/15/28	114
34	Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
2	Series 2102, Class TC, 6.000%, 12/15/13	2
12	Series 2115, Class PE, 6.000%, 01/15/14	12
74	Series 2125, Class JZ, 6.000%, 02/15/29	82
15	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
332	Series 2169, Class TB, 7.000%, 06/15/29	385
93	Series 2172, Class QC, 7.000%, 07/15/29	107
1	Series 2196, Class TL, 7.500%, 11/15/29	1
50	Series 2201, Class C, 8.000%, 11/15/29	59
116	Series 2210, Class Z, 8.000%, 01/15/30	137
45	Series 2224, Class CB, 8.000%, 03/15/30	54
63	Series 2256, Class MC, 7.250%, 09/15/30	74
83	Series 2259, Class ZM, 7.000%, 10/15/30	97
71	Series 2271, Class PC, 7.250%, 12/15/30	83
83	Series 2283, Class K, 6.500%, 12/15/23	92
34	Series 2296, Class PD, 7.000%, 03/15/31	39
18	Series 2306, Class K, PO, 05/15/24	17
44	Series 2306, Class SE, IF, IO, 8.870%, 05/15/24	8
31	Series 2333, Class HC, 6.000%, 07/15/31	31
23	Series 2344, Class QG, 6.000%, 08/15/16	24
701	Series 2344, Class ZD, 6.500%, 08/15/31	763
102	Series 2344, Class ZJ, 6.500%, 08/15/31	115
60	Series 2345, Class NE, 6.500%, 08/15/31	62
43	Series 2345, Class PQ, 6.500%, 08/15/16	44
50	Series 2347, Class VP, 6.500%, 03/15/20	50
89	Series 2351, Class PZ, 6.500%, 08/15/31	99
31	Series 2355, Class BP, 6.000%, 09/15/16	33
31	Series 2360, Class PG, 6.000%, 09/15/16	33
28	Series 2366, Class MD, 6.000%, 10/15/16	30
47	Series 2391, Class QR, 5.500%, 12/15/16	49
59	Series 2410, Class NG, 6.500%, 02/15/32	65
92	Series 2410, Class OE, 6.375%, 02/15/32	100
37	Series 2410, Class QX, IF, IO, 8.451%, 02/15/32	9
148	Series 2412, Class SP, IF, 15.702%, 02/15/32	202
40	Series 2423, Class MC, 7.000%, 03/15/32	47
86	Series 2423, Class MT, 7.000%, 03/15/32	96
243	Series 2435, Class CJ, 6.500%, 04/15/32	272
105	Series 2441, Class GF, 6.500%, 04/15/32	120

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
96	Series 2444, Class ES, IF, IO, 7.751%, 03/15/32	22
113	Series 2450, Class GZ, 7.000%, 05/15/32	132
38	Series 2450, Class SW, IF, IO, 7.801%, 03/15/32	9
165	Series 2455, Class GK, 6.500%, 05/15/32	188
229	Series 2466, Class DH, 6.500%, 06/15/32	252
67	Series 2466, Class PG, 6.500%, 04/15/32	68
119	Series 2474, Class NR, 6.500%, 07/15/32	132
219	Series 2484, Class LZ, 6.500%, 07/15/32	250
296	Series 2500, Class MC, 6.000%, 09/15/32	329
397	Series 2512, Class PG, 5.500%, 10/15/22	438
72	Series 2535, Class BK, 5.500%, 12/15/22	80
126	Series 2537, Class TE, 5.500%, 12/15/17	135
457	Series 2543, Class YX, 6.000%, 12/15/32	514
603	Series 2568, Class KG, 5.500%, 02/15/23	661
741	Series 2575, Class ME, 6.000%, 02/15/33	834
63	Series 2586, Class WI, IO, 6.500%, 03/15/33	13
2	Series 2597, Class DS, IF, IO, 7.351%, 02/15/33	—	(h)
1	Series 2599, Class DS, IF, IO, 6.801%, 02/15/33	—	(h)
2	Series 2610, Class DS, IF, IO, 6.901%, 03/15/33	—	(h)
188	Series 2617, Class GR, 4.500%, 05/15/18	201
136	Series 2622, Class PE, 4.500%, 05/15/18	144
83	Series 2631, Class LC, 4.500%, 06/15/18	88
132	Series 2651, Class VZ, 4.500%, 07/15/18	139
91	Series 2672, Class ME, 5.000%, 11/15/22	94
265	Series 2675, Class CK, 4.000%, 09/15/18	279
391	Series 2684, Class PO, PO, 01/15/33	390
147	Series 2744, Class TU, 5.500%, 05/15/32	156
12	Series 2755, Class SA, IF, 13.802%, 05/15/30	12
188	Series 2777, Class KO, PO, 02/15/33	188
725	Series 2907, Class VC, 4.500%, 05/15/34	747
163	Series 2934, Class EC, PO, 02/15/20	152
182	Series 2990, Class SL, HB, IF, 23.763%, 06/15/34	258
491	Series 2999, Class ND, 4.500%, 07/15/20	524
124	Series 3068, Class AO, PO, 01/15/35	123
227	Series 3117, Class EO, PO, 02/15/36	213
24	Series 3117, Class OK, PO, 02/15/36	23
359	Series 3122, Class OH, PO, 03/15/36	341
320	Series 3137, Class XP, 6.000%, 04/15/36	358
8	Series 3149, Class SO, PO, 05/15/36	7
437	Series 3152, Class MO, PO, 03/15/36	414
189	Series 3171, Class MO, PO, 06/15/36	172
119	Series 3179, Class OA, PO, 07/15/36	112
699	Series 3202, Class HI, IF, IO, 6.451%, 08/15/36	102
138	Series 3232, Class ST, IF, IO, 6.501%, 10/15/36	19
158	Series 3253, Class PO, PO, 12/15/21	149
97	Series 3316, Class JO, PO, 05/15/37	89
384	Series 3481, Class SJ, IF, IO, 5.651%, 08/15/38	55
197	Series 3607, Class AO, PO, 04/15/36	183
112	Series 3607, Class EO, PO, 02/15/33	111
117	Series 3611, Class PO, PO, 07/15/34	111
819	Series 3666, Class VA, 5.500%, 12/15/22	851
762	Series 3680, Class MA, 4.500%, 07/15/39	836
512	Series 3804, Class FN, VAR, 0.649%, 03/15/39	515
1,138	Series 3819, Class ZQ, 6.000%, 04/15/36	1,254
438	Series 3997, Class PF, VAR, 0.649%, 11/15/39	440
	Federal Home Loan Mortgage Corp. STRIPS,
70	Series 243, Class 16, IO, 4.500%, 11/15/20	6
969	Series 262, Class 35, 3.500%, 07/15/42	982
966	Series 267, Class F5, VAR, 0.699%, 08/15/42	981
978	Series 274, Class F1, VAR, 0.699%, 08/15/42	992

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
977		Series 279, Class F6, VAR, 0.649%, 09/15/42	981
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
48		Series T-41, Class 3A, VAR, 6.621%, 07/25/32	58
39		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	48
397		Series T-54, Class 2A, 6.500%, 02/25/43	469
137		Series T-54, Class 3A, 7.000%, 02/25/43	164
1,039		Series T-56, Class A5, 5.231%, 05/25/43	1,145
36		Series T-58, Class APO, PO, 09/25/43	27
281		Series T-76, Class 2A, VAR, 3.392%, 10/25/37	283
120		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	143
		Federal National Mortgage Association REMIC Trust,
181		Series 2003-W1, Class 1A1, VAR, 6.083%, 12/25/42	206
47		Series 2003-W4, Class 2A, VAR, 6.463%, 10/25/42	51
73		Series 2007-W7, Class 1A4, HB, IF, 38.020%, 07/25/37	124
		Federal National Mortgage Association REMICS,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
3		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	3
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, 2.323%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
10		Series 1990-102, Class J, 6.500%, 08/25/20	11
3		Series 1990-120, Class H, 9.000%, 10/25/20	4
1		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
4		Series 1991-42, Class S, IF, 17.292%, 05/25/21	5
56		Series 1992-107, Class SB, HB, IF, 29.421%, 06/25/22	94
4		Series 1992-143, Class MA, 5.500%, 09/25/22	5
30		Series 1993-25, Class J, 7.500%, 03/25/23	34
182		Series 1993-37, Class PX, 7.000%, 03/25/23	205
64		Series 1993-54, Class Z, 7.000%, 04/25/23	73
13		Series 1993-62, Class SA, IF, 18.277%, 04/25/23	20
17		Series 1993-122, Class M, 6.500%, 07/25/23	19
7		Series 1993-165, Class SD, IF, 12.805%, 09/25/23	9
29		Series 1993-178, Class PK, 6.500%, 09/25/23	32
482		Series 1993-183, Class KA, 6.500%, 10/25/23	538
208		Series 1993-189, Class PL, 6.500%, 10/25/23	238
4		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	4
46		Series 1993-247, Class SA, HB, IF, 26.728%, 12/25/23	74
61		Series 1993-250, Class Z, 7.000%, 12/25/23	64
3		Series 1994-9, Class E, PO, 11/25/23	3
118		Series 1996-14, Class SE, IF, IO, 9.020%, 08/25/23	21
5		Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	5
14		Series 1996-59, Class J, 6.500%, 08/25/22	16

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
63	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
62	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
30	Series 1997-27, Class J, 7.500%, 04/18/27	34
34	Series 1997-29, Class J, 7.500%, 04/20/27	40
71	Series 1997-39, Class PD, 7.500%, 05/20/27	85
24	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
3	Series 1998-4, Class C, PO, 04/25/23	2
26	Series 1998-36, Class ZB, 6.000%, 07/18/28	29
270	Series 1998-43, Class EA, PO, 04/25/23	237
156	Series 2000-2, Class ZE, 7.500%, 02/25/30	182
56	Series 2001-4, Class PC, 7.000%, 03/25/21	62
2	Series 2001-5, Class OW, 6.000%, 03/25/16	2
118	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	22
129	Series 2001-36, Class DE, 7.000%, 08/25/31	150
31	Series 2001-44, Class PD, 7.000%, 09/25/31	35
218	Series 2001-48, Class Z, 6.500%, 09/25/21	244
28	Series 2001-49, Class Z, 6.500%, 09/25/31	32
64	Series 2001-71, Class MB, 6.000%, 12/25/16	68
80	Series 2001-71, Class QE, 6.000%, 12/25/16	85
474	Series 2001-74, Class MB, 6.000%, 12/25/16	502
22	Series 2001-81, Class LO, PO, 01/25/32	22
66	Series 2002-1, Class HC, 6.500%, 02/25/22	74
28	Series 2002-1, Class SA, HB, IF, 24.559%, 02/25/32	45
38	Series 2002-2, Class UC, 6.000%, 02/25/17	41
75	Series 2002-3, Class OG, 6.000%, 02/25/17	79
83	Series 2002-21, Class PE, 6.500%, 04/25/32	91
146	Series 2002-24, Class AJ, 6.000%, 04/25/17	156
86	Series 2002-28, Class PK, 6.500%, 05/25/32	98
98	Series 2002-37, Class Z, 6.500%, 06/25/32	107
192	Series 2002-94, Class BK, 5.500%, 01/25/18	203
202	Series 2003-22, Class UD, 4.000%, 04/25/33	217
162	Series 2003-34, Class GB, 6.000%, 03/25/33	185
304	Series 2003-34, Class GE, 6.000%, 05/25/33	359
20	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
352	Series 2003-47, Class PE, 5.750%, 06/25/33	380
46	Series 2003-52, Class SX, HB, IF, 22.370%, 10/25/31	73
42	Series 2003-64, Class SX, IF, 13.255%, 07/25/33	51
157	Series 2003-71, Class DS, IF, 7.202%, 08/25/33	157
176	Series 2003-80, Class SY, IF, IO, 7.457%, 06/25/23	19
172	Series 2003-83, Class PG, 5.000%, 06/25/23	184
35	Series 2003-91, Class SD, IF, 12.178%, 09/25/33	41
280	Series 2003-116, Class SB, IF, IO, 7.407%, 11/25/33	63
6	Series 2003-128, Class KE, 4.500%, 01/25/14	6
354	Series 2003-128, Class NG, 4.000%, 01/25/19	373
39	Series 2003-130, Class SX, IF, 11.230%, 01/25/34	45
848	Series 2004-21, Class AE, 4.000%, 04/25/19	893
352	Series 2004-25, Class PC, 5.500%, 01/25/34	381
198	Series 2004-25, Class SA, IF, 18.993%, 04/25/34	273
235	Series 2004-36, Class PC, 5.500%, 02/25/34	254
171	Series 2004-36, Class SA, IF, 18.993%, 05/25/34	237
121	Series 2004-46, Class SK, IF, 15.968%, 05/25/34	153

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
816	Series 2004-50, Class VZ, 5.500%, 07/25/34	921
95	Series 2004-61, Class SH, HB, IF, 23.215%, 11/25/32	146
97	Series 2004-74, Class SW, IF, 15.104%, 11/25/31	135
157	Series 2004-76, Class CL, 4.000%, 10/25/19	164
161	Series 2004-86, Class AE, 4.500%, 02/25/32	161
164	Series 2005-45, Class DC, HB, IF, 23.601%, 06/25/35	263
59	Series 2005-52, Class PA, 6.500%, 06/25/35	64
138	Series 2005-56, Class S, IF, IO, 6.517%, 07/25/35	23
263	Series 2005-56, Class TP, IF, 17.570%, 08/25/33	346
835	Series 2005-68, Class PG, 5.500%, 08/25/35	937
324	Series 2005-73, Class PS, IF, 16.217%, 08/25/35	425
151	Series 2005-74, Class CS, IF, 19.488%, 05/25/35	206
293	Series 2005-106, Class US, HB, IF, 23.858%, 11/25/35	441
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,111
349	Series 2006-27, Class OH, PO, 04/25/36	334
108	Series 2006-44, Class P, PO, 12/25/33	102
642	Series 2006-56, Class FC, VAR, 0.483%, 07/25/36	643
212	Series 2006-59, Class QO, PO, 01/25/33	211
115	Series 2006-65, Class QO, PO, 07/25/36	111
165	Series 2006-72, Class GO, PO, 08/25/36	146
334	Series 2006-77, Class PC, 6.500%, 08/25/36	379
135	Series 2006-79, Class DO, PO, 08/25/36	121
253	Series 2006-110, Class PO, PO, 11/25/36	238
619	Series 2006-124, Class HB, VAR, 5.981%, 11/25/36	669
211	Series 2007-14, Class ES, IF, IO, 6.247%, 03/25/37	33
144	Series 2007-79, Class SB, HB, IF, 23.308%, 08/25/37	206
500	Series 2007-81, Class GE, 6.000%, 08/25/37	577
327	Series 2007-88, Class VI, IF, IO, 6.347%, 09/25/37	52
825	Series 2007-91, Class ES, IF, IO, 6.267%, 10/25/37	138
191	Series 2007-106, Class A7, VAR, 5.991%, 10/25/37	214
179	Series 2007-116, Class HI, IO, VAR, 1.622%, 01/25/38	13
123	Series 2008-10, Class XI, IF, IO, 6.037%, 03/25/38	18
108	Series 2008-16, Class IS, IF, IO, 6.007%, 03/25/38	13
170	Series 2008-28, Class QS, HB,IF, 20.120%, 04/25/38	232
152	Series 2008-46, Class HI, IO, VAR, 1.792%, 06/25/38	11
191	Series 2009-69, Class PO, PO, 09/25/39	181
758	Series 2009-71, Class BC, 4.500%, 09/25/24	854
295	Series 2009-103, Class MB, VAR, 2.934%, 12/25/39	316
598	Series 2010-71, Class HJ, 5.500%, 07/25/40	680
1,100	Series 2010-133, Class A, 5.500%, 05/25/38	1,187
724	Series 2011-118, Class MT, 7.000%, 11/25/41	879
717	Series 2011-118, Class NT, 7.000%, 11/25/41	836
874	Series 2011-149, Class EF, VAR, 0.693%, 07/25/41	880
418	Series 2012-47, Class HF, VAR, 0.593%, 05/25/27	421
488	Series 2012-108, Class F, VAR, 0.693%, 10/25/42	492
981	Series 2012-112, Class FD, VAR, 0.693%, 10/25/42	991
3	Series G-14, Class L, 8.500%, 06/25/21	4
14	Series G-18, Class Z, 8.750%, 06/25/21	17
3	Series G-22, Class G, 6.000%, 12/25/16	3
12	Series G-35, Class M, 8.750%, 10/25/21	13
47	Series G92-35, Class E, 7.500%, 07/25/22	53
3	Series G92-42, Class Z, 7.000%, 07/25/22	3
41	Series G92-44, Class ZQ, 8.000%, 07/25/22	45
46	Series G92-54, Class ZQ, 7.500%, 09/25/22	51
11	Series G93-5, Class Z, 6.500%, 02/25/23	12
14	Series G95-1, Class C, 8.800%, 01/25/25	16

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3		Series 218, Class 2, IO, 7.500%, 04/01/23	—	(h)
129		Series 300, Class 1, PO, 09/01/24	124
24		Series 329, Class 1, PO, 01/01/33	23
		Federal National Mortgage Association Trust,
111		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	131
350		Series 2005-W3, Class 2AF, VAR, 0.413%, 03/25/45	347
		Government National Mortgage Association,
244		Series 1994-7, Class PQ, 6.500%, 10/16/24	282
66		Series 1995-3, Class DQ, 8.050%, 06/16/25	76
15		Series 1995-7, Class CQ, 7.500%, 09/16/25	18
24		Series 1998-26, Class K, 7.500%, 09/17/25	28
347		Series 1999-10, Class ZC, 6.500%, 04/20/29	404
30		Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	7
36		Series 1999-41, Class Z, 8.000%, 11/16/29	43
33		Series 1999-44, Class PC, 7.500%, 12/20/29	38
15		Series 2000-9, Class Z, 8.000%, 06/20/30	18
309		Series 2000-9, Class ZJ, 8.500%, 02/16/30	362
31		Series 2000-16, Class ZN, 7.500%, 02/16/30	32
91		Series 2001-7, Class PK, 6.500%, 03/20/31	96
6		Series 2001-32, Class WA, IF, 19.629%, 07/20/31	10
205		Series 2001-64, Class MQ, 6.500%, 12/20/31	241
35		Series 2002-7, Class PG, 6.500%, 01/20/32	41
47		Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	12
133		Series 2002-40, Class UK, 6.500%, 06/20/32	154
124		Series 2002-47, Class PG, 6.500%, 07/16/32	143
164		Series 2002-47, Class PY, 6.000%, 07/20/32	187
155		Series 2002-47, Class ZA, 6.500%, 07/20/32	181
13		Series 2002-51, Class SG, HB, IF, 31.641%, 04/20/31	24
8		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
26		Series 2003-4, Class NY, 5.500%, 12/20/13	26
27		Series 2003-24, Class PO, PO, 03/16/33	24
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	365
127		Series 2003-52, Class AP, PO, 06/16/33	116
31		Series 2004-28, Class S, IF, 19.118%, 04/16/34	43
26		Series 2004-68, Class PO, PO, 05/20/31	26
91		Series 2004-71, Class SB, HB, IF, 28.491%, 09/20/34	142
54		Series 2004-73, Class AE, IF, 14.446%, 08/17/34	67
476		Series 2004-90, Class SI, IF, IO, 5.902%, 10/20/34	69
148		Series 2005-68, Class DP, IF, 15.956%, 06/17/35	198
962		Series 2005-68, Class KI, IF, IO, 6.102%, 09/20/35	150
113		Series 2006-59, Class SD, IF, IO, 6.502%, 10/20/36	17
371		Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	65
465		Series 2007-27, Class SA, IF, IO, 6.002%, 05/20/37	70
749		Series 2007-40, Class SB, IF, IO, 6.552%, 07/20/37	116
456		Series 2007-45, Class QA, IF, IO, 6.442%, 07/20/37	68
40		Series 2007-49, Class NO, PO, 12/20/35	40
495		Series 2007-50, Class AI, IF, IO, 6.577%, 08/20/37	75
109		Series 2007-53, Class ES, IF, IO, 6.352%, 09/20/37	16
124		Series 2007-53, Class SW, IF, 19.610%, 09/20/37	167

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
262	Series 2007-57, Class QA, IF, IO, 6.302%, 10/20/37	38
168	Series 2007-71, Class SB, IF, IO, 6.502%, 07/20/36	18
253	Series 2007-72, Class US, IF, IO, 6.352%, 11/20/37	37
251	Series 2007-76, Class SA, IF, IO, 6.332%, 11/20/37	37
71	Series 2008-25, Class SB, IF, IO, 6.702%, 03/20/38	12
140	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	19
344	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	60
500	Series 2008-50, Class KB, 6.000%, 06/20/38	568
355	Series 2008-55, Class SA, IF, IO, 6.002%, 06/20/38	51
331	Series 2008-93, Class AS, IF, IO, 5.502%, 12/20/38	44
153	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	24
151	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	27
543	Series 2009-22, Class SA, IF, IO, 6.072%, 04/20/39	76
505	Series 2009-31, Class ST, IF, IO, 6.152%, 03/20/39	70
505	Series 2009-31, Class TS, IF, IO, 6.102%, 03/20/39	69
362	Series 2009-79, Class OK, PO, 11/16/37	318
739	Series 2009-106, Class ST, IF, IO, 5.802%, 02/20/38	105
219	Series 2010-14, Class AO, PO, 12/20/32	208
243	Series 2010-130, Class CP, 7.000%, 10/16/40	282
745	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	845
500	Series 2012-H21, Class DF, VAR, 0.854%, 05/20/61	502
490	Series 2012-H24, Class FA, VAR, 0.654%, 03/20/60	490
497	Series 2012-H26, Class MA, VAR, 0.754%, 07/20/62	500
480	Series 2013-H03, Class FA, VAR, 0.504%, 08/20/60	479
500	Series 2013-H07, Class JA, 1.750%, 03/20/63	497
157	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	160
	Vendee Mortgage Trust,
682	Series 1993-1, Class ZB, 7.250%, 02/15/23	798
290	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	325
411	Series 1996-1, Class 1Z, 6.750%, 02/15/26	471
141	Series 1996-2, Class 1Z, 6.750%, 06/15/26	164
563	Series 1997-1, Class 2Z, 7.500%, 02/15/27	654
136	Series 1998-1, Class 2E, 7.000%, 03/15/28	159

		65,783

	Non-Agency CMO — 4.6%
	Alternative Loan Trust,
185	Series 2002-8, Class A4, 6.500%, 07/25/32	191
1,708	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,684
117	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	120
418	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	392
	American General Mortgage Loan Trust,
161	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	162
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	423
	ASG Resecuritization Trust,
155	Series 2009-1, Class A60, VAR, 2.333%, 06/26/37 (e)	153
122	Series 2009-2, Class A55, VAR, 4.750%, 05/24/36 (e)	125
421	Series 2009-3, Class A65, VAR, 2.293%, 03/26/37 (e)	423
	Banc of America Alternative Loan Trust,
124	Series 2003-7, Class 2A4, 5.000%, 09/25/18	126
84	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	87
44	Series 2003-11, Class PO, PO, 01/25/34	35
43	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	38
	Banc of America Mortgage Trust,
26	Series 2003-8, Class APO, PO, 11/25/33	22

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
46	Series 2004-1, Class APO, PO, 02/25/34	38
138	Series 2004-3, Class 1A26, 5.500%, 04/25/34	141
36	Series 2004-6, Class APO, PO, 07/25/34	32
	BCAP LLC Trust,
402	Series 2010-RR7, Class 2A1, VAR, 2.478%, 07/26/45 (e)	390
386	Series 2011-RR10, Class 2A1, VAR, 1.122%, 09/26/37 (e)	348
71	Series 2011-RR5, Class 14A3, VAR, 2.838%, 07/26/36 (e) (i)	71
333	Series 2012-RR2, Class 1A1, VAR, 0.363%, 08/26/36 (e) (i)	321
144	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	148
	CHL Mortgage Pass-Through Trust,
189	Series 2003-26, Class 1A6, 3.500%, 08/25/33	188
32	Series 2003-J13, Class PO, PO, 01/25/34	27
44	Series 2003-J7, Class 4A3, IF, 9.523%, 08/25/18	46
117	Series 2004-5, Class 1A4, 5.500%, 06/25/34	122
40	Series 2004-HYB3, Class 2A, VAR, 2.608%, 06/20/34	38
391	Series 2005-22, Class 2A1, VAR, 2.997%, 11/25/35	332
	Citigroup Mortgage Loan Trust,
190	Series 2008-AR4, Class 1A1A, VAR, 2.935%, 11/25/38 (e)	194
789	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	817
423	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	446
	Citigroup Mortgage Loan Trust, Inc.,
32	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33
53	Series 2003-UST1, Class A1, 5.500%, 12/25/18	55
6	Series 2003-UST1, Class PO1, PO, 12/25/18	6
6	Series 2003-UST1, Class PO3, PO, 12/25/18	6
77	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	80
	CSMC,
912	Series 2010-11R, Class A6, VAR, 1.204%, 06/28/47 (e)	862
561	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	558
285	Series 2011-9R, Class A1, VAR, 2.193%, 03/27/46 (e)	286
171	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	174
213	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.321%, 06/25/20	218
29	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	29
	First Horizon Mortgage Pass-Through Trust,
198	Series 2004-AR7, Class 2A2, VAR, 2.557%, 02/25/35	200
194	Series 2005-AR1, Class 2A2, VAR, 2.657%, 04/25/35	196
454	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	453
57	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	35
314	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
96	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	96
329	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	336
	MASTR Adjustable Rate Mortgages Trust,
49	Series 2004-3, Class 4A2, VAR, 2.440%, 04/25/34	50
279	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	287
	MASTR Alternative Loan Trust,
223	Series 2003-9, Class 8A1, 6.000%, 01/25/34	228
563	Series 2004-4, Class 10A1, 5.000%, 05/25/24	584
36	Series 2004-7, Class 30PO, PO, 08/25/34	26
41	Series 2004-10, Class 1A1, 4.500%, 09/25/19	43
184	Series 2005-6, Class 3A1, 5.500%, 11/25/20	186
	MASTR Asset Securitization Trust,
111	Series 2003-2, Class 1A1, 5.000%, 03/25/18	114
14	Series 2004-8, Class PO, PO, 08/25/19	12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
123		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	98
59		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.513%, 02/25/35	57
77		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	79
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
50		Series 2003-A1, Class A1, 5.500%, 05/25/33	51
25		Series 2003-A1, Class A2, 6.000%, 05/25/33	27
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
43		Series 2002-QS16, Class A3, IF, 16.219%, 10/25/17	45
219		Series 2002-QS8, Class A5, 6.250%, 06/25/17	224
63		Series 2003-QS3, Class A2, IF, 16.075%, 02/25/18	69
246		Series 2003-QS9, Class A3, IF, IO, 7.357%, 05/25/18	31
248		Series 2004-QS3, Class CB, 5.000%, 03/25/19	258
162		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	132
22		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	22
		Salomon Brothers Mortgage Securities VII, Inc.,
99		Series 2003-HYB1, Class A, VAR, 3.096%, 09/25/33	101
10		Series 2003-UP2, Class PO1, PO, 12/25/18	9
		Springleaf Mortgage Loan Trust,
210		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	217
396		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	410
297		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	298
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	104
185		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	186
144		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	145
106		Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	108
		WaMu Mortgage Pass-Through Certificates,
57		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	59
192		Series 2003-AR5, Class A7, VAR, 2.449%, 06/25/33	193
100		Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	102
331		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	321
		Washington Mutual MSC Mortgage Pass-Through Certificates,
45		Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	47
11		Series 2003-MS7, Class P, PO, 03/25/33	10
170		Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	172
		Wells Fargo Mortgage-Backed Securities Trust,
83		Series 2003-K, Class 1A1, VAR, 4.468%, 11/25/33	85
77		Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	77
127		Series 2004-EE, Class 3A1, VAR, 2.960%, 12/25/34	130
408		Series 2004-P, Class 2A1, VAR, 2.617%, 09/25/34	419

			17,132

		Total Collateralized Mortgage Obligations (Cost $77,347)	82,915

Commercial Mortgage-Backed Securities — 2.3%
		Banc of America Commercial Mortgage Trust,
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	55
300		Series 2006-4, Class A4, 5.634%, 07/10/46	332
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150		Series 2005-3, Class AM, 4.727%, 07/10/43	159

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
236	Series 2005-6, Class ASB, VAR, 5.186%, 09/10/47	240
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	197
	Bear Stearns Commercial Mortgage Securities Trust,
106	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	108
360	Series 2006-PW11, Class A4, VAR, 5.447%, 03/11/39	396
16,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.157%, 12/11/49 (e)	123
100	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	101
296	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	296
	Federal National Mortgage Association - ACES,
500	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	551
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	985
1,038	Series 2012-M11, Class FA, VAR, 0.703%, 08/25/19	1,040
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	232
300	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	322
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	55
163	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	163
	Morgan Stanley Re-REMIC Trust,
15	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	15
390	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	400
100	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	101
527	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	533
728	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	762
125	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	125
825	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.536%, 08/15/39	862
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	117
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	108
376	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	377

	Total Commercial Mortgage-Backed Securities (Cost $8,542)	8,755

Corporate Bonds — 17.6%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	103

	Automobiles — 0.2%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152
150	1.875%, 01/11/18 (e)	149
150	2.625%, 09/15/16 (e)	155
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	100

		629

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	55

	Media — 0.6%
	CBS Corp.,
25	4.300%, 02/15/21	27
25	5.750%, 04/15/20	29
135	8.875%, 05/15/19	178
100	Comcast Corp., 5.900%, 03/15/16	113
16	COX Communications, Inc., 5.450%, 12/15/14	17
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	162
353	5.000%, 03/01/21	390
78	Discovery Communications LLC, 4.375%, 06/15/21	84
	News America, Inc.,
100	7.250%, 05/18/18	125
100	7.700%, 10/30/25	128

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	112
60	4.700%, 10/15/19	68
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	115
50	6.750%, 07/01/18	61
100	8.250%, 02/14/14	105
150	8.250%, 04/01/19	193
35	8.750%, 02/14/19	46
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	49
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	45
50	4.500%, 03/01/21	55
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,188

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	41
40	6.250%, 12/15/17	47
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	36
25	7.450%, 07/15/17	30
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	478

		670

	Specialty Retail — 0.0% (g)
59	Gap, Inc. (The), 5.950%, 04/12/21	69
130	Home Depot, Inc. (The), 5.400%, 03/01/16	146

		215

	Total Consumer Discretionary	3,860

	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	88
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	259
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	102
50	4.875%, 03/15/19	58
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	81
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	33
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	92
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	29
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	179
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		1,029

	Food & Staples Retailing — 0.1%
54	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	63
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	36
75	6.400%, 08/15/17	88
50	7.500%, 01/15/14	52
94	Walgreen Co., 3.100%, 09/15/22	93

		383

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	173
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	102
106	4.307%, 05/14/21 (e)	115
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	60
332	6.125%, 08/23/18	397
	Mondelez International, Inc.,
48	5.375%, 02/10/20	55
118	6.125%, 02/01/18	139

		1,087

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20

	Personal Products — 0.0% (g)
70	Procter & Gamble - ESOP, 9.360%, 01/01/21	92

	Total Consumer Staples	2,611

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Energy — 1.3%
	Energy Equipment & Services — 0.1%
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	39
35	6.375%, 12/15/21	41
100	6.500%, 11/15/20	116
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	34

		306

	Oil, Gas & Consumable Fuels — 1.2%
	Apache Corp.,
58	2.625%, 01/15/23	55
57	3.250%, 04/15/22	58
25	6.900%, 09/15/18	31
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
106	2.750%, 05/10/23	101
100	4.742%, 03/11/21	113
300	5.250%, 11/07/13	306
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	176
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
150	ConocoPhillips, 5.750%, 02/01/19	180
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	218
150	Devon Energy Corp., 1.875%, 05/15/17	150
80	Encana Corp., (Canada), 6.500%, 05/15/19	97
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	212
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	111
	Marathon Oil Corp.,
228	5.900%, 03/15/18	267
175	6.000%, 10/01/17	205
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
40	PC Financial Partnership, 5.000%, 11/15/14	42
84	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	81
	Petrobras International Finance Co. - Pifco, (Cayman Islands),
90	5.375%, 01/27/21	95
50	7.875%, 03/15/19	61
97	Petro-Canada, (Canada), 6.050%, 05/15/18	115
43	Phillips 66, 2.950%, 05/01/17	45
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	194
55	4.000%, 03/21/14	56
195	4.375%, 03/25/20	222
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	103
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	166
50	8.000%, 10/01/19	65
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	137
67	3.125%, 08/17/17	72
83	3.150%, 01/23/22	85
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	62
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
175	Total Capital S.A., (France), 2.300%, 03/15/16	182
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	100
100	6.500%, 08/15/18	123
30	7.125%, 01/15/19	38

		4,642

	Total Energy	4,948

	Financials — 9.7%
	Capital Markets — 2.4%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	262
75	3.100%, 01/15/15	78
75	4.600%, 01/15/20	85
	BlackRock, Inc.,
325	3.500%, 12/10/14	339
326	5.000%, 12/10/19	382

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	175
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	40
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
100	3.300%, 05/03/15	104
255	3.625%, 02/07/16	270
66	3.700%, 08/01/15	70
68	5.375%, 03/15/20	77
300	5.500%, 11/15/14	319
80	5.750%, 01/24/22	92
1,100	5.950%, 01/18/18	1,268
250	7.500%, 02/15/19	310
	Jefferies Group LLC,
111	3.875%, 11/09/15	117
150	5.125%, 04/13/18	164
125	8.500%, 07/15/19	158
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	164
100	7.300%, 08/01/14 (e)	106
40	7.625%, 08/13/19 (e)	48
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	212
157	5.450%, 07/15/14	164
814	6.400%, 08/28/17	946
266	6.875%, 04/25/18	317
	Morgan Stanley,
104	4.000%, 07/24/15	109
195	4.200%, 11/20/14	203
166	5.500%, 07/24/20	187
100	5.500%, 07/28/21	113
450	5.625%, 09/23/19	510
100	5.750%, 01/25/21	114
250	6.000%, 05/13/14	262
100	6.625%, 04/01/18	118
100	7.300%, 05/13/19	122
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	90
84	6.700%, 03/04/20	99
45	Northern Trust Corp., 5.500%, 08/15/13	46
36	State Street Corp., 3.100%, 05/15/23	35
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	525
100	5.750%, 04/25/18	118
100	5.875%, 12/20/17	117

		9,136

	Commercial Banks — 3.0%
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	105
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	262
425	Bank of America N.A., 5.300%, 03/15/17	471
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	253
85	2.550%, 11/06/22	82
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	124
175	2.550%, 01/12/17	182
123	3.400%, 01/22/15	128
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	143
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	208
100	2.750%, 02/23/15	103
200	5.200%, 07/10/14	210
250	6.050%, 12/04/17 (e)	280
	BB&T Corp.,
70	3.375%, 09/25/13	71
125	3.950%, 04/29/16	135
100	4.900%, 06/30/17	111
150	5.700%, 04/30/14	157
55	Comerica, Inc., 3.000%, 09/16/15	58
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	260
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	260
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	123
350	Fifth Third Bancorp, 5.450%, 01/15/17	389
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	208
300	4.875%, 01/14/22	336
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	212
263	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	289
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	361

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	313
100	3.750%, 03/02/15 (e)	105
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	100
300	3.125%, 03/20/17 (e)	317
	PNC Funding Corp.,
133	4.375%, 08/11/20	148
265	5.125%, 02/08/20	305
110	5.250%, 11/15/15	121
115	5.625%, 02/01/17	130
200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	208
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	204
235	2.200%, 07/29/15 (e)	243
	U.S. Bancorp,
150	2.450%, 07/27/15	155
208	2.875%, 11/20/14	215
250	Wachovia Bank N.A., 6.000%, 11/15/17	294
	Wachovia Corp.,
235	4.875%, 02/15/14	242
850	5.750%, 02/01/18	999
	Wells Fargo & Co.,
415	5.625%, 12/11/17	483
500	SUB, 3.676%, 06/15/16	537
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	335
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	329

		11,340

	Consumer Finance — 1.1%
	American Express Credit Corp.,
139	2.800%, 09/19/16	146
200	7.300%, 08/20/13	203
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	337
200	2.125%, 02/28/17 (e)	204
300	Capital One Bank USA N.A., 3.375%, 02/15/23	296
	Capital One Financial Corp.,
100	6.750%, 09/15/17	120
245	7.375%, 05/23/14	261
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	58
100	5.500%, 03/15/16	112
150	6.200%, 09/30/13	153
65	7.050%, 10/01/18	82
100	7.150%, 02/15/19	127
	Ford Motor Credit Co. LLC,
200	3.000%, 06/12/17	205
200	4.250%, 09/20/22	206
200	HSBC Finance Corp., 5.250%, 01/15/14	206
250	HSBC USA, Inc., 2.375%, 02/13/15	257
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
66	PACCAR Financial Corp., 1.600%, 03/15/17	66
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	121
225	1.750%, 05/22/17	228
200	2.000%, 09/15/16	206
100	2.050%, 01/12/17	102
154	3.200%, 06/17/15	162

		3,943

	Diversified Financial Services — 1.8%
161	Associates Corp. of North America, 6.950%, 11/01/18	195
	Bank of America Corp.,
100	5.000%, 05/13/21	111
130	5.625%, 07/01/20	150
300	5.650%, 05/01/18	344
170	5.750%, 12/01/17	195
50	5.875%, 01/05/21	58
100	6.500%, 08/01/16	114
125	7.375%, 05/15/14	133
	Citigroup, Inc.,
100	1.250%, 01/15/16	100
135	3.375%, 03/01/23	133
43	4.587%, 12/15/15	46
125	4.750%, 05/19/15	134
506	5.000%, 09/15/14	529
54	5.375%, 08/09/20	62
13	6.000%, 08/15/17	15
285	6.010%, 01/15/15	307
300	6.125%, 11/21/17	351
	CME Group, Inc.,
110	5.400%, 08/01/13	111

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
190	5.750%, 02/15/14	197
43	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	41
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	241
800	4.650%, 10/17/21	884
500	5.400%, 02/15/17	568
475	5.625%, 05/01/18	556
500	5.650%, 06/09/14	526
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	304
100	3.125%, 04/14/16 (e)	106
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	211

		6,739

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	55
	Aflac, Inc.,
28	2.650%, 02/15/17	29
32	4.000%, 02/15/22	34
25	8.500%, 05/15/19	33
350	American International Group, Inc., 5.450%, 05/18/17	395
45	Aon Corp., 3.500%, 09/30/15	47
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	64
150	5.400%, 05/15/18	177
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	209
98	3.750%, 08/15/21	105
90	CNA Financial Corp., 5.875%, 08/15/20	105
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	87
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	37
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	99
107	1.700%, 06/29/15 (e)	109
200	2.500%, 09/29/15 (e)	207
175	3.650%, 06/14/18 (e)	190
100	3.875%, 04/11/22 (e)	106
222	5.200%, 09/18/13 (e)	225
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	172
125	3.000%, 05/04/15 (e)	131
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	157
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	210
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
35	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	35
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	201

		3,327

	Real Estate Investment Trusts (REITs) — 0.3%
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
	CommonWealth REIT,
125	5.875%, 09/15/20	133
150	6.650%, 01/15/18	166
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
44	2.625%, 02/01/20	42
8	3.750%, 02/01/19	8
92	5.375%, 02/01/21	106
	Simon Property Group LP,
81	4.125%, 12/01/21	88
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	44
100	5.625%, 08/15/14	106
50	5.650%, 02/01/20	60
40	6.100%, 05/01/16	45
50	6.125%, 05/30/18	60
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	195

		1,146

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	28
	Stadshypotek AB, (Sweden),
523	1.450%, 09/30/13 (e)	525
250	1.875%, 10/02/19 (e)	246

		799

	Total Financials	36,430

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	428
44	4.500%, 03/15/20	49
40	5.700%, 02/01/19	47
98	Celgene Corp., 3.250%, 08/15/22	97

		621

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	51
50	4.625%, 03/15/15	54
40	Becton Dickinson and Co., 5.000%, 05/15/19	46

		151

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	52
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	116
	WellPoint, Inc.,
115	3.125%, 05/15/22	114
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	22

		352

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17 (e)	119
87	2.900%, 11/06/22 (e)	84
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	105
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	178
	Merck & Co., Inc.,
62	2.400%, 09/15/22	60
75	6.000%, 09/15/17	89

		635

	Total Health Care	1,759

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	83
100	Honeywell International, Inc., 5.300%, 03/01/18	117
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	61

		352

	Airlines — 0.0% (g)
79	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	83
34	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	38
66	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	72

		193

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	67
24	4.125%, 06/15/23	24
50	Pitney Bowes, Inc., 5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	75

		221

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	72

		145

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17 (e)	27
50	5.600%, 05/15/18	58

		85

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	160
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	115

		275

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	88
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		222

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	115
100	7.000%, 02/01/14	104
	CSX Corp.,
30	6.250%, 04/01/15	33
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	61
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	29
575	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	693
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	142
50	7.700%, 05/15/17	61
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	54
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
233	4.163%, 07/15/22	255
100	4.875%, 01/15/15	107
82	5.650%, 05/01/17	94
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	155

		2,216

	Total Industrials	3,709

	Information Technology — 0.9%
	Computers & Peripherals — 0.4%
	Apple, Inc.,
199	2.400%, 05/03/23	190
207	VAR, 0.523%, 05/03/18	207
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	212
195	4.375%, 09/15/21	197
87	4.650%, 12/09/21	90
325	5.400%, 03/01/17	359
200	6.125%, 03/01/14	207

		1,462

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	118
13	7.500%, 01/15/27	16

		239

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	126
209	1.625%, 05/15/20	202
100	1.875%, 05/15/19	101
150	5.700%, 09/14/17	176
200	7.625%, 10/15/18	260

		865

	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	46

		143

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	36
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		108

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	123
34	2.125%, 11/15/22	32
68	2.375%, 05/01/23	66
	Oracle Corp.,
200	5.250%, 01/15/16	223
100	5.750%, 04/15/18	119

		614

	Total Information Technology	3,431

	Materials — 0.4%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Chemicals — Continued
38	4.250%, 11/15/20	42
40	8.550%, 05/15/19	53
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	104
100	6.000%, 07/15/18	121
34	Mosaic Co. (The), 3.750%, 11/15/21	35
230	Praxair, Inc., 4.625%, 03/30/15	246
150	Union Carbide Corp., 7.500%, 06/01/25	182

		848

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
100	5.400%, 03/29/17	115
100	6.500%, 04/01/19	124
	Freeport-McMoRan Copper & Gold, Inc.,
128	2.150%, 03/01/17	129
67	3.100%, 03/15/20 (e)	66
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	28
50	8.950%, 05/01/14	54
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58

		611

	Total Materials	1,459

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
30	0.800%, 12/01/15	30
69	0.900%, 02/12/16	69
100	4.450%, 05/15/21	112
135	5.100%, 09/15/14	143
150	5.500%, 02/01/18	175
165	BellSouth Corp., 5.200%, 09/15/14	174
65	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	68
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	117
61	France Telecom S.A., (France), 2.750%, 09/14/16	63
500	GTE Corp., 6.840%, 04/15/18	607
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	170
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	292
225	5.250%, 11/15/13	229
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	34
100	Verizon Communications, Inc., 5.500%, 02/15/18	116
250	Verizon Maryland LLC, 7.150%, 05/01/23	251
100	Verizon New England, Inc., 4.750%, 10/01/13	101

		2,778

	Wireless Telecommunication Services — 0.2%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	155
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	100
125	5.000%, 09/15/15	137

		532

	Total Telecommunication Services	3,310

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	42
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	61
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	65
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	40
233	5.125%, 09/15/13	236
150	5.300%, 01/15/19	178
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	108
40	Georgia Power Co., 6.000%, 11/01/13	41
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	99
135	7.000%, 03/15/19	167

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	31
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
6	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	6
60	Nevada Power Co., 7.125%, 03/15/19	76
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	175
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
180	Nisource Finance Corp., 4.450%, 12/01/21	194
25	Ohio Power Co., 6.050%, 05/01/18	30
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	62
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	66
125	5.625%, 11/30/17	147
	PacifiCorp,
100	3.850%, 06/15/21	109
60	5.650%, 07/15/18	72
75	Peco Energy Co., 5.350%, 03/01/18	88
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	81
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	205
	Southern Co. (The),
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	42
30	Southwestern Public Service Co., 8.750%, 12/01/18	39
100	Virginia Electric and Power Co., 5.400%, 04/30/18	118
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	31
100	6.250%, 12/01/15	114
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		3,049

	Gas Utilities — 0.1%
	AGL Capital Corp.,
94	3.500%, 09/15/21	99
100	6.375%, 07/15/16	115
30	Atmos Energy Corp., 8.500%, 03/15/19	40
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	59

		313

	Independent Power Producers & Energy Traders — 0.1%
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	75
150	PPL Energy Supply LLC, 4.600%, 12/15/21	159

		234

	Multi-Utilities — 0.1%
50	Consumers Energy Co., 5.650%, 04/15/20	60
150	Dominion Resources, Inc., 8.875%, 01/15/19	201
50	PG&E Corp., 5.750%, 04/01/14	52
	Sempra Energy,
80	8.900%, 11/15/13	83
150	9.800%, 02/15/19	208

		604

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	235

	Total Utilities	4,435

	Total Corporate Bonds (Cost $61,012)	65,952

Foreign Government Securities — 0.8%
	Israel Government AID Bond, (Israel),
329	Zero Coupon, 08/15/17	314
1,557	Zero Coupon, 08/15/20	1,348
500	Zero Coupon, 02/15/22	404
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	404
250	2.700%, 06/16/15	261
300	2.950%, 02/05/15	312

	Total Foreign Government Securities (Cost $2,949)	3,043

Mortgage Pass-Through Securities — 11.4%
	Federal Home Loan Mortgage Corp.,
149	ARM, 2.165%, 01/01/37	158
297	ARM, 2.222%, 08/01/36	316
14	ARM, 2.250%, 07/01/26	14
37	ARM, 2.263%, 01/01/27	40
227	ARM, 2.456%, 03/01/37	244
446	ARM, 2.759%, 12/01/34	475
196	ARM, 2.802%, 09/01/36	210

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
124		ARM, 2.846%, 09/01/36	132
202		ARM, 2.931%, 04/01/38	217
120		ARM, 3.060%, 02/01/37	128
335		ARM, 3.715%, 06/01/36	361
90		ARM, 6.425%, 11/01/36	96
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
155		4.000%, 06/01/19	164
43		4.500%, 10/01/18	46
283		5.500%, 06/01/17 - 01/01/24	305
96		6.000%, 10/01/17 - 04/01/18	98
403		6.500%, 01/01/17 - 03/01/22	429
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
12		6.000%, 12/01/22	13
65		6.500%, 12/01/13 - 08/01/26	72
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
78		6.000%, 01/01/34	88
115		7.000%, 04/01/26 - 02/01/37	132
7		7.500%, 08/01/25	8
9		8.000%, 07/01/20 - 11/01/24	10
24		8.500%, 07/01/28	28
438		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	513
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,777		3.500%, 05/01/33 - 05/01/43	2,894
485		4.000%, 06/01/42	517
300		6.000%, 02/01/33	327
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		12.000%, 08/01/15 - 07/01/19	1
		Federal National Mortgage Association,
5		ARM, 1.904%, 03/01/19	5
73		ARM, 1.949%, 02/01/37	76
206		ARM, 2.023%, 01/01/35	218
201		ARM, 2.035%, 09/01/35	212
292		ARM, 2.042%, 02/01/35	310
189		ARM, 2.294%, 08/01/34	201
252		ARM, 2.346%, 01/01/35	266
1		ARM, 2.375%, 08/01/19	1
176		ARM, 2.378%, 04/01/35	188
87		ARM, 2.422%, 08/01/35	92
157		ARM, 2.423%, 04/01/33	167
174		ARM, 2.465%, 02/01/35	185
116		ARM, 2.495%, 11/01/33	123
193		ARM, 2.528%, 10/01/34	205
213		ARM, 2.536%, 02/01/37	226
219		ARM, 2.669%, 09/01/35	234
314		ARM, 2.723%, 09/01/34	336
150		ARM, 2.775%, 07/01/46	161
16		ARM, 2.853%, 09/01/27	17
84		ARM, 2.912%, 08/01/36	90
240		ARM, 2.935%, 09/01/33	257
322		ARM, 2.987%, 02/01/36	342
14		ARM, 3.797%, 03/01/29	15
130		ARM, 6.180%, 09/01/36	140
		Federal National Mortgage Association, 15 Year, Single Family,
73		4.000%, 05/01/19	77
723		4.500%, 05/01/18 - 05/01/19	778
503		5.000%, 12/01/16 - 04/01/19	546
317		5.500%, 01/01/20 - 06/01/20	341
424		6.000%, 03/01/21 - 01/01/24	465
73		6.500%, 09/01/13 - 08/01/20	78
		Federal National Mortgage Association, 20 Year, Single Family,
107		6.000%, 04/01/24	117
142		6.500%, 05/01/22	159
		Federal National Mortgage Association, 30 Year, FHA/VA,
17		6.000%, 09/01/33	19
32		6.500%, 03/01/29	38
15		8.500%, 02/01/30	17
13		9.000%, 09/01/19 - 12/01/30	13
7		9.500%, 12/01/18	8
		Federal National Mortgage Association, 30 Year, Single Family,
105		4.500%, 08/01/33	112
1,447		5.000%, 07/01/33 - 08/01/40	1,603
1,524		5.500%, 09/01/33 - 02/01/38	1,668
781		6.000%, 12/01/32 - 09/01/37	866
54		6.500%, 08/01/31	61
10		7.000%, 09/01/27 - 08/01/32	12
17		7.500%, 11/01/22 - 05/01/25	19
526		8.000%, 03/01/21 - 11/01/32	642
9		8.500%, 07/01/24 - 06/01/25	11
–	(h)	9.000%, 04/01/26	—	(h)
4		10.000%, 02/01/24	4
1		12.500%, 01/01/16	1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
1,500	VAR, 0.544%, 01/01/23	1,504
497	VAR, 0.564%, 01/01/23	498
1,000	VAR, 0.584%, 02/01/23	1,005
993	VAR, 0.594%, 01/01/23	995
1,000	Zero Coupon, 04/20/43	1,109
974	1.940%, 01/01/17	992
1,000	1.990%, 01/01/17	1,010
2,873	2.970%, 11/01/18	3,049
1,000	3.540%, 10/01/20	1,077
2,405	3.590%, 12/01/20	2,602
1,066	4.160%, 03/01/21	1,193
472	4.291%, 06/01/21	535
799	4.300%, 04/01/21	902
943	4.355%, 03/01/20	1,062
1,970	4.380%, 01/01/21 - 04/01/21	2,230
500	4.390%, 05/01/21	567
216	5.500%, 04/01/38	231
260	6.000%, 03/01/37	280
	Government National Mortgage Association II, 30 Year, Single Family,
525	6.000%, 03/20/28 - 09/20/38	571
14	7.500%, 02/20/28 - 09/20/28	18
38	8.000%, 12/20/25 - 08/20/28	47
23	8.500%, 03/20/25 - 05/20/25	27
	Government National Mortgage Association, 15 Year, Single Family,
30	6.000%, 10/15/17	32
11	8.000%, 01/15/16	11
	Government National Mortgage Association, 30 Year, Single Family,
365	6.000%, 11/15/28 - 12/15/38	413
363	6.500%, 01/15/24 - 12/15/35	410
349	7.000%, 08/15/23 - 06/15/35	414
30	7.500%, 11/15/22 - 09/15/28	34
7	8.000%, 05/15/22 - 08/15/28	7
5	8.500%, 11/15/17	5
10	9.000%, 08/15/16 - 11/15/24	11
197	9.500%, 09/15/18 - 12/15/25	224
2	12.000%, 11/15/19	3

	Total Mortgage Pass-Through Securities (Cost $41,046)	42,826

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19 (Cost $199)	200

U.S. Government Agency Securities — 2.6%
323	Federal Farm Credit Bank, 5.125%, 11/15/18	386
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,292
1,000	Zero Coupon, 06/01/17	954
800	5.000%, 05/11/17	926
500	Federal National Mortgage Association STRIPS, 11/15/21	402
	Financing Corp. Fico,
440	Zero Coupon, 05/11/18	416
500	Zero Coupon, 04/05/19	449
584	Zero Coupon, 09/26/19	520
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	970
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	224
1,750	Zero Coupon, 07/15/20	1,531
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,177
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	297

	Total U.S. Government Agency Securities (Cost $9,153)	9,544

U.S. Treasury Obligations — 35.6%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,511
320	8.500%, 02/15/20	465
250	8.750%, 05/15/20	371
250	8.750%, 08/15/20	374
3,000	8.875%, 08/15/17	3,999
835	11.250%, 02/15/15	990
	U.S. Treasury Bonds STRIPS,
202	11/15/13	202
800	02/15/14 (m)	799
4,566	05/15/14 (m)	4,558
1,500	08/15/14 (m)	1,496
3,518	11/15/14 (m)	3,505
3,325	02/15/15	3,307
4,952	11/15/15 (m)	4,900

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
5,766	02/15/16 (m)	5,691
1,072	05/15/16	1,055
2,505	08/15/16	2,457
700	11/15/16	684
1,224	02/15/17	1,190
4,446	08/15/17	4,285
1,960	11/15/17	1,880
2,200	02/15/18	2,098
700	05/15/18	664
495	05/15/19	457
4,350	08/15/19	3,991
2,000	02/15/20	1,805
13,948	05/15/20	12,474
150	05/15/20	134
12,550	08/15/20	11,131
2,150	05/15/21	1,854
100	08/15/21	85
2,000	11/15/21	1,690
425	02/15/22	356
47	08/15/26	32
300	11/15/26	204
53	02/15/28	34
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,878
700	1.125%, 01/15/21	834
500	1.250%, 04/15/14	558
250	2.000%, 01/15/14	319
	U.S. Treasury Notes,
300	0.250%, 10/31/13	300
500	0.500%, 10/15/13	501
593	0.875%, 01/31/18	590
800	1.000%, 11/30/19	779
400	1.375%, 12/31/18	404
5,500	1.500%, 08/31/18	5,610
1,300	1.750%, 01/31/14	1,314
1,500	1.750%, 10/31/18	1,547
500	1.875%, 02/28/14	507
1,100	1.875%, 04/30/14	1,117
6,400	1.875%, 08/31/17	6,671
400	2.000%, 02/15/22	402
1,500	2.250%, 07/31/18	1,588
350	2.625%, 08/15/20	375
400	2.625%, 11/15/20	427
1,500	2.750%, 10/31/13	1,516
1,500	2.750%, 11/30/16	1,608
1,755	2.750%, 05/31/17	1,891
3,000	2.750%, 12/31/17	3,243
1,000	3.125%, 04/30/17	1,091
350	3.125%, 05/15/21	385
7,900	3.250%, 12/31/16	8,618
1,000	3.250%, 03/31/17	1,095
800	3.375%, 07/31/13	804
1,050	3.500%, 02/15/18	1,173
1,550	3.500%, 05/15/20	1,754
400	3.625%, 02/15/20	456
450	3.625%, 02/15/21	513
700	4.000%, 02/15/15	744
300	4.250%, 08/15/13	303
400	4.250%, 11/15/17	458
200	4.500%, 02/15/16	222
1,000	4.750%, 08/15/17	1,162

	Total U.S. Treasury Obligations (Cost $127,231)	133,485

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
14,513	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.039% (b) (l) (Cost $14,513)	14,513

	Total Investments — 100.1% (Cost $355,875)	375,198
	Liabilities in Excess of Other Assets — (0.1)%	(376)

	NET ASSETS — 100.0%	$374,822

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 20,222
Aggregate gross unrealized depreciation	(899)

Net unrealized appreciation/depreciation	$ 19,323

Federal income tax cost of investments	$355,875

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,732	$3,233		$13,965
Collateralized Mortgage Obligations
Agency CMO	—	65,061	722		65,783
Non-Agency CMO	—	16,050	1,082		17,132

Total Collateralized Mortgage Obligations	—	81,111	1,804		82,915

Commercial Mortgage-Backed Securities	—	7,621	1,134		8,755
Corporate Bonds
Consumer Discretionary	—	3,860	—		3,860
Consumer Staples	—	2,611	—		2,611
Energy	—	4,948	—		4,948
Financials	—	36,430	—		36,430
Health Care	—	1,759	—		1,759
Industrials	—	2,895	814		3,709
Information Technology	—	3,431	—		3,431
Materials	—	1,459	—		1,459
Telecommunication Services	—	3,310	—		3,310
Utilities	—	4,435	—		4,435

Total Corporate Bonds	—	65,138	814		65,952

Foreign Government Securities	—	3,043	—		3,043
Mortgage Pass-Through Securities	—	42,826	—		42,826
Supranational	—	200	—		200
U.S. Government Agency Securities	—	9,544	—		9,544
U.S. Treasury Obligations	—	133,485	—		133,485
Short-Term Investment
Investment Company	14,513	—	—		14,513

Total Investments in Securities	$14,513	$353,700	$6,985	*	$375,198

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $6,985,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Intermediate Bond Trust Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$3,593	$—	$1	$1	$—	$(571)	$714	$(505)	$3,233
Collateralized Mortgage Obligations - Agency CMO	1,369	—	(77)	(1)	—	(30)	254	(793)	722
Collateralized Mortgage Obligations - Non-Agency CMO	1,084	—	(5)	1	12	(112)	535	(433)	1,082
Commercial Mortgage-Backed Securities	1,466	—	—	—	—	(97)	—	(235)	1,134
Corporate Bonds - Industrials	901	—	(6)	(1)	—	(6)	—	(74)	814
Mortgage Pass-Through Securities	499	—	—	—	—	—	—	(499)	—

Total	$8,912	$—	$(87)	$—	$12	$(816)	$1,503	$(2,539)	$6,985

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(87).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2013